                                                           File Numbers 33-85496
                                                                        811-8830

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                         Pre-Effective Amendment Number


                  Post-Effective Amendment Number 33


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/


                               Amendment Number 24


                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                          Gary R. Christensen, Esq.

              Senior Vice President, General Counsel and Secretary

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
     ---


      X  on May 1, 2019 pursuant to paragraph (b) of Rule 485
     ---


         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---

         on (date) pursuant to paragraph (a)(1) of Rule 485
     ---

If appropriate, check the following:

         this post-effective amendment designates a new effective date for a
     ---
          previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Universal Life Insurance Contracts and Certificates.

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                                  MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner, as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.


The separate account, through its sub-accounts, invests in the following Fund
Portfolios:



ALPS VARIABLE INVESTMENT TRUST                            IVY VARIABLE INSURANCE PORTFOLIOS
- Morningstar Balanced ETF Asset Allocation               -Ivy VIP Balanced--Class II Shares
  Portfolio--Class I Shares                               -Ivy VIP Core Equity--Class II Shares
- Morningstar Growth ETF Asset Allocation                 -Ivy VIP High Income--Class II Shares
  Portfolio--Class I Shares                               -Ivy VIP International Core Equity--Class II
- Morningstar Income and Growth ETF Asset                  Shares
  Allocation Portfolio--Class I Shares                    -Ivy VIP Small Cap Core--Class II Shares
AMERICAN FUNDS INSURANCE SERIES(R)                        -Ivy VIP Small Cap Growth--Class II Shares
- Global Growth Fund--Class 1 Shares                      -Ivy VIP Value--Class II Shares
- New World Fund(R)--Class 1 Shares                       JANUS ASPEN SERIES
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS             -Janus Henderson Forty Portfolio--Service
- VIP Contrafund(R) Portfolio: Initial Class Shares*       Shares
- VIP Equity-Income Portfolio: Initial                    -Janus Henderson Overseas
  Class Shares                                             Portfolio--Service Shares
- VIP High Income Portfolio: Initial
  Class Shares
* Only available in group contracts with a Mortality and
  Expense Risk Charge of .25%.


SECURIAN FUNDS TRUST                           - SFT Wellington Core Equity Fund--Class 1
- SFT Core Bond Fund--Class 2 Shares             Shares
- SFT Government Money Market Fund             **'Ivy' is the service mark of Ivy Distributors, Inc., an
- SFT Index 400 Mid-Cap Fund--Class 2 Shares    affiliate of the Ivy Investment Management
- SFT Index 500 Fund--Class 2 Shares            Company, the fund's subadvisor.
- SFT International Bond Fund--Class 2 Shares  VANGUARD(R) VARIABLE INSURANCE FUND
- SFT Ivy(SM) Growth Fund**                    - Diversified Value Portfolio
- SFT Ivy(SM) Small Cap Growth Fund**          - Total Bond Market Index Portfolio
- SFT Real Estate Securities Fund--Class 2
  Shares



Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.



If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.



You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. Your election to receive reports in paper will apply to all portfolio companies under your policy.


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.


There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. We reserve the right to add, combine or remove eligible Funds and Portfolios.


A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2019.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

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TABLE OF CONTENTS



                                                                                                                      Page
Questions and Answers about the Variable Group Universal Life Insurance Contract...................................     3
     Summary of Benefits and Risks.................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate...............................................     3
     Fee Tables....................................................................................................     7
General Descriptions...............................................................................................     9
     Minnesota Life Insurance Company..............................................................................     9
     Minnesota Life Variable Universal Life Account................................................................     9
     Additions, Deletions or Substitutions.........................................................................    12
     Voting Rights.................................................................................................    12
     The Guaranteed Account........................................................................................    13
     Summary Information...........................................................................................    13
         Guaranteed Account Value..................................................................................    13
Charges............................................................................................................    14
     Premium Expense Charges.......................................................................................    14
         Sales Charge..............................................................................................    14
         Premium Tax Charge........................................................................................    14
         OBRA Expense Charge.......................................................................................    15
     Account Value Charges.........................................................................................    15
         Monthly Deduction.........................................................................................    15
         Partial Surrender Charge..................................................................................    16
         Transfer Charge...........................................................................................    16
         Additional Benefits Charges...............................................................................    16
     Separate Account Charges......................................................................................    16
     Fund Charges..................................................................................................    17
     Guarantee of Certain Charges..................................................................................    17
Information about the Group Policy and Certificates................................................................    17
     Applications and Issuance.....................................................................................    17
     Dollar Cost Averaging.........................................................................................    18
     Free Look.....................................................................................................    18
     Continuation of Group Coverage................................................................................    18
     Conversion Right to an Individual Policy......................................................................    19
     General Provisions of the Group Contract......................................................................    19
         Issuance..................................................................................................    19
         Termination...............................................................................................    19
         Right to Examine Group Contract...........................................................................    20
         Entire Group Contract.....................................................................................    20
         Ownership of Group Contract and Group Contract Changes....................................................    20
Certificate Premiums...............................................................................................    20
     Premium Limitations...........................................................................................    20
     Allocation of Net Premiums and Account Value..................................................................    21
Death Benefit and Account Values...................................................................................    21
     Option A -- Level Death Benefit...............................................................................    22
     Option B -- Increasing Death Benefit..........................................................................    22
     Change in Face Amount.........................................................................................    22
         Increases.................................................................................................    22
         Decreases.................................................................................................    22
     Payment of Death Benefit Proceeds.............................................................................    23
     Account Values................................................................................................    23
         Determination of the Guaranteed Account Value.............................................................    24
         Determination of the Separate Account Value...............................................................    24
         Unit Value................................................................................................    24
         Net Investment Factor.....................................................................................    24
         Daily Values..............................................................................................    25



  I

                                                                                                                            Page
Surrenders, Partial Surrenders and Transfers.............................................................................     25
     Transfers...........................................................................................................     26
         Market Timing...................................................................................................     26
         Guaranteed Account Transfer Restrictions........................................................................     27
         Other Transfer Information......................................................................................     27
Loans....................................................................................................................     28
     Loan Interest.......................................................................................................     29
     Loan Repayments.....................................................................................................     29
Lapse and Reinstatement..................................................................................................     30
     Lapse...............................................................................................................     30
     Reinstatement.......................................................................................................     30
Additional Benefits......................................................................................................     30
     Accelerated Benefits Rider..........................................................................................     30
     Waiver of Premium Rider.............................................................................................     31
     Accidental Death and Dismemberment Rider............................................................................     31
     Child Rider.........................................................................................................     31
     Spouse Rider........................................................................................................     31
     Policyholder Contribution Rider.....................................................................................     31
General Matters Relating to the Certificate..............................................................................     31
     Postponement of Payments............................................................................................     31
     The Certificate.....................................................................................................     32
     Control of Certificate..............................................................................................     32
     Maturity............................................................................................................     32
     Beneficiary.........................................................................................................     32
     Change of Beneficiary...............................................................................................     32
     Settlement Options..................................................................................................     32
     Abandoned Property Requirements.....................................................................................     34
Federal Tax Status.......................................................................................................     34
     Introduction........................................................................................................     34
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     34
     Tax Status of Certificates..........................................................................................     34
     Diversification of Investments......................................................................................     35
     Owner Control.......................................................................................................     35
     Tax Treatment of Policy Benefits....................................................................................     35
     Modified Endowment Contracts........................................................................................     36
     Multiple Policies...................................................................................................     37
     Withholding.........................................................................................................     37
     Business Uses of Policy.............................................................................................     37
     Other Taxes.........................................................................................................     37
     Employer-owned Life Insurance Contracts.............................................................................     37
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     38
     Split-Dollar Arrangements...........................................................................................     38
     Alternative Minimum Tax.............................................................................................     38
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     38
     Tax Cuts and Job Act................................................................................................     38
     Tax Shelter Regulations.............................................................................................     39
     Medicare Tax on Investment Income...................................................................................     39
     Life Insurance Purchases by Residents of Puerto Rico................................................................     39
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     39
Distribution of Certificates.............................................................................................     39
     Payments Made by Underlying Mutual Funds............................................................................     40
Other Matters............................................................................................................     41
     Cybersecurity.......................................................................................................     41
     Legal Proceedings...................................................................................................     41
     Registration Statement..............................................................................................     42
     Financial Statements................................................................................................     42
Statement of Additional Information......................................................................................     43



  II

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                                         QUESTIONS AND ANSWERS ABOUT THE
                                 VARIABLE GROUP UNIVERSAL LIFE INSURANCE
                                                               CONTRACT


SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent for group-sponsored programs effective prior to May 1, 2001. For group-sponsored programs effective on or after May 1, 2001, but before May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent.


HOW CAN NET PREMIUMS BE ALLOCATED?


     When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this propectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                  When Charge is Deducted               Amount Deducted
------------------------------------------------------------------  ------------------------------     -----------------------------

Maximum Sales Charge Imposed on Premiums..........................  From Each Premium Payment*         5 percent of Premium+

Maximum Premium Tax Charge........................................  From Each Premium Payment*         4 percent of Premium+

Maximum OBRA Expense Charge**.....................................  From Each Premium Payment*         1.25 percent of Premium++

Maximum Deferred Sales Charge.....................................  None                               N/A

Maximum Partial Surrender Fee.....................................  From Each Partial Surrender        Lesser of $25 or 2 percent of
                                                                                                       the amount withdrawn

Maximum Transfer Fee..............................................  Upon Each Transfer+++              $10+++


-------------
   * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

  **      The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

   +      The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

  ++      For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

 +++      There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   -----------------------------------  -----------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and Each     Maximum: $60.22 Per Month Per
                                                            Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

                                                                                                 Minimum: $0.02 Per Month Per
                                                                                                 $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED ON OR AFTER JANUARY 1, 2009, AND PRIOR TO
   JANUARY 1, 2020, AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES..................................   On the Certificate Date and Each     Maximum: $41.36 Per Month Per
                                                            Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

                                                                                                 Minimum: $0.02 Per Month Per
                                                                                                 $1,000 of Net Amount at Risk

   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each     $0.26 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary       of Net Amount at Risk
MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                  Maximum: 0.50 percent of
                                                                                                 average daily assets of the
                                                                                                 separate account per year
MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and Each     Maximum: $4 Per Month
                                                            Subsequent Monthly Anniversary
MAXIMUM LOAN INTEREST SPREAD(4)..........................   Each Monthly Anniversary             2 percent of Policy Loan Per
                                                                                                 Year
ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and Each     Maximum: $0.10 Per Month Per
                                                            Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

Charge                                                              When Charge is Deducted                 Amount Deducted
------------------------------------------------------------   --------------------------------   ---------------------------------
WAIVER OF PREMIUM CHARGE(5).................................   On the Certificate Date and Each   Maximum: 50 percent of the Cost
                                                               Subsequent Monthly Anniversary     of Insurance Charge

CHILD RIDER CHARGE(5).......................................   On the Certificate Date and Each   Maximum: $0.35 Per Month Per
                                                               Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk
SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)..............................   On the Certificate Date and Each   Maximum: $60.22 Per Month Per
                                                               Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED ON OR AFTER JANUARY 1, 2009, AND PRIOR
   TO JANUARY 1, 2020, AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES.....................................   On the Certificate Date and Each   Maximum: $41.36 Per Month Per
                                                               Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk

   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8).....................................   On the Certificate Date and Each   $0.26 Per Month Per $1,000
                                                               Subsequent Monthly Anniversary     of Net Amount at Risk




--------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.


(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.


(7) The maximum charge in this row applies to certificates issued on or after January 1, 2020, pending state approval.



(8)  For all certificates regardless of issue date.


     For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2018. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12b-1) FEES AND OTHER EXPENSES)*


Fee Description                                                                                        Minimum         Maximum
-----------------------------------------------------------------------------------------------       --------        --------

Total Annual Portfolio Operating Expenses......................................................        0.14%           1.50%



--------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

---------------------------------------------------------------------------

                                                   GENERAL DESCRIPTIONS


MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.


     The separate account currently invests in Portfolios of the ALPS VIT, American Funds, Fidelity VIP, Ivy VIP, Janus Aspen Series, Securian Funds Trust and Vanguard(R) VIF. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. You should read each prospectus carefully before investing in the certificate.


     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

      Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.



Fund/Portfolio                                                              Investment Adviser
------------------------------------------------------------  ----------------------------------------------

ALPS VIT:

Morningstar Balanced ETF Asset Allocation Portfolio:
   Class I Shares...........................................  ALPS Advisors, Inc.


Morningstar Growth ETF Asset Allocation Portfolio:
   Class I Shares ..........................................  ALPS Advisors, Inc.


Morningstar Income and Growth ETF Asset Allocation Portfolio
   Class I Shares...........................................  ALPS Advisors, Inc.


AMERICAN FUNDS:
Global Growth Fund
   Class 1 Shares...........................................  Capital Research and Management
                                                              Company

New World Fund(R)
   Class 1 Shares...........................................  Capital Research and Management
                                                              Company


FIDELITY(R) VIP:

Contrafund(R) Portfolio*:
   Initial Class Shares.....................................  Fidelity Management & Research
                                                              Company ("FMR")


Equity-Income Portfolio:
   Initial Class Shares.....................................  FMR



High Income Portfolio:
   Initial Class Shares.....................................  FMR




IVY VIP:

Ivy VIP Balanced:
   Class II Shares..........................................  Ivy Investment Management
                                                              Company

Ivy VIP Core Equity:
   Class II Shares..........................................  Ivy Investment Management
                                                              Company

Ivy VIP High Income:
   Class II Shares..........................................  Ivy Investment Management
                                                              Company

Ivy VIP International Core Equity:
   Class II Shares..........................................  Ivy Investment Management
                                                              Company

Ivy VIP Small Cap Core:
   Class II Shares..........................................  Ivy Investment Management
                                                              Company



Fund/Portfolio                                                             Investment Sub-Adviser
------------------------------------------------------------  -----------------------------------------------

ALPS VIT:

Morningstar Balanced ETF Asset Allocation Portfolio:
   Class I Shares...........................................  Morningstar Investment
                                                              Management LLC

Morningstar Growth ETF Asset Allocation Portfolio:
   Class I Shares ..........................................  Morningstar Investment
                                                              Management LLC

Morningstar Income and Growth ETF Asset Allocation Portfolio
   Class I Shares...........................................  Morningstar Investment
                                                              Management LLC

AMERICAN FUNDS:
Global Growth Fund
   Class 1 Shares...........................................


New World Fund(R)
   Class 1 Shares...........................................



FIDELITY(R) VIP:

Contrafund(R) Portfolio*:
   Initial Class Shares.....................................  FMR Co., Inc. and other investment advisers serve as sub-advisers for
                                                              the portfolio.

Equity-Income Portfolio:
   Initial Class Shares.....................................  FMR Co., Inc. and other investment advisers serve as sub-advisers for
                                                              the portfolio.

High Income Portfolio:
   Initial Class Shares.....................................  FMR Co., Inc. and other investment advisers serve as sub-advisers for
                                                              the portfolio.


IVY VIP:

Ivy VIP Balanced:
   Class II Shares..........................................


Ivy VIP Core Equity:
   Class II Shares..........................................


Ivy VIP High Income:
   Class II Shares..........................................


Ivy VIP International Core Equity:
   Class II Shares..........................................


Ivy VIP Small Cap Core:
   Class II Shares..........................................




Fund/Portfolio                                                   Investment Adviser
----------------------------------------------------  ---------------------------------------
Ivy VIP Small Cap Growth:
   Class II Shares..................................  Ivy Investment Management
                                                      Company

Ivy VIP Value:
   Class II Shares..................................  Ivy Investment Management
                                                      Company


JANUS ASPEN SERIES:

Janus Henderson Forty Portfolio--Service Shares.....  Janus Capital Management LLC

Janus Henderson Overseas Portfolio--Service Shares..  Janus Capital Management LLC


SECURIAN FUNDS TRUST:

SFT Core Bond Fund--Class 2 Shares..................  Securian Asset Management, Inc.

SFT Government Money Market Fund**..................  Securian Asset Management, Inc.

SFT Index 400 Mid-Cap Fund--Class 2 Shares..........  Securian Asset Management, Inc.

SFT Index 500 Fund--Class 2 Shares..................  Securian Asset Management, Inc.

SFT International Bond Fund--Class 2 Shares.........  Securian Asset Management, Inc.

SFT Ivy(SM) Growth Fund.............................  Securian Asset Management, Inc.


SFT Ivy(SM) Small Cap Growth Fund...................  Securian Asset Management, Inc.


SFT Real Estate Securities Fund--Class 2 Shares.....  Securian Asset Management, Inc.

SFT Wellington Core Equity Fund--Class 1 Shares.....  Securian Asset Management, Inc.



VANGUARD(R) VIF:

Diversified Value Portfolio.........................  Barrow, Hanley, Mewhinney &
                                                      Strauss, Inc.

Total Bond Market Index Portfolio...................  The Vanguard Group, Inc.



Fund/Portfolio                                                 Investment Sub-Adviser
----------------------------------------------------  ---------------------------------------
Ivy VIP Small Cap Growth:
   Class II Shares..................................


Ivy VIP Value:
   Class II Shares..................................



JANUS ASPEN SERIES:

Janus Henderson Forty Portfolio--Service Shares.....

Janus Henderson Overseas Portfolio--Service Shares..


SECURIAN FUNDS TRUST:

SFT Core Bond Fund--Class 2 Shares..................

SFT Government Money Market Fund**..................

SFT Index 400 Mid-Cap Fund--Class 2 Shares..........

SFT Index 500 Fund--Class 2 Shares..................

SFT International Bond Fund--Class 2 Shares.........  Franklin Advisers, Inc.

SFT Ivy(SM) Growth Fund.............................  Ivy Investment Management
                                                      Company

SFT Ivy(SM) Small Cap Growth Fund...................  Ivy Investment Management
                                                      Company

SFT Real Estate Securities Fund--Class 2 Shares.....

SFT Wellington Core Equity Fund--Class 1 Shares.....  Wellington Management Company
                                                      LLP


VANGUARD(R) VIF:

Diversified Value Portfolio.........................


Total Bond Market Index Portfolio...................




--------------
* Only available in group contracts with a Mortality and Expense Risk Charge of .25%.


** Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.


     The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.



---------------------------------------------------------------------------

CHARGES


     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE    We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between

0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION    The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of


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
the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)


     For group policies and certificates issued on and after January 1, 2009, and prior to January 1, 2020, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)



     For group policies and certificates issued on and after January 1, 2020, pending state approval, the guaranteed rates are 300 percent of the maximum rates that could be charged based on 2017 Commissioners Standard Ordinary Mortality Tables ("2017 CSO Table") (a maximum charge of $60.22 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2017 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2017 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2017 CSO Table.)


PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE    There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES    Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.



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
     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Funds. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.



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                                  INFORMATION ABOUT THE GROUP POLICY AND
                                                           CERTIFICATES


APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.



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
     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING

     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Government Money Market Fund Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

     To elect dollar cost averaging the owner must have at least $3,000 in the SFT Government Money Market Fund Sub-Account. The automatic transfer amount from the SFT Government Money Market Fund Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Government Money Market Fund Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Government Money Market Fund Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or


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
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

     The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE    The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION    The contractholder may terminate a group contract by giving us
31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.



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

RIGHT TO EXAMINE GROUP CONTRACT    The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.


ENTIRE GROUP CONTRACT    The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.


OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES    The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.



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CERTIFICATE PREMIUMS


     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as


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
scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.



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                                       DEATH BENEFIT AND ACCOUNT VALUES


     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by


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
the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES    Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this


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
amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.



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
DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE    The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR    The net investment factor for a valuation period is
the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.


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

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.



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                                      SURRENDERS, PARTIAL SURRENDERS AND
                                                              TRANSFERS


     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.
     The maximum will be identified in the certificate.

     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;


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
-    the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS    There are additional restrictions
to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile
(FAX) transmission. Our FAX number is 1-651-665-4827. New York Residents please email us at GroupNYservice@securian.com.


     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.


     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.




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LOANS


     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.



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LAPSE AND REINSTATEMENT


LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.



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ADDITIONAL BENEFITS


     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the


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
insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.



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                                         GENERAL MATTERS RELATING TO THE
                                                            CERTIFICATE


POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.



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
     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE    The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE    The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY    A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY    The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records.

     After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS    The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.



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
     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.


     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.


-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.


     You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Minnesota Life, although it is subject to the claims of our creditors.




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
ABANDONED PROPERTY REQUIREMENTS    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.



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FEDERAL TAX STATUS


INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.



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
     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that


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
certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.



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
     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

     The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

TAX CUTS AND JOBS ACT

     The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

     For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.

     The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

     You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.



---------------------------------------------------------------------------

                                           DISTRIBUTION OF CERTIFICATES


     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert

Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.


PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/ redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.



---------------------------------------------------------------------------

                                                          OTHER MATTERS


CYBERSECURITY

     Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.


     To request a Statement of Additional Information call us at 1-800-843-8358 New York Residents please email us at GroupNYservice@securian.com. or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

---------------------------------------------------------------------------

                                    STATEMENT OF ADDITIONAL INFORMATION


     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.


     To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 New York Residents please email us at GroupNYservice@securian.com. or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.


     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements




Investment Company Act Number 811-8830

               (This page has been left blank intentionally.)

----------------------------------------------------------------

                                   MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.


The separate account, through its sub-accounts, invests in the following Fund
Portfolios:


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS        -VIP Freedom 2010 Portfolio: Initial Class
- VIP Asset Manager Portfolio: Initial Class          Shares
  Shares                                             -VIP Freedom 2015 Portfolio: Initial Class
- VIP Asset Manager: Growth Portfolio: Initial        Shares
  Class Shares                                       -VIP Freedom 2020 Portfolio: Initial Class
- VIP Balanced Portfolio: Initial Class Shares        Shares
- VIP Contrafund(R) Portfolio: Initial Class Shares  -VIP Freedom 2025 Portfolio: Initial Class
- VIP Disciplined Small Cap Portfolio: Initial        Shares
  Class Shares                                       -VIP Freedom 2030 Portfolio: Initial Class
- VIP Dynamic Capital Appreciation Portfolio:         Shares
  Initial Class Shares                               -VIP Freedom 2035 Portfolio: Initial Class
- VIP Emerging Markets Portfolio: Initial Class       Shares
  Shares                                             -VIP Freedom 2040 Portfolio: Initial Class
- VIP Equity-Income Portfolio: Initial Class          Shares
  Shares                                             -VIP Freedom 2045 Portfolio: Initial Class
- VIP Freedom Income Portfolio: Initial Class         Shares
  Shares                                             -VIP Freedom 2050 Portfolio: Initial Class
                                                      Shares


- VIP FundsManager 20% Portfolio: Service          - VIP Index 500 Portfolio: Initial Class Shares
  Class Shares                                     - VIP International Capital Appreciation
- VIP FundsManager 50% Portfolio: Service            Portfolio: Initial Class Shares
  Class Shares                                     - VIP Investment Grade Bond Portfolio: Initial
- VIP FundsManager 60% Portfolio: Service            Class Shares
  Class Shares                                     - VIP Mid Cap Portfolio: Initial Class Shares
- VIP FundsManager 70% Portfolio: Service          - VIP Overseas Portfolio: Initial Class Shares
  Class Shares                                     - VIP Real Estate Portfolio: Initial Class
- VIP FundsManager 85% Portfolio: Service            Shares
  Class Shares                                     - VIP Strategic Income Portfolio: Initial Class
- VIP Government Money Market Portfolio:             Shares
  Initial Class Shares                             - VIP Target Volatility Portfolio: Service Class
- VIP Growth Portfolio: Initial Class Shares         Shares
- VIP Growth & Income Portfolio: Initial Class     - VIP Value Portfolio: Initial Class Shares
  Shares                                           - VIP Value Strategies Portfolio: Initial Class
- VIP Growth Opportunities Portfolio: Initial        Shares
  Class Shares
- VIP High Income Portfolio: Initial Class Shares



Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.



If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.



You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. Your election to receive reports in paper will apply to all portfolio companies under your policy.



PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.


There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompany this prospectus.



We reserve the right to add, combine or remove eligible Funds and Portfolios.


A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2019.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

---------------------------------------------------------------------------

TABLE OF CONTENTS



                                                                                                                      Page

Questions and Answers about the Variable Group Universal Life Insurance Contract...................................     3
     Summary of Benefits and Risks.................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate...............................................     3
     Fee Tables....................................................................................................     7
General Descriptions...............................................................................................     9
     Minnesota Life Insurance Company..............................................................................     9
     Minnesota Life Variable Universal Life Account................................................................     9
     Additions, Deletions or Substitutions.........................................................................    12
     Voting Rights.................................................................................................    13
     The Guaranteed Account........................................................................................    13
     Summary Information...........................................................................................    14
         Guaranteed Account Value..................................................................................    14
Charges............................................................................................................    14
     Premium Expense Charges.......................................................................................    15
         Sales Charge..............................................................................................    15
         Premium Tax Charge........................................................................................    15
         OBRA Expense Charge.......................................................................................    15
     Account Value Charges.........................................................................................    15
         Monthly Deduction.........................................................................................    15
         Partial Surrender Charge..................................................................................    17
         Transfer Charge...........................................................................................    17
         Additional Benefits Charges...............................................................................    17
     Separate Account Charges......................................................................................    17
     Fund Charges..................................................................................................    17
     Guarantee of Certain Charges..................................................................................    17
Information about the Group Policy and Certificates................................................................    18
     Applications and Issuance.....................................................................................    18
     Dollar Cost Averaging.........................................................................................    18
     Free Look.....................................................................................................    19
     Continuation of Group Coverage................................................................................    19
     Conversion Right to an Individual Policy......................................................................    19
     General Provisions of the Group Contract......................................................................    20
         Issuance..................................................................................................    20
         Termination...............................................................................................    20
         Right to Examine Group Contract...........................................................................    20
         Entire Group Contract.....................................................................................    20
         Ownership of Group Contract and Group Contract Changes....................................................    20
Certificate Premiums...............................................................................................    20
     Premium Limitations...........................................................................................    21
     Allocation of Net Premiums and Account Value..................................................................    21
Death Benefit and Account Values...................................................................................    22
     Option A -- Level Death Benefit...............................................................................    22
     Option B -- Increasing Death Benefit..........................................................................    22
     Change in Face Amount.........................................................................................    22
         Increases.................................................................................................    23
         Decreases.................................................................................................    23
     Payment of Death Benefit Proceeds.............................................................................    23
     Account Values................................................................................................    23
         Determination of the Guaranteed Account Value.............................................................    24
         Determination of the Separate Account Value...............................................................    24
         Unit Value................................................................................................    24
         Net Investment Factor.....................................................................................    24
         Daily Values..............................................................................................    25




  I

                                                                                                                             Page
Surrenders, Partial Surrenders and Transfers.............................................................................     25
     Transfers...........................................................................................................     26
         Market Timing...................................................................................................     26
         Guaranteed Account Transfer Restrictions........................................................................     27
         Other Transfer Information......................................................................................     28
Loans....................................................................................................................     28
     Loan Interest.......................................................................................................     29
     Loan Repayments.....................................................................................................     29
Lapse and Reinstatement..................................................................................................     30
     Lapse...............................................................................................................     30
     Reinstatement.......................................................................................................     30
Additional Benefits......................................................................................................     31
     Accelerated Benefits Rider..........................................................................................     31
     Waiver of Premium Rider.............................................................................................     31
     Accidental Death and Dismemberment Rider............................................................................     31
     Child Rider.........................................................................................................     31
     Spouse Rider........................................................................................................     31
     Policyholder Contribution Rider.....................................................................................     31
General Matters Relating to the Certificate..............................................................................     32
     Postponement of Payments............................................................................................     32
     The Certificate.....................................................................................................     32
     Control of Certificate..............................................................................................     32
     Maturity............................................................................................................     32
     Beneficiary.........................................................................................................     33
     Change of Beneficiary...............................................................................................     33
     Settlement Options..................................................................................................     33
     Abandoned Property Requirements.....................................................................................     34
Federal Tax Status.......................................................................................................     34
     Introduction........................................................................................................     34
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     35
     Tax Status of Certificates..........................................................................................     35
     Diversification of Investments......................................................................................     35
     Owner Control.......................................................................................................     35
     Tax Treatment of Policy Benefits....................................................................................     36
     Modified Endowment Contracts........................................................................................     36
     Multiple Policies...................................................................................................     37
     Withholding.........................................................................................................     37
     Business Uses of Policy.............................................................................................     38
     Other Taxes.........................................................................................................     38
     Employer-owned Life Insurance Contracts.............................................................................     38
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     38
     Split-Dollar Arrangements...........................................................................................     38
     Alternative Minimum Tax.............................................................................................     39
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     39
     Tax Cuts and Jobs Act...............................................................................................     39
     Tax Shelter Regulations.............................................................................................     39
     Medicare Tax on Investment Income...................................................................................     39
     Life Insurance Purchases by Residents of Puerto Rico................................................................     40
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     40
Distribution of Certificates.............................................................................................     40
     Payments Made by Underlying Mutual Funds............................................................................     41
Other Matters............................................................................................................     42
     Cybersecurity.......................................................................................................     42
     Legal Proceedings...................................................................................................     42
     Registration Statement..............................................................................................     42
     Financial Statements................................................................................................     42
Statement of Additional Information......................................................................................     43



  II

---------------------------------------------------------------------------

QUESTIONS AND ANSWERS ABOUT THE VARIABLE GROUP UNIVERSAL LIFE INSURANCE
CONTRACT


SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompanies this prospectus. You should carefully review the Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of the Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Fund.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent.


HOW CAN NET PREMIUMS BE ALLOCATED?


     When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                    When Charge is Deducted                Amount Deducted
------------------------------------------------------------------   ---------------------------------      ------------------------

Maximum Sales Charge Imposed on Premiums..........................   From Each Premium Payment*             5 percent of Premium+

Maximum Premium Tax Charge........................................   From Each Premium Payment*             4 percent of Premium+

Maximum OBRA Expense Charge**.....................................   From Each Premium Payment*             1.25 percent of
                                                                                                            Premium++

Maximum Deferred Sales Charge.....................................   None                                   N/A

Maximum Partial Surrender Fee.....................................   From Each Partial Surrender            Lesser of $25 or
                                                                                                            2 percent of the
                                                                                                            amount withdrawn+

Maximum Transfer Fee..............................................   Upon Each Transfer+++                  $10+++


--------------
    * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

   **     The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

    +     The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

   ++     For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  +++     There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                               When Charge is Deducted                 Amount Deducted
-------------------------------------------------------------   --------------------------------   ---------------------------------

COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...............................   On the Certificate Date and Each   Maximum: $41.36 Per Month Per
                                                                Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                                                   Minimum: $0.02 Per Month Per
                                                                                                   $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES............................   On the Certificate Date and        Maximum: $32.01 Per Month Per
                                                                Each Subsequent Monthly            $1,000 of Net Amount at Risk
                                                                Anniversary
                                                                                                   Minimum: $0.02 Per Month Per
                                                                                                   $1,000 of Net Amount at Risk

Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   -----------------------------------   ----------------------------------

AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each      $0.48 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary        of Net Amount at Risk

MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                   Maximum: 0.50 percent of
                                                                                                  average daily assets of the
                                                                                                  separate account per year

MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and Each      Maximum: $4 Per Month
                                                            Subsequent Monthly Anniversary

MAXIMUM LOAN INTEREST SPREAD(4)..........................   Each Monthly Anniversary              2 percent of Policy Loan Per
                                                                                                  Year

ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and Each      Maximum: $0.10 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

WAIVER OF PREMIUM CHARGE(5)..............................   On the Certificate Date and Each      Maximum: 50 percent of the Cost
                                                            Subsequent Monthly Anniversary        of Insurance Charge

CHILD RIDER CHARGE(5)....................................   On the Certificate Date and Each      Maximum: $0.35 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and Each      Maximum: $41.36 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES........................   On the Certificate Date and           Maximum: $32.01 Per Month Per
                                                            Each Subsequent Monthly               $1,000 of Net Amount at Risk
                                                            Anniversary
                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk
   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each      $0.48 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary        of Net Amount at Risk



-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.


(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see "Distribution of Certificates" section of the prospectus.

     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged the Fund for its Portfolios for the fiscal year ended December 31, 2018. More detail concerning the Fund and its Portfolios' fees and expenses is contained in the prospectus for the Fund.



                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                                 Minimum       Maximum
-------------------------------------------------------------------------       -------      --------

Total Annual Portfolio Operating Expenses................................       0.10%         1.01%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for the Fund Portfolios please see the Fund's prospectus.


GENERAL DESCRIPTIONS


MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

     The separate account currently invests in the Portfolios of Fidelity(R) VIP. The Fund prospectus accompanies this prospectus. For additional copies please call us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. You should read the prospectus carefully before investing in the certificate.


     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

     The Fidelity Management and Research Company ("FMR"), a subsidiary of FMR Corp., is adviser to Fidelity(R) VIP. For more information about Fidelity(R) VIP, see the prospectuses of the Variable Insurance Products Funds which accompany this prospectus.



Fund/Portfolio                                      Investment Adviser*                     Investment Sub-Adviser*
------------------------------------------------   --------------------   ----------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Asset Manager Portfolio:
   Initial Class Shares.........................   FMR                    FIMM, FMRC and other investment advisers serve
                                                                          as sub-advisers for the portfolio.

Asset Manager: Growth Portfolio:
   Initial Class Shares.........................   FMR                    FIMM, FMRC and other investment advisers serve
                                                                          as sub-advisers for the portfolio.

Balanced Portfolio:
   Initial Class Shares.........................   FMR                    FIMM, FMRC and other investment advisers serve
                                                                          as sub-advisers for the portfolio.

Contrafund(R) Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as sub-
                                                                          advisers for the portfolio.

Disciplined Small Cap Portfolio:
   Initial Class Shares.........................   FMR                    Geode Capital Management, LLC ("Geode(R)") and
                                                                          FMRC serve as sub-advisers for the portfolio.

Dynamic Capital Appreciation Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Emerging Markets Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Equity-Income Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Freedom Income Portfolio:
   Initial Class Shares.........................   Strategic Advisers

Freedom 2010 Portfolio:
   Initial Class Shares.........................   Strategic Advisers

Freedom 2015 Portfolio:
   Initial Class Shares.........................   Strategic Advisers

Freedom 2020 Portfolio:
   Initial Class Shares.........................   Strategic Advisers

Freedom 2025 Portfolio:
   Initial Class Shares.........................   Strategic Advisers

Freedom 2030 Portfolio:
   Initial Class Shares.........................   Strategic Advisers

VIP Freedom 2035 Portfolio:
   Initial Class Shares.........................   Strategic Advisers



Fund/Portfolio                                      Investment Adviser*                     Investment Sub-Adviser*
------------------------------------------------   --------------------   ----------------------------------------------------------
VIP Freedom 2040 Portfolio:
   Initial Class Shares.........................   Strategic Advisers

VIP Freedom 2045 Portfolio:
   Initial Class Shares.........................   Strategic Advisers

VIP Freedom 2050 Portfolio:
   Initial Class Shares.........................   Strategic Advisers

VIP FundsManager 20% Portfolio:
   Service Class Shares.........................   Strategic Advisers

VIP FundsManager 50% Portfolio:
   Service Class Shares.........................   Strategic Advisers

VIP FundsManager 60% Portfolio:
   Service Class Shares.........................   Strategic Advisers

VIP FundsManager 70% Portfolio:
   Service Class Shares.........................   Strategic Advisers

VIP FundsManager 85% Portfolio:
   Service Class Shares.........................   Strategic Advisers

Government Money Market Portfolio:
   Initial Class Shares.........................   FMR                    FIMM and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Growth Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Growth & Income Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Growth Opportunities Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

High Income Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Index 500 Portfolio:
   Initial Class Shares.........................   FMR                    Geode(R) and FMRC serve as sub-advisers for the
                                                                          portfolio.

International Capital Appreciation Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Investment Grade Bond Portfolio:
   Initial Class Shares.........................   FMR                    FIMM and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Mid Cap Portfolio:
   Initial Class Shares.........................   FMR                    FIMM and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Overseas Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Real Estate Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Strategic Income Portfolio:
   Initial Class Portfolio......................   FMR                    FIMM, FMRC, FIA (UK) and other investment
                                                                          advisers serve as sub-advisers for the portfolio.

Target Volatility Portfolio:
   Service Class Shares.........................   Strategic Advisers



Fund/Portfolio                                      Investment Adviser*                     Investment Sub-Adviser*
------------------------------------------------   --------------------   ----------------------------------------------------------
Value Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.

Value Strategies Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
                                                                          sub-advisers for the portfolio.




The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Fund should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Fund's shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Fund held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Fund in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Fund in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Fund. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Fund. We will vote shares of the Fund held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Fund or approve or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Fund or would result in the purchase of securities for the Fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. The minimum guaranteed annual rate is 4 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.



                          CHARGES


     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE   We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION   The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE   There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES   Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Fund are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

     FMR, a subsidiary of FMR Corp., is adviser to each of the Portfolios. The advisory fees for VIP are made pursuant to a contractual agreement between VIP and FMR. For more information about these Funds, see the prospectus of the Variable Insurance Products Funds which accompany this prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

---------------------------------------------------------------------------

                                  INFORMATION ABOUT THE GROUP POLICY AND
                                                           CERTIFICATES


APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING

     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Government Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

     To elect dollar cost averaging the owner must have at least $3,000 in the Government Money Market Sub-Account. The automatic transfer amount from the Government Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Government Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Government Money Market Sub-Account unless a transfer request is


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
made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

     The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.



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GENERAL PROVISIONS OF THE GROUP CONTRACT


ISSUANCE   The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.


TERMINATION   The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT   The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT   The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES   The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.



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                                                   CERTIFICATE PREMIUMS


     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.



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     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Fund. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.



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     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.



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                                       DEATH BENEFIT AND ACCOUNT VALUES


     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a


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certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES   Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between


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the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. The minimum guaranteed annual rate is 4 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE   The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR   The net investment factor for a valuation period is the
gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual


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
rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Fund are valued. The net asset value of the Fund's shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.



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SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS


     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.

     The maximum will be identified in the certificate.



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     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.



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
     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectus for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS   There are additional restrictions to
transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.



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
OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.


     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827. New York Residents please email us at GroupNYservice@securian.com.


     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.


     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.




                            LOANS


     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.



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
     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.



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
     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.



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                                                LAPSE AND REINSTATEMENT


LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.




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ADDITIONAL BENEFITS


     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER   Allows the contractholder to pay for all or a
portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.




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                                         GENERAL MATTERS RELATING TO THE
                                                            CERTIFICATE


POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE   The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE   The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY   A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.



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
BENEFICIARY   The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS   The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.


     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.


-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.


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
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.


     You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Minnesota Life, although it is subject to the claims of our creditors.


ABANDONED PROPERTY REQUIREMENTS    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.



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                                                     FEDERAL TAX STATUS


INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.



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
TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. We believe that each portfolio in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.



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
     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.



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
BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.



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
ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

TAX CUTS AND JOBS ACT

The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

     For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.

     The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

     You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.



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                                           DISTRIBUTION OF CERTIFICATES


     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.



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
                      OTHER MATTERS


CYBERSECURITY

     Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.


     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101. New York Residents please email us at GroupNYservice@securian.com.




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
STATEMENT OF ADDITIONAL INFORMATION


     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.


     To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 (New York Residents please email us at GroupNYservice@securian.com.) or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.


     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of
Contracts and Registrant
Underwriters
Illustrations
Financial Statements




Investment Company Act Number 811-8830

----------------------------------------------------------------

                                   MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.


The separate account, through its sub-accounts, invests its assets in the following Fund Portfolios:



IVY VARIABLE INSURANCE PORTFOLIOS              PIONEER VARIABLE CONTRACTS TRUST
- Ivy VIP International Core Equity--Class II  - Pioneer Mid Cap Value VCT Portfolio--Class I
  Shares                                         Shares
- Ivy VIP Science and Technology--Class II     SECURIAN FUNDS TRUST
  Shares                                       - SFT Core Bond Fund--Class 1 Shares
LORD ABBETT SERIES FUND, INC.                  - SFT Core Bond Fund--Class 2 Shares*
- Mid Cap Stock Portfolio                      - SFT Government Money Market Fund
MFS(R) VARIABLE INSURANCE TRUST                - SFT Index 400 Mid-Cap Fund--Class 1
- MFS(R) Total Return Bond Series--Initial       Shares
  Class Shares                                 - SFT Index 400 Mid-Cap Fund--Class 2
MFS(R) VARIABLE INSURANCE TRUST II               Shares*
- MFS(R) Emerging Markets Equity               - SFT Index 500 Fund--Class 1 Shares
  Portfolio--Initial Class Shares              - SFT Index 500 Fund--Class 2 Shares*
OPPENHEIMER VARIABLE ACCOUNT FUNDS             - SFT Real Estate Securities Fund--Class 1
- Oppenheimer Global Fund/VA--Non-Service        Shares
  Shares**                                     - SFT Real Estate Securities Fund--Class 2
- Oppenheimer Main Street Small Cap              Shares*
  Fund(R)/VA--Non-Service Shares**             VANECK VIP TRUST
                                               - VanEck VIP Global Hard Assets Fund--Initial
                                                 Class



-----------------
*  no longer available for transfers or allocations in your policy


** Subject to Shareholder approval, on or about May 24, 2019, the Oppenheimer
   Global Fund/VA will merge into the Invesco Oppenheimer V.I. Global Fund and the Oppenheimer Main Street Small Cap Fund(R)/VA will merge into the Invesco Oppenheimer V.I. Main Street Small Cap Fund(R).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.



If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.



You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. Your election to receive reports in paper will apply to all portfolio companies under your policy.



PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.


There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus.



We reserve the right to add, combine or remove eligible Funds and Portfolios.


A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2019.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

---------------------------------------------------------------------------

TABLE OF CONTENTS



                                                                                                                       Page
Questions and Answers about the Variable Group Universal Life Insurance Contract...................................      3
     Summary of Benefits and Risks.................................................................................      3
     Risks of Owning a Variable Universal Life Insurance Certificate...............................................      3
     Fee Tables....................................................................................................      6
General Descriptions...............................................................................................      9
     Minnesota Life Insurance Company..............................................................................      9
     Minnesota Life Variable Universal Life Account................................................................      9
     Additions, Deletions or Substitutions.........................................................................     10
     Voting Rights.................................................................................................     11
     The Guaranteed Account........................................................................................     12
     Summary Information...........................................................................................     12
         Guaranteed Account Value..................................................................................     12
Charges............................................................................................................     13
     Premium Expense Charges.......................................................................................     13
         Sales Charge..............................................................................................     13
         Premium Tax Charge........................................................................................     13
         OBRA Expense Charge.......................................................................................     13
     Account Value Charges.........................................................................................     14
         Monthly Deduction.........................................................................................     14
         Partial Surrender Charge..................................................................................     15
         Transfer Charge...........................................................................................     15
         Additional Benefits Charges...............................................................................     15
     Separate Account Charges......................................................................................     15
     Fund Charges..................................................................................................     15
     Guarantee of Certain Charges..................................................................................     15
Information about the Group Policy and Certificates................................................................     16
     Applications and Issuance.....................................................................................     16
     Dollar Cost Averaging.........................................................................................     16
     Free Look.....................................................................................................     17
     Continuation of Group Coverage................................................................................     17
     Conversion Right to an Individual Policy......................................................................     17
     General Provisions of the Group Contract......................................................................     18
         Issuance..................................................................................................     18
         Termination...............................................................................................     18
         Right to Examine Group Contract...........................................................................     18
         Entire Group Contract.....................................................................................     18
         Ownership of Group Contract and Group Contract Changes....................................................     18
Certificate Premiums...............................................................................................     18
     Premium Limitations...........................................................................................     19
     Allocation of Net Premiums and Account Value..................................................................     19
Death Benefit and Account Values...................................................................................     20
     Option A -- Level Death Benefit...............................................................................     20
     Option B -- Increasing Death Benefit..........................................................................     20
     Change in Face Amount.........................................................................................     20
         Increases.................................................................................................     20
         Decreases.................................................................................................     21
     Payment of Death Benefit Proceeds.............................................................................     21
     Account Values................................................................................................     21
         Determination of the Guaranteed Account Value.............................................................     22
         Determination of the Separate Account Value...............................................................     22
         Unit Value................................................................................................     22
         Net Investment Factor.....................................................................................     22
         Daily Values..............................................................................................     23




  I

                                                                                                                             Page
Surrenders, Partial Surrenders and Transfers.............................................................................     23
     Transfers...........................................................................................................     24
         Market Timing...................................................................................................     24
         Guaranteed Account Transfer Restrictions........................................................................     25
         Other Transfer Information......................................................................................     25
Loans    ................................................................................................................     26
     Loan Interest.......................................................................................................     27
     Loan Repayments.....................................................................................................     27
Lapse and Reinstatement..................................................................................................     28
     Lapse...............................................................................................................     28
     Reinstatement.......................................................................................................     28
Additional Benefits......................................................................................................     28
     Accelerated Benefits Rider..........................................................................................     28
     Waiver of Premium Rider.............................................................................................     29
     Accidental Death and Dismemberment Rider............................................................................     29
     Child Rider.........................................................................................................     29
     Spouse Rider........................................................................................................     29
     Policyholder Contribution Rider.....................................................................................     29
General Matters Relating to the Certificate..............................................................................     29
     Postponement of Payments............................................................................................     29
     The Certificate.....................................................................................................     30
     Control of Certificate..............................................................................................     30
     Maturity............................................................................................................     30
     Beneficiary.........................................................................................................     30
     Change of Beneficiary...............................................................................................     30
     Settlement Options..................................................................................................     30
     Abandoned Property Requirements.....................................................................................     31
Federal Tax Status.......................................................................................................     32
     Introduction........................................................................................................     32
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     32
     Tax Status of Certificates..........................................................................................     32
     Diversification of Investments......................................................................................     32
     Owner Control.......................................................................................................     33
     Tax Treatment of Policy Benefits....................................................................................     33
     Modified Endowment Contracts........................................................................................     34
     Multiple Policies...................................................................................................     35
     Withholding.........................................................................................................     35
     Business Uses of Policy.............................................................................................     35
     Other Taxes.........................................................................................................     35
     Employer-owned Life Insurance Contracts.............................................................................     35
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     35
     Split-Dollar Arrangements...........................................................................................     36
     Alternative Minimum Tax.............................................................................................     36
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     36
     Tax Cuts and Jobs Act...............................................................................................     36
     Tax Shelter Regulations.............................................................................................     37
     Medicare Tax on Investment Income...................................................................................     37
     Life Insurance Purchases by Residents of Puerto Rico................................................................     37
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     37
Distribution of Certificates.............................................................................................     37
     Payments Made by Underlying Mutual Funds............................................................................     38
Other Matters............................................................................................................     39
     Cybersecurity.......................................................................................................     39
     Legal Proceedings...................................................................................................     39
     Registration Statement..............................................................................................     39
     Financial Statements................................................................................................     39
Statement of Additional Information......................................................................................     40



  II

---------------------------------------------------------------------------

                                        QUESTIONS AND ANSWERS ABOUT THE
                                          VARIABLE GROUP UNIVERSAL LIFE
                                                     INSURANCE CONTRACT



SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4.5 percent for group-sponsored programs implemented prior to July 1, 2002. For group-sponsored programs effective on or after July 1, 2002, the minimum guaranteed annual rate is 3 percent.


HOW CAN NET PREMIUMS BE ALLOCATED?


     When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or

- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                      When Charge is Deducted              Amount Deducted
--------------------------------------------------------------------  ---------------------------------     ------------------------

Maximum Sales Charge Imposed on Premiums............................  From Each Premium Payment*            5 percent of Premium+

Maximum Premium Tax Charge..........................................  From Each Premium Payment*            4 percent of Premium+

Maximum OBRA Expense Charge**.......................................  From Each Premium Payment*            1.25 percent of
                                                                                                            Premium++

Maximum Deferred Sales Charge.......................................  None                                  N/A

Maximum Partial Surrender Fee.......................................  From Each Partial Surrender           Lesser of $25 or
                                                                                                            2 percent of the
                                                                                                            amount withdrawn+

Maximum Transfer Fee................................................  Upon Each Transfer+++                 $10+++


-------------
    * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

   **     The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

    +     The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

   ++     For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  +++     There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   ----------------------------------   -----------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and          Maximum: $41.36 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1,000 of net amount at risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES..................................   On the Certificate Date and          Maximum: $32.01 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1,000 of net amount at risk
   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and          $0.36 per month per $1,000
                                                            Each Subsequent Monthly              of net amount at risk
                                                            Anniversary
MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                  Maximum: 0.25 percent of
                                                                                                 average daily assets of the
                                                                                                 separate account per year
MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and          Maximum: $4 per month
                                                            Each Subsequent Monthly
                                                            Anniversary
MAXIMUM LOAN INTEREST SPREAD(4)..........................   Each Monthly Anniversary             1 percent of Policy Loan per
                                                                                                 year
ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and          Maximum: $0.10 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
WAIVER OF PREMIUM CHARGE(5)..............................   On the Certificate Date and          Maximum: 50 percent of the
                                                            Each Subsequent Monthly              cost of insurance Charge
                                                            Anniversary

Charge                                                             When Charge is Deducted                  Amount Deducted
----------------------------------------------------------   ----------------------------------   ----------------------------------
CHILD RIDER CHARGE(5).....................................   On the Certificate Date and          Maximum: $0.35 per month per
                                                             Each Subsequent Monthly              $1,000 of net amount at risk
                                                             Anniversary
SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)............................   On the Certificate Date and          Maximum: $41.36 per month per
                                                             Each Subsequent Monthly              $1,000 of net amount at risk
                                                             Anniversary
                                                                                                  Minimum: $0.02 per month per
                                                                                                  $1000 of net amount at risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES...................................   On the Certificate Date and          Maximum: $32.01 per month per
                                                             Each Subsequent Monthly              $1,000 of net amount at risk
                                                             Anniversary
                                                                                                  Minimum: $0.02 per month per
                                                                                                  $1,000 of net amount at risk
   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)...................................   On the Certificate Date and          $0.36 per month per $1,000
                                                             Each Subsequent Monthly              of net amount at risk
                                                             Anniversary


-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 7% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2018. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                              Minimum          Maximum
----------------------------------------------------------------------       -------         --------

Total Annual Portfolio Operating Expenses.............................        0.20%            1.50%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

---------------------------------------------------------------------------

                                                   GENERAL DESCRIPTIONS



MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.


     The separate account currently invests in the Portfolios of Ivy VIP, Lord Abbett, MFS, MFS II, Oppenheimer, Pioneer, Securian Funds Trust and VanEck. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. You should read each prospectus carefully before investing in the certificate.


     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

     Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.



Fund/Portfolio                                                             Investment Adviser                 Investment Sub-Adviser
-----------------------------------------------------------   ---------------------------------------------  -----------------------

IVY VARIABLE INSURANCE PORTFOLIOS:

Ivy VIP International Core Equity--Class II Shares.........   Ivy Investment Management Company

Ivy VIP Science and Technology--Class II Shares............   Ivy Investment Management Company


LORD ABBETT SERIES FUND, INC.:

Mid Cap Stock Portfolio....................................   Lord, Abbett & Co. LLC


MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Total Return Bond Series--Initial Class Shares......   Massachusetts Financial Services
                                                              Company



Fund/Portfolio                                                                 Investment Adviser
----------------------------------------------------------------  ---------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares..  Massachusetts Financial Services
                                                                  Company

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--Non-Service Shares..................  OppenheimerFunds, Inc.

Oppenheimer Main Street Small Cap Fund(R)/VA--
   Non-Service Shares...........................................  OFI Global Asset Management, Inc.


PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio--Class I Shares.............  Amundi Pioneer Asset Management, Inc.
                                                                  (Amundi Pioneer)

SECURIAN FUNDS TRUST:

SFT Core Bond Fund--Class 1 Shares..............................  Securian Asset Management, Inc.

SFT Core Bond Fund--Class 2 Shares**............................  Securian Asset Management, Inc.

SFT Government Money Market Fund*...............................  Securian Asset Management, Inc.

SFT Index 400 Mid-Cap Fund--Class 1 Shares......................  Securian Asset Management, Inc.

SFT Index 400 Mid-Cap Fund--Class 2 Shares**....................  Securian Asset Management, Inc.

SFT Index 500 Fund--Class 1 Shares..............................  Securian Asset Management, Inc.

SFT Index 500 Fund--Class 2 Shares**............................  Securian Asset Management, Inc.

SFT Real Estate Securities Fund--Class 1 Shares.................  Securian Asset Management, Inc.

SFT Real Estate Securities Fund--Class 2 Shares**...............  Securian Asset Management, Inc.

VANECK VIP TRUST:
VanEck VIP Global Hard Assets Fund--Initial Class...............  Van Eck Associates Corporation



Fund/Portfolio                                                     Investment Sub-Adviser
----------------------------------------------------------------  -----------------------

MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares..


OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--Non-Service Shares..................

Oppenheimer Main Street Small Cap Fund(R)/VA--
   Non-Service Shares...........................................   OppenheimerFunds,
                                                                   Inc.

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio--Class I Shares.............


SECURIAN FUNDS TRUST:

SFT Core Bond Fund--Class 1 Shares..............................

SFT Core Bond Fund--Class 2 Shares**............................

SFT Government Money Market Fund*...............................

SFT Index 400 Mid-Cap Fund--Class 1 Shares......................

SFT Index 400 Mid-Cap Fund--Class 2 Shares**....................

SFT Index 500 Fund--Class 1 Shares..............................

SFT Index 500 Fund--Class 2 Shares**............................

SFT Real Estate Securities Fund--Class 1 Shares.................

SFT Real Estate Securities Fund--Class 2 Shares**...............

VANECK VIP TRUST:
VanEck VIP Global Hard Assets Fund--Initial Class...............





--------------
* Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.


** No longer available for transfers or allocations in your policy.

     The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented on or after July 1, 2002 the minimum guaranteed annual rate is 3 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

---------------------------------------------------------------------------

                                                                CHARGES



     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE    We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION   The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000


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
of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE   There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES   Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .25 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.


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INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES



APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING

     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Government Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

     To elect dollar cost averaging the owner must have at least $3,000 in the SFT Government Money Market Sub-Account. The automatic transfer amount from the SFT Government Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Government Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Government Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.


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

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

     The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.


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GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE   The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION   The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT    The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT   The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES   The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.


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CERTIFICATE PREMIUMS



     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.


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

     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.


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DEATH BENEFIT AND ACCOUNT
VALUES



     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES   Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.


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

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented on or before July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented after July 1, 2002, the minimum guaranteed annual rate is 3 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE   The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR   The net investment factor for a valuation period is the
gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.


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

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.


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                                         SURRENDERS, PARTIAL SURRENDERS
                                                          AND TRANSFERS



     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.

     The maximum will be identified in the certificate.

     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;


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
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS   There are additional restrictions to
transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.


     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827. New York Residents please email us at GroupNYservice@securian.com.



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

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.


     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.



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LOANS



     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 7 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 7 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

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LAPSE AND REINSTATEMENT



LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.


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ADDITIONAL BENEFITS



     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 7.

ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER   Allows the contractholder to pay for all or a
portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.


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                            GENERAL MATTERS RELATING TO THE CERTIFICATE



POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay


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mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE   The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE   The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY   A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY   The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS   The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.


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     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.


     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.


-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.


     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.



     You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Minnesota Life, although it is subject to the claims of our creditors.


ABANDONED PROPERTY REQUIREMENTS.    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.


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FEDERAL TAX STATUS



INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each


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portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the


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certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in
Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change


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to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.


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SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

     The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

TAX CUTS AND JOBS ACT

     The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

     For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.

     The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

     You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.


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TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.


---------------------------------------------------------------------------

                                           DISTRIBUTION OF CERTIFICATES



     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms") .. Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount.

Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. Several of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.


---------------------------------------------------------------------------

                                                          OTHER MATTERS



CYBERSECURITY

     Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.


     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101. New York Residents please email us at GroupNYservice@securian.com.

---------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION




     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 (New York Residents please email us at GroupNYservice@securian.com.) or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.


     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements



Investment Company Act Number 811-8830

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



Item Number    Caption in Statement of Additional Information
15. Cover Page and Table of Contents

16. General Information and History

17. Services

18. Premiums

19. Additional Information About Operation of

   Contracts and Minnesota

                      Life Variable Universal Life Account

20. Underwriters

21. Additional Information About Charges

22. Lapse and Reinstatement

23. Loans

24. Financial Statements

25. Illustrations

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Minnesota Life Insurance Company

                             400 Robert Street North
                           Saint Paul, Minnesota 55101

                                 1-651-665-3500



                       STATEMENT OF ADDITIONAL INFORMATION

        THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2019

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-843-8358 New York Residents please email us at GroupNYservice@securian.com. or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined
terms   as   used  in  the  prospectus,  group  contract  and  certificates  are incorporated into this Statement of Additional Information by reference.


Table of Contents

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters

Illustrations


Financial Statements

GENERAL INFORMATION AND HISTORY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.


On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.


We are the legal owner of the assets in the separate account. The obligations to policy and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.


PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner's paycheck. If an owner's insurance is continued following loss of the insured's eligibility under the group-sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner's address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured's lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.

If the insured is a citizen of Missouri, Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

o        the monthly cost of insurance charges that were paid; and
o the monthly cost of insurance charges that should have been paid based on the insured's correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS Each year we will determine if the certificate will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater than the account value times a specified percentage. Each certificate will be tested when premiums are paid, at the end of each month and at death for compliance to the test chosen for that certificate. Under either test, if the death benefit is not greater than the applicable percentage of the account value, we will increase the face amount or return premium with interest to maintain compliance with IRC
Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:




             Applicable Percentage     Applicable Percentage
 Attained   for certificates issued   for certificates issued on
   Age      before January 1, 2009     or after January 1, 2009

   35         432.4%                    512.3%
   45         310.2                     369.0
   55         226.9                     375.6
   65         171.8                     215.9
   75         137.5                     178.9

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:




Attained   Applicable      Attained   Applicable      Attained   Applicable
  Age      Percentage        Age      Percentage        Age      Percentage
40 & below    250%            54         157%            68         117%
   41         243             55         150             69         116
   42         236             56         146             70         115
   43         229             57         142             71         113
   44         222             58         138             72         111
   45         215             59         134             73         109
   46         209             60         130             74         107
   47         203             61         128            75-90       105
   48         197             62         126             91         104
   49         191             63         124             92         103
   50         185             64         122             93         102
   51         178             65         120             94         101
   52         171             66         119             95         100
   53         164             67         118

Several factors that may influence the premium limit under the Guideline Premium/Cash Value Corridor Test include: the current and past face amounts of the certificate, the certificate year, the age at certificate issue, the age at any face amount change, and the underwriting class of the insured as well as the charges under the certificate. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to become a modified endowment contract. (See "Federal Tax Status".)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. Amounts paid by Minnesota Life to the underwriter for 2017, 2016 and 2015, were $633,229, $609,901 and $710,833, net respectively.


While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of
0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

UNDERWRITING The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

ILLUSTRATIONS


Personalized illustrations provide you with a hypothetical projection of future contract values based upon your age, sex, risk class, premiums paid, and death benefit chosen. Upon request, we will provide an illustration based on a proposed insured's age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-843-8358 New York Residents please email us at GroupNYservice@securian.com. or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

                              FINANCIAL STATEMENTS

The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2018 and 2017, and for each of the years in the three -year period ended December 31, 2018, and the financial statements of the Minnesota Life Variable Universal Life Account as of December 31, 2018, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP's report, dated April 2, 2019, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP's report states that the Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                                December 31, 2018

     (With Report of Independent Registered Public Accounting Firm Thereon)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                                December 31, 2018

                                TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Policy Owners' Equity         5

Statements of Operations                                            18

Statements of Changes in Net Assets                                 31

Notes to Financial Statements                                       45

[KPMG LOGO]
                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of the Minnesota Life Variable Universal Life Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise the Minnesota Life Variable Universal Life Account (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                              /s/ KPMG LLP

We have served as the Separate Account's auditor since 1995.

Minneapolis, Minnesota
March 29, 2019

                                                                        APPENDIX

Statement of assets, liabilities, and policy owners' equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

  American Funds IS(R) Global Growth Fund - Class 1 Shares            Fidelity(R) VIP Target Volatility - Service Class
  American Funds IS(R) New World Fund(R) - Class 1 Shares             Fidelity(R) VIP Value Portfolio - Initial Class
  Fidelity(R) VIP Asset Manager Growth Portfolio - Initial Class      Fidelity(R) VIP Value Strategies Portfolio - Initial Class
  Fidelity(R) VIP Asset Manager Portfolio - Initial Class             Ivy VIP - Balanced Class II (1)
  Fidelity(R) VIP Balanced Portfolio - Initial Class                  Ivy VIP - Core Equity Class II (1)
  Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class             Ivy VIP - High Income Class II (1)
  Fidelity(R) VIP Disciplined Small Cap Portfolio - Initial Class     Ivy VIP - International Core Equity Class II (1)
  Fidelity(R) VIP Dynamic Capital Appreciation Portfolio - Initial    Ivy VIP - Science and Technology Class II (1)
    Class                                                             Ivy VIP - Small Cap Core Class II (1)
  Fidelity(R) VIP Emerging Markets Portfolio - Initial Class          Ivy VIP - Value Class II (1)
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class             Janus Aspen Series - Janus Henderson Forty Portfolio -
  Fidelity(R) VIP Freedom 2010 Portfolio - Initial Class                Service Shares (1)
  Fidelity(R) VIP Freedom 2015 Portfolio - Initial Class              Janus Aspen Series - Janus Henderson Overseas Portfolio -
  Fidelity(R) VIP Freedom 2020 Portfolio - Initial Class                Service Shares (1)
  Fidelity(R) VIP Freedom 2025 Portfolio - Initial Class              Lord Abbett Mid Cap Stock Portfolio
  Fidelity(R) VIP Freedom 2030 Portfolio - Initial Class              MFS(R) Emerging Markets Equity Portfolio - Initial Class
  Fidelity(R) VIP Freedom 2035 Portfolio - Initial Class              MFS(R) Total Return Bond Series - Initial Class
  Fidelity(R) VIP Freedom 2040 Portfolio - Initial Class              Morningstar Balanced ETF Asset Allocation Portfolio - Class I
  Fidelity(R) VIP Freedom 2045 Portfolio - Initial Class                Shares
  Fidelity(R) VIP Freedom 2050 Portfolio - Initial Class              Morningstar Growth ETF Asset Allocation Portfolio - Class I
  Fidelity(R) VIP Freedom Income Portfolio - Initial Class              Shares
  Fidelity(R) VIP FundsManager 20% Portfolio - Service Class          Morningstar Income and Growth Asset Allocation Portfolio -
  Fidelity(R) VIP FundsManager 50% Portfolio - Service Class            Class I Shares
  Fidelity(R) VIP FundsManager 60% Portfolio - Service Class          Oppenheimer Variable Account Funds - Global Fund/VA -
  Fidelity(R) VIP FundsManager 70% Portfolio - Service Class            Non-Service Shares
  Fidelity(R) VIP FundsManager 85% Portfolio - Service Class          Oppenheimer Variable Account Funds - Main Street Small Cap
  Fidelity(R) VIP Government Money Market Portfolio - Initial Class     Fund(R)/VA - Non-Service Shares
  Fidelity(R) VIP Growth & Income Portfolio - Initial Class           Pioneer Mid Cap Value VCT Portfolio - Class I Shares
  Fidelity(R) VIP Growth Opportunities Portfolio - Initial Class      Securian Funds Trust - SFT Core Bond Fund - Class 1 Shares (1)
  Fidelity(R) VIP Growth Portfolio - Initial Class                    Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (1)
  Fidelity(R) VIP High Income Portfolio - Initial Class               Securian Funds Trust - SFT Government Money Market Fund (1)
  Fidelity(R) VIP Index 500 Portfolio - Initial Class                 Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 1
  Fidelity(R) VIP International Capital Appreciation Portfolio -        Shares (1)
    Initial Class                                                     Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2
  Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class       Shares (1)
  Fidelity(R) VIP Mid Cap Portfolio - Initial Class                   Securian Funds Trust - SFT Index 500 Fund - Class 1 Shares (1)
  Fidelity(R) VIP Overseas Portfolio - Initial Class                  Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (1)
  Fidelity(R) VIP Real Estate Portfolio - Initial Class               Securian Funds Trust - SFT International Bond Fund - Class 2
  Fidelity(R) VIP Strategic Income Portfolio - Initial Class           Shares (1)
                                                                      Securian Funds Trust - SFT Ivy(SM) Growth Fund
                                                                      Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund
                                                                      Securian Funds Trust - SFT Real Estate Securities Fund
                                                                        - Class 1 Shares (1)
                                                                      Securian Funds Trust - SFT Real Estate Securities Fund
                                                                        - Class 2 Shares (1)
                                                                      Securian Funds Trust - SFT Wellington Core Equity Fund
                                                                        - Class 1 Shares (1)
                                                                      Van Eck VIP Global Hard Assets Fund
                                                                      Vanguard(R) Variable Insurance Fund Diversified Value
                                                                        Portfolio
                                                                      Vanguard(R) Variable Insurance Fund Total Bond Market
                                                                        Portfolio

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                                                                        APPENDIX

Statement of assets, liabilities, and policy owners' equity as of December 31, 2018, statement of operations for the period from November 2, 2018 to December 31, 2018 (merger or replacement date), and the statement of changes in net assets for the period from November 2, 2018 to December 31, 2018 (merger or replacement date).

    Ivy VIP - Small Cap Growth Class II

Statement of operations for the period from January 1, 2018 to November 2, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 2, 2018 (merger or replacement date).

    Ivy VIP - Micro Cap Growth Class II (1)

Statement of operations for the period from January 1, 2018 to November 30, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 30, 2018 (merger or replacement date).

    Securian Funds Trust - SFT Mortgage Securities Fund - Class 1 Shares (1)

    Securian Funds Trust - SFT Mortgage Securities Fund - Class 2 Shares (1)

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                       SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       AMER FUNDS      AMER FUNDS     FIDELITY VIP                                    FIDELITY VIP
                                        IS GLBL          IS NEW        ASSET MGR      FIDELITY VIP    FIDELITY VIP     CONTRAFUND
                                      GROWTH CL 1      WORLD CL 1        GRO IC       ASSET MGR IC     BALANCED IC        IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $     244,783          31,260         528,346          47,109         125,345       2,836,189
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --              --             112             222              --
Receivable for investments sold                355             176             229              --              --           6,578
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                         245,138          31,436         528,575          47,221         125,567       2,842,767
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                              355             176             229              --              --           6,578
Payable for investments purchased               --              --              --             112             222              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                        355             176             229             112             222           6,578
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $     244,783          31,260         528,346          47,109         125,345       2,836,189
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $     244,783          31,260         528,346          47,109         125,345       2,836,189

      Investment shares                      9,510           1,490          31,524           3,444           7,470          88,272
      Investments at cost            $     273,038          34,956         586,340          51,082         136,888       3,138,352

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                      DISC SM CAP     DYNAMIC CAP       EMERGING        EQUITY-         FREEDOM         FREEDOM
                                           IC            APP IC        MARKETS IC      INCOME IC        2010 IC         2015 IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $      50,791          51,742          57,714       1,829,005             282           2,054
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --              --              --              --              --
Receivable for investments sold                  1               1               1           8,606              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                          50,792          51,743          57,715       1,837,611             282           2,054
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                                1               1               1           8,606              --              --
Payable for investments purchased               --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                          1               1               1           8,606              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $      50,791          51,742          57,714       1,829,005             282           2,054
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $      50,791          51,742          57,714       1,829,005             282           2,054

      Investment shares                      3,886           4,227           5,800          89,789              23             168
      Investments at cost            $      58,092          54,961          55,826       1,977,876             293           2,179

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                        FREEDOM         FREEDOM         FREEDOM         FREEDOM         FREEDOM         FREEDOM
                                        2020 IC         2025 IC         2030 IC         2035 IC         2040 IC         2045 IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $       3,792           9,080          45,544           5,696           4,925           1,283
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --              --             761              --              --
Receivable for investments sold                 --              --               1              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                           3,792           9,080          45,545           6,457           4,925           1,283
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                               --              --               1              --              --              --
Payable for investments purchased               --              --              --             761              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                         --              --               1             761              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $       3,792           9,080          45,544           5,696           4,925           1,283
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $       3,792           9,080          45,544           5,696           4,925           1,283

      Investment shares                        301             687           3,509             284             260              68
      Investments at cost            $       4,054           9,609          49,917           6,229           5,200           1,388

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                        FREEDOM         FREEDOM        FUNDS MGR       FUNDS MGR       FUNDS MGR       FUNDS MGR
                                        2050 IC        INCOME IC         20% SC          50% SC          60% SC          70% SC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $       3,939             263           1,257             684           1,153             473
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --              --              --              --              --
Receivable for investments sold                 --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                           3,939             263           1,257             684           1,153             473
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                               --              --              --              --              --              --
Payable for investments purchased               --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                         --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $       3,939             263           1,257             684           1,153             473
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $       3,939             263           1,257             684           1,153             473

      Investment shares                        233              24             117              59             113              40
      Investments at cost            $       4,401             268           1,286             743           1,262             503

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP                    FIDELITY VIP
                                       FUNDS MGR       GOVT MONEY       GROWTH &      FIDELITY VIP     GROWTH OPP     FIDELITY VIP
                                         85% SC          MKT IC          INC IC        GROWTH IC           IC          HIGH LNC IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $         274         433,723         238,334       2,123,726         295,394         252,576
Dividend receivable                             --              25              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --             400             289              --              72              --
Receivable for investments sold                 --              --              --             266              --           2,916
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                             274         434,148         238,623       2,123,992         295,466         255,492
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                               --              --              --             266              --           2,916
Payable for investments purchased               --             400             289              --              72              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                         --             400             289             266              72           2,916
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $         274         433,748         238,334       2,123,726         295,394         252,576
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $         274         433,748         238,334       2,123,726         295,394         252,576

      Investment shares                         24         433,723          12,298          33,646           7,771          50,820
      Investments at cost            $         296         433,723         265,727       2,266,009         283,843         277,121

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                      FIDELITY VIP    FIDELITY VIP                                    FIDELITY VIP
                                      FIDELITY VIP    INTL CAP APP    INVEST GRADE    FIDELITY VIP    FIDELITY VIP    REAL ESTATE
                                      INDEX 500 IC         IC              IC          MID CAP IC     OVERSEAS IC          IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $     584,550          59,488         135,359       1,210,011       1,462,500         129,776
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      82              89             184              --              --             161
Receivable for investments sold                 --              --              --             229           1,016              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                         584,632          59,577         135,543       1,210,240       1,463,516         129,937
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                               --              --              --             229           1,016              --
Payable for investments purchased               82              89             184              --              --             161
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                         82              89             184             229           1,016             161
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $     584,550          59,488         135,359       1,210,011       1,462,500         129,776
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $     584,550          59,488         135,359       1,210,011       1,462,500          129,776

      Investment shares                      2,315           4,014          10,969          40,080          76,451            7,780
      Investments at cost            $     600,750          63,511         138,789       1,438,971       1,575,158          148,983

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP                    FIDELITY VIP      IVY VIP         IVY VIP
                                      STRAT INCOME     TARGET VOL     FIDELITY VIP    VALUE STRAT     BALANCED CL     CORE EQUITY
                                           IC              IC           VALUE IC           IC              II            CL II
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $     173,793             220          70,580          27,252       2,721,801         254,281
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --              --              --              --              --
Receivable for investments sold                 14              --               1               1          15,035           2,835
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                         173,807             220          70,581          27,253       2,736,836         257,116
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                               14              --               1               1          15,035           2,835
Payable for investments purchased               --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                         14              --               1               1          15,035           2,835
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $     173,793             220          70,580          27,252       2,721,801         254,281
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $     173,793             220          70,580          27,252       2,721,801         254,281

      Investment shares                     16,167              20           5,396           2,453         365,088          23,540
      Investments at cost            $     182,771             245          79,962          33,083       3,014,822         271,639

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        IVY VIP       IVY VIP INTL      IVY VIP         IVY VIP         IVY VIP
                                      HIGH INCOME     CORE EQUITY      SCIENCE &       SMALL CAP       SMALL CAP        IVY VIP
                                         CL II           CL II         TECH CL II      CORE CL II     GROWTH CL II    VALUE CL II
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $       1,641       2,908,848          27,668         941,021         286,385         812,121
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --             842              --              --              --
Receivable for investments sold                 52           6,809              --           3,376           1,268           4,877
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                           1,693       2,915,657          28,510         944,397         287,653         816,998
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                               52           6,809              --           3,376           1,268           4,877
Payable for investments purchased               --              --             842              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                         52           6,809             842           3,376           1,268           4,877
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $       1,641       2,908,848          27,668         941,021         286,385         812,121
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $       1,641       2,908,848          27,668         941,021         286,385         812,121

      Investment shares                        492         198,449           1,267          69,677          37,278         142,803
      Investments at cost            $       1,714       3,378,771          33,883       1,159,414         292,056         855,383

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         JANUS           JANUS        LORD ABBETT      MFS TOTAL        MFS VIT       MORNINGSTAR
                                       HENDERSON       HENDERSON        MID CAP       RETURN BOND       EMRG MKT        BALANCED
                                        FORTY SS      OVERSEAS SS        STOCK           SERIES          EQ IC           ETF I
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $     444,507       1,515,045          59,823           2,681          13,444         111,233
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --             842              --              --              --
Receivable for investments sold              2,316           6,398              --              --              --             319
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                         446,823       1,521,443          60,665           2,681          13,444         111,552
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                            2,316           6,398              --              --              --             319
Payable for investments purchased               --              --             842              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                      2,316           6,398             842              --              --             319
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $     444,507       1,515,045          59,823           2,681          13,444         111,233
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $     444,507       1,515,045          59,823           2,681          13,444         111,233

      Investment shares                     13,409          59,089           3,012             212             911          11,821
      Investments at cost            $     490,324       1,930,054          74,133           2,679          14,526         133,198

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                      MORNINGSTAR
                                      MORNINGSTAR        INC &        OPPENHEIMER     OPPENHEIMER     PIONEER MID-
                                         GROWTH          GROWTH       GLOBAL FUND       MS SMALL       CAP VALUE        SFT CORE
                                         ETF I           ETF I             VA             CAP             VCT          BOND CL 1
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $      84,994          43,067          61,001          22,958          12,553          30,412
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --              --              --              --              --
Receivable for investments sold                475              12              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                          85,469          43,079          61,001          22,958          12,553          30,412
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                              475              12              --              --              --              --
Payable for investments purchased               --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                        475              12              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $      84,994          43,067          61,001          22,958          12,553          30,412
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $      84,994          43,067          61,001          22,958          12,553          30,412

      Investment shares                      8,603           4,686           1,605           1,128             808          12,915
      Investments at cost            $     102,132          48,882          66,569          26,042          15,307          29,863

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                        SFT GOVT
                                        SFT CORE         MONEY         SFT INDEX       SFT INDEX       SFT INDEX       SFT INDEX
                                       BOND CL 2         MARKET       400 MC CL 1     400 MC CL 2       500 CL 1        500 CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $   1,766,786       1,789,053           5,188      20,963,722         145,117      70,659,283
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --              --              --              --              --
Receivable for investments sold             13,960          85,468              --          50,038               1         129,922
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                       1,780,746       1,874,521           5,188      21,013,760         145,118      70,789,205
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                           13,960          85,468              --          50,038               1         129,922
Payable for investments purchased               --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                     13,960          85,468              --          50,038               1         129,922
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $   1,766,786       1,789,053           5,188      20,963,722         145,117      70,659,283
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $   1,766,786       1,789,053           5,188      20,963,722         145,117      70,659,283

      Investment shares                    769,266       1,789,053           1,181       4,893,097          14,305       7,141,593
      Investments at cost            $   1,746,330       1,789,053           5,603      13,367,344         130,005      44,464,158

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                                                                          SFT
                                                                        SFT IVY                                        WELLINGTON
                                        SFT INTL        SFT IVY        SMALL CAP        SFT REAL        SFT REAL      CORE EQUITY
                                       BOND CL 2         GROWTH          GROWTH       ESTATE CL 1     ESTATE CL 2         CL 1
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $     381,029       2,836,716         280,640          25,562       1,306,975         359,010
Dividend receivable                             --              --              --              --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --              --              --              --              --
Receivable for investments sold              2,604          11,537           4,823              --           4,233           4,551
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total assets                         383,633       2,848,253         285,463          25,562       1,311,208         363,561
                                     --------------  --------------  --------------  --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                            2,604          11,537           4,823              --           4,233           4,551
Payable for investments purchased               --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Total liabilities                      2,604          11,537           4,823              --           4,233           4,551
                                     --------------  --------------  --------------  --------------  --------------  --------------
      Net assets applicable to
        policy owners                $     381,029       2,836,716         280,640          25,562       1,306,975         359,010
                                     ==============  ==============  ==============  ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $     381,029       2,836,716         280,640          25,562       1,306,975         359,010

      Investment shares                    151,981         177,213          18,487           5,638         295,585          25,517
      Investments at cost            $     376,249       1,895,862         247,876          25,056       1,351,132         298,685

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------
                                                       VANGUARD
                                     VAN ECK VIP          VI            VANGUARD
                                      GLOB HARD       DIVERSIFIED       VI TOTAL
                                        ASSETS           VALUE         BOND MARKET
                                     --------------  --------------  --------------
ASSETS
Investments at net asset value       $       8,244          98,381          53,741
Dividend receivable                             --              --              --
Receivable from Minnesota Life for
  policy purchase payments                      --              --              --
Receivable for investments sold                 --             425             136
                                     --------------  --------------  --------------
      Total assets                           8,244          98,806          53,877
                                     --------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                               --             425             136
Payable for investments purchased               --              --              --
                                     --------------  --------------  --------------
      Total liabilities                         --             425             136
                                     --------------  --------------  --------------
      Net assets applicable to
        policy owners                $       8,244          98,381          53,741
                                     ==============  ==============  ==============

POLICY OWNERS' EQUITY
      Total policy owners' equity    $       8,244          98,381          53,741

      Investment shares                        484           6,865           4,657
      Investments at cost            $      10,228         109,269          53,735

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                          SEGREGATED SUB-ACCOUNTS*
                                          ------------------------------------------------------------------------------------------
                                           AMER FUNDS     AMER FUNDS     FIDELITY VIP                                   FIDELITY VIP
                                             IS GLBL        IS NEW         ASSET MGR     FIDELITY VIP    FIDELITY VIP   CONTRAFUND
                                           GROWTH CL 1    WORLD CL 1        GRO IC       ASSET MGR IC    BALANCED IC        IC
                                          --------------  -------------  --------------  -------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                $       2,532            376           8,473            839           1,898        21,717
  Mortality, expense and
    administrative charges (note 3)                (698)          (102)         (1,478)          (120)           (331)       (7,276)
  Fees waived (note 3)                               --             --              --             --              --            --
                                          --------------  -------------  --------------  -------------  --------------  ------------
    Investment income (loss) - net                1,834            274           6,995            719           1,567        14,441
                                          --------------  -------------  --------------  -------------  --------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       18,079            864          22,790          1,536           6,496       236,053

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                          30,702          5,943         137,116         46,778          80,206       704,511
    Cost of investments sold                    (27,941)        (4,833)       (134,535)       (46,676)        (73,700)     (587,606)
                                          --------------  -------------  --------------  -------------  --------------  ------------
  Realized gains (losses) on sales of
    investments                                   2,761          1,110           2,581            102           6,506       116,905

    Net realized gains (losses) on
      investments                                20,840          1,974          25,371          1,638          13,002       352,958

  Net change in unrealized
    appreciation (depreciation) of
    investments                                 (47,152)        (7,102)        (80,629)        (4,941)        (19,878)     (591,012)
                                          --------------  -------------  --------------  -------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net             (26,312)        (5,128)        (55,258)        (3,303)         (6,876)     (238,054)
                                          --------------  -------------  --------------  -------------  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $     (24,478)        (4,854)        (48,263)        (2,584)         (5,309)     (223,613)
                                          ==============  =============  ==============  =============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                       FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                       DISC SM CAP      DYNAMIC CAP      EMERGING         EQUITY-        FREEDOM         FREEDOM
                                            IC           APP IC        MARKETS IC       INCOME IC        2010 IC         2015 IC
                                      ---------------  -------------  --------------  --------------  -------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $          504            345             432          45,496              5              36
  Mortality, expense and
    administrative charges (note 3)             (152)          (151)           (190)         (5,701)            --              (8)
  Fees waived (note 3)                            --             --              --              --             --              --
                                      ---------------  -------------  --------------  --------------  -------------  --------------
    Investment income (loss) - net               352            194             242          39,795              5              28
                                      ---------------  -------------  --------------  --------------  -------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                     5,636          5,949              28          89,387             11             119

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                        9,886         15,030          27,102         544,326          1,559           5,952
    Cost of investments sold                  (9,676)       (14,371)        (21,828)       (566,892)        (1,580)         (6,025)
                                      ---------------  -------------  --------------  --------------  -------------  --------------
  Realized gains (losses) on sales
    of investments                               210            659           5,274         (22,566)           (21)            (73)

    Net realized gains (losses) on
      investments                              5,846          6,608           5,302          66,821            (10)             46

  Net change in unrealized
    appreciation (depreciation) of
    investments                              (13,925)        (9,208)        (19,976)       (279,626)           (10)           (174)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

    Realized and unrealized gains
      (losses) on investments - net           (8,079)        (2,600)        (14,674)       (212,805)           (20)           (128)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $       (7,727)        (2,406)        (14,432)       (173,010)           (15)           (100)
                                      ===============  =============  ==============  ==============  =============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                       FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                         FREEDOM         FREEDOM         FREEDOM         FREEDOM        FREEDOM         FREEDOM
                                         2020 IC         2025 IC         2030 IC         2035 IC        2040 IC         2045 IC
                                      ---------------  -------------  --------------  --------------  -------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           52            138             630              63             61              16
  Mortality, expense and
    administrative charges (note 3)               (9)           (18)           (156)            (15)            (9)             (2)
  Fees waived (note 3)                            --             --              --              --             --              --
                                      ---------------  -------------  --------------  --------------  -------------  --------------
    Investment income (loss) - net                43            120             474              48             52              14
                                      ---------------  -------------  --------------  --------------  -------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        85            132           2,005             120            105              20

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                        8,761         24,442         180,233          12,596          8,725           3,883
    Cost of investments sold                  (8,715)       (24,532)       (176,972)        (12,595)        (8,820)         (3,911)
                                      ---------------  -------------  --------------  --------------  -------------  --------------
  Realized gains (losses) on sales
    of investments                                46            (90)          3,261               1            (95)            (28)

    Net realized gains (losses) on
      investments                                131             42           5,266             121             10              (8)

  Net change in unrealized
    appreciation (depreciation) of
    investments                                 (380)          (515)         (8,351)           (653)          (281)           (118)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

    Realized and unrealized gains
      (losses) on investments - net             (249)          (473)         (3,085)           (532)          (271)           (126)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $         (206)          (353)         (2,611)           (484)          (219)           (112)
                                      ===============  =============  ==============  ==============  =============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                       FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                         FREEDOM         FREEDOM        FUNDS MGR       FUNDS MGR      FUNDS MGR       FUNDS MGR
                                         2050 IC        INCOME IC        20% SC          50% SC         60% SC          70% SC
                                      ---------------  -------------  --------------  --------------  -------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           47              3              19              11             16               5
  Mortality, expense and
    administrative charges (note 3)              (28)            --              (2)             (1)            (3)             --
  Fees waived (note 3)                            --             --              --              --             --              --
                                      ---------------  -------------  --------------  --------------  -------------  --------------
    Investment income (loss) - net                19              3              17              10             13               5
                                      ---------------  -------------  --------------  --------------  -------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       363              2              49              66            136              37

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                       18,409            775           3,544             944          1,941           1,915
    Cost of investments sold                 (16,950)          (779)         (3,604)           (952)        (2,054)         (1,962)
                                      ---------------  -------------  --------------  --------------  -------------  --------------
  Realized gains (losses) on sales
    of investments                             1,459             (4)            (60)             (8)          (113)            (47)

    Net realized gains (losses) on
      investments                              1,822             (2)            (11)             58             23             (10)

  Net change in unrealized
    appreciation (depreciation) of
    investments                               (2,179)            (5)            (19)           (103)          (125)            (34)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

    Realized and unrealized gains
      (losses) on investments - net             (357)            (7)            (30)            (45)          (102)            (44)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $         (338)            (4)            (13)            (35)           (89)            (39)
                                      ===============  =============  ==============  ==============  =============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                       FIDELITY VIP     FIDELITY VIP    FIDELITY VIP                  FIDELITY VIP
                                        FUNDS MGR        GOVT MONEY       GROWTH &     FIDELITY VIP    GROWTH OPP     FIDELITY VIP
                                          85% SC          MKT IC           INC IC       GROWTH IC          IC          HIGH INC IC
                                      ---------------  -------------  --------------  --------------  -------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $            3          7,319             921           5,105            368          14,994
  Mortality, expense and
    administrative charges (note 3)               (2)        (1,125)           (667)         (4,857)          (756)           (742)
  Fees waived (note 3)                            --             --              --              --             --              --
                                      ---------------  -------------  --------------  --------------  -------------  --------------
    Investment income (loss) - net                 1          6,194             254             248           (388)         14,252
                                      ---------------  -------------  --------------  --------------  -------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       186             --          15,271         214,418         17,168              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                        2,802        253,210         172,766         495,680        188,124         154,083
    Cost of investments sold                  (2,872)      (253,210)       (155,753)       (418,182)      (149,666)       (150,777)
                                      ---------------  -------------  --------------  --------------  -------------  --------------
  Realized gains (losses) on sales
    of investments                               (70)            --          17,013          77,498         38,458           3,306

    Net realized gains (losses) on
      investments                                116             --          32,284         291,916         55,626           3,306

  Net change in unrealized
    appreciation (depreciation) of
    investments                                 (176)            --         (55,760)       (359,985)       (20,648)        (27,034)
                                      ---------------  -------------  --------------  --------------  -------------  --------------
    Realized and unrealized gains
      (losses) on investments - net              (60)            --         (23,476)        (68,069)        34,978         (23,728)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $          (59)         6,194         (23,222)        (67,821)        34,590          (9,476)
                                      ===============  =============  ==============  ==============  =============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                                       FIDELITY VIP    FIDELITY VIP                                   FIDELITY VIP
                                       FIDELITY VIP    INTL CAP APP    INVEST GRADE    FIDELITY VIP   FIDELITY VIP    REAL ESTATE
                                       INDEX 500 IC         IC              IC          MID CAP IC     OVERSEAS IC         IC
                                      ---------------  -------------  --------------  --------------  -------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $       12,041            460           3,584           9,208         26,254           3,839
  Mortality, expense and
    administrative charges (note 3)           (1,691)          (173)           (402)         (3,432)        (3,548)           (344)
  Fees waived (note 3)                            --             --              --              --             --              --
                                      ---------------  -------------  --------------  --------------  -------------  --------------
    Investment income (loss) - net            10,350            287           3,182           5,776         22,706           3,495
                                      ---------------  -------------  --------------  --------------  -------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                     3,281          1,080           1,278         112,554             --           7,225

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      390,936         35,548         125,746         493,161        212,939          25,039
    Cost of investments sold                (291,706)       (27,906)       (130,635)       (415,231)      (176,463)        (27,121)
                                      ---------------  -------------  --------------  --------------  -------------  --------------
  Realized gains (losses) on sales
    of investments                            99,230          7,642          (4,889)         77,930         36,476          (2,082)

    Net realized gains (losses) on
      investments                            102,511          8,722          (3,611)        190,484         36,476           5,143

  Net change in unrealized
    appreciation (depreciation) of
    investments                             (137,172)       (17,633)         (1,800)       (407,670)      (301,458)        (17,304)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          (34,661)        (8,911)         (5,411)       (217,186)      (264,982)        (12,161)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $      (24,311)        (8,624)         (2,229)       (211,410)      (242,276)         (8,666)
                                      ===============  =============  ==============  ==============  =============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                       FIDELITY VIP    FIDELITY VIP                    FIDELITY VIP     IVY VIP         IVY VIP
                                       STRAT INCOME     TARGET VOL     FIDELITY VIP     VALUE STRAT    BALANCED CL     CORE EQUITY
                                           IC             IC             VALUE IC          IC              II            CL II
                                      --------------- --------------  --------------  --------------  -------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $        6,663              4             889             301         45,450           1,356
  Mortality, expense and
    administrative charges (note 3)             (453)            (3)           (201)            (78)       (13,368)           (793)
  Fees waived (note 3)                            --             --              --              --             --              --
                                      --------------- --------------  --------------  --------------  -------------  --------------
    Investment income (loss) - net             6,210              1             688             223         32,082             563
                                      --------------- --------------  --------------  --------------  -------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       327              8           4,519           1,384         44,768          22,553

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                       15,582         39,954          22,195          12,630        359,338          63,951
    Cost of investments sold                 (16,097)       (37,472)        (20,467)        (13,765)      (433,970)        (71,331)
                                      --------------- --------------  --------------  --------------  -------------  --------------
  Realized gains (losses) on sales
    of investments                              (515)         2,482           1,728          (1,135)       (74,632)         (7,380)

    Net realized gains (losses) on
      investments                               (188)         2,490           6,247             249        (29,864)         15,173

  Net change in unrealized
    appreciation (depreciation) of
    investments                              (11,126)        (1,834)        (18,292)         (5,990)      (109,455)        (27,043)
                                      --------------- --------------  --------------  --------------  -------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          (11,314)           656         (12,045)         (5,741)      (139,319)        (11,870)
                                      --------------- --------------  --------------  -------------- --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $       (5,104)           657         (11,357)         (5,518)      (107,237)        (11,307)
                                      =============== ==============  ==============  ============== ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                                                         IVY VIP                                        IVY VIP
                                         IVY VIP       IVY VIP INTL     MICRO CAP        IVY VIP        IVY VIP        SMALL CAP
                                       HIGH INCOME     CORE EQUITY     GROWTH CL II     SCIENCE &      SMALL CAP      GROWTH CL II
                                          CL II            CL II           (a)         TECH CL II     CORE CL II          (b)
                                      --------------  --------------  --------------  -------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $          54          58,923              --             --           1,151              --
  Mortality, expense and
    administrative charges (note 3)              (4)         (5,870)           (887)            --          (2,799)           (163)
  Fees waived (note 3)                           --              --              --             --              --              --
                                      --------------  --------------  --------------  -------------  --------------  --------------
    Investment income (loss) - net               50          53,053            (887)            --          (1,648)           (163)
                                      --------------  --------------  --------------  -------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --         103,030          13,890          3,702         182,393              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                       2,375         820,334         468,740         19,137         182,354           3,564
    Cost of investments sold                 (2,400)       (738,572)       (427,976)       (15,868)       (180,580)         (3,324)
                                      --------------  --------------  --------------  -------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                              (25)         81,762          40,764          3,269           1,774             240

    Net realized gains (losses) on
      investments                               (25)        184,792          54,654          6,971         184,167             240

  Net change in unrealized
    appreciation (depreciation) of
    investments                                 (83)       (902,444)        (24,876)        (8,088)       (297,564)         (5,671)
                                      --------------  --------------  --------------  -------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net            (108)       (717,652)         29,778         (1,117)       (113,397)         (5,431)
                                      --------------  --------------  --------------  -------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $         (58)       (664,599)         28,891         (1,117)       (115,045)         (5,594)
                                      ==============  ==============  ==============  =============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                         SEGREGATED SUB-ACCOUNTS*
                                         ------------------------------------------------------------------------------------------
                                                            JANUS          JANUS        LORD ABBETT      MFS TOTAL       MFS VIT
                                            IVY VIP        HENDERSON      HENDERSON       MID CAP       RETURN BOND      EMRG MKT
                                          VALUE CL II      FORTY SS      OVERSEAS SS       STOCK         SERIES           EQ IC
                                         --------------  -------------  -------------  --------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund               $      14,921             --         27,486             443            180             50
  Mortality, expense and administrative
    charges (note 3)                            (2,732)        (1,383)        (2,689)            (21)            --             (1)
  Fees waived (note 3)                              --             --             --              --             --             --
                                         --------------  -------------  -------------  --------------  -------------  -------------
    Investment income (loss) - net              12,189         (1,383)        24,797             422            180             49
                                         --------------  -------------  -------------  --------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      23,987         59,484             --           2,119             --             --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                         69,026         99,372         99,305          53,276          7,904          9,480
    Cost of investments sold                   (69,378)       (86,586)       (91,907)        (55,449)        (8,110)        (7,797)
                                         --------------  -------------  -------------  --------------  -------------  -------------
  Realized gains (losses) on sales of
    investments                                   (352)        12,786          7,398          (2,173)          (206)         1,683

    Net realized gains (losses) on
      investments                               23,635         72,270          7,398             (54)          (206)         1,683

  Net change in unrealized appreciation
    (depreciation) of investments             (109,248)       (76,067)      (301,548)        (11,049)            (1)        (3,691)
                                         --------------  -------------  -------------  --------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net            (85,613)        (3,797)      (294,150)        (11,103)          (207)        (2,008)
                                         --------------  -------------  -------------  --------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $     (73,424)        (5,180)      (269,353)        (10,681)           (27)        (1,959)
                                         ==============  =============  =============  ==============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                            SEGREGATED SUB-ACCOUNTS*
                                              -------------------------------------------------------------------------------------
                                                                            MORNINGSTAR
                                               MORNINGSTAR    MORNINGSTAR      INC &      OPPENHEIMER    OPPENHEIMER   PIONEER MID-
                                                BALANCED      GROWTH ETF    GROWTH ETF    GLOBAL FUND      MS SMALL     CAP VALUE
                                                  ETF I            I             I             VA            CAP           VCT
                                              -------------  -------------  ------------  ------------  -------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                    $      2,537          1,699         1,081           506             76            87
  Mortality, expense and administrative
    charges (note 3)                                  (275)          (231)         (104)          (10)            --            --
  Fees waived (note 3)                                  --             --            --            --             --            --
                                              -------------  -------------  ------------  ------------  -------------  ------------
    Investment income (loss) - net                   2,262          1,468           977           496             76            87
                                              -------------  -------------  ------------  ------------  -------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                           9,972          8,357         1,748         3,576          3,131         1,007

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                             23,817         17,080         9,516        13,279          3,892         9,437
    Cost of investments sold                       (24,969)       (17,294)       (9,971)       (9,004)        (3,104)       (9,719)
                                              -------------  -------------  ------------  ------------  -------------  ------------
  Realized gains (losses) on sales of
    investments                                     (1,152)          (214)         (455)        4,275            788          (282)

    Net realized gains (losses) on
      investments                                    8,820          8,143         1,293         7,851          3,919           725

  Net change in unrealized appreciation
    (depreciation) of investments                  (18,297)       (16,981)       (4,089)      (18,431)        (6,651)       (3,406)
                                              -------------  -------------  ------------  ------------  -------------  ------------

    Realized and unrealized gains (losses)
      on investments - net                          (9,477)        (8,838)       (2,796)      (10,580)        (2,732)       (2,681)
                                              -------------  -------------  ------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $     (7,215)        (7,370)       (1,819)      (10,084)        (2,656)       (2,594)
                                              =============  =============  ============  ============  =============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                            SEGREGATED SUB-ACCOUNTS*
                                              -------------------------------------------------------------------------------------
                                                                              SFT GOVT
                                                 SFT CORE       SFT CORE       MONEY       SFT INDEX      SFT INDEX     SFT INDEX
                                                BOND CL 1      BOND CL 2       MARKET      400 MC CL 1   400 MC CL 2     500 CL 1
                                              -------------  -------------  ------------  ------------  -------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                    $         --             --        20,256            --             --            --
  Mortality, expense and administrative
    charges (note 3)                                    (1)        (4,642)       (3,867)           --         (6,601)         (114)
  Fees waived (note 3)                                  --             --            --            --             --            --
                                              -------------  -------------  ------------  ------------  -------------  ------------
    Investment income (loss) - net                      (1)        (4,642)       16,389            --         (6,601)         (114)
                                              -------------  -------------  ------------  ------------  -------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                              --             --            --            --             --            --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                                875        638,096     2,202,708         3,155      2,148,263        27,494
    Cost of investments sold                          (853)      (621,887)   (2,202,708)       (2,788)      (946,950)      (19,879)
                                              -------------  -------------  ------------  ------------  -------------  ------------
  Realized gains (losses) on sales of
    investments                                         22         16,209            --           367      1,201,313         7,615

    Net realized gains (losses) on
      investments                                       22         16,209            --           367      1,201,313         7,615

  Net change in unrealized appreciation
    (depreciation) of investments                      147        (26,030)           --          (945)    (3,922,959)      (14,364)
                                              -------------  -------------  ------------  ------------  -------------  ------------

    Realized and unrealized gains (losses)
      on investments - net                             169         (9,821)           --          (578)    (2,721,646)       (6,749)
                                              -------------  -------------  ------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $        168        (14,463)       16,389          (578)    (2,728,247)       (6,863)
                                              =============  =============  ============  ============  =============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                            SEGREGATED SUB-ACCOUNTS*
                                              -------------------------------------------------------------------------------------
                                                                                             SFT IVY        SFT            SFT
                                                 SFT INDEX      SFT INTL       SFT IVY      SMALL CAP    MORTGAGE CL    MORTGAGE CL
                                                 500 CL 2       BOND CL 2      GROWTH        GROWTH         1 (c)          2 (c)
                                              -------------  -------------  ------------  ------------  -------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                    $         --             --            --            --             --            --
  Mortality, expense and administrative
    charges (note 3)                              (112,273)          (937)       (3,224)       (1,378)            --          (512)
  Fees waived (note 3)                                  --             --            --            --             --            --
                                              -------------  -------------  ------------  ------------  -------------  ------------
    Investment income (loss) - net                (112,273)          (937)       (3,224)       (1,378)            --          (512)
                                              -------------  -------------  ------------  ------------  -------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                              --             --            --            --             --            --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                          8,244,507        118,803       200,503       123,684         15,108       230,600
    Cost of investments sold                    (3,230,720)      (115,555)     (126,726)      (74,667)       (15,092)     (207,866)
                                              -------------  -------------  ------------  ------------  -------------  ------------
  Realized gains (losses) on sales of
    investments                                  5,013,787          3,248        73,777        49,017             16        22,734

    Net realized gains (losses) on
      investments                                5,013,787          3,248        73,777        49,017             16        22,734

  Net change in unrealized appreciation
    (depreciation) of investments               (8,612,725)         1,860        (2,988)      (54,588)          (191)      (24,987)
                                              -------------  -------------  ------------  ------------  -------------  ------------

    Realized and unrealized gains (losses)
      on investments - net                      (3,598,938)         5,108        70,789        (5,571)          (175)       (2,253)
                                              -------------  -------------  ------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $ (3,711,211)         4,171        67,565        (6,949)          (175)       (2,765)
                                              =============  =============  ============  ============  =============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                                                           SFT                         VANGUARD
                                                                        WELLINGTON      VAN ECK VIP       VI            VANGUARD
                                          SFT REAL       SFT REAL      CORE EQUITY      GLOB HARD     DIVERSIFIED       VI TOTAL
                                        ESTATE CL 1     ESTATE CL 2        CL 1           ASSETS         VALUE         BOND MARKET
                                      ---------------  -------------  --------------  --------------  -------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --             --              --              --          2,349             974
  Mortality, expense and
    administrative charges (note 3)               --         (2,801)         (1,986)             --           (253)           (116)
  Fees waived (note 3)                            --             --             763              --             --              --
                                      ---------------  -------------  --------------  --------------  -------------  --------------
    Investment income (loss) - net                --         (2,801)         (1,223)             --          2,096             858
                                      ---------------  -------------  --------------  --------------  -------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --             --              --              --          4,590              82

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                        2,434        227,849          65,074           7,701         44,544          22,179
    Cost of investments sold                  (2,279)      (243,703)        (43,105)         (7,415)       (43,901)        (23,141)
                                      ---------------  -------------  --------------  --------------  -------------  --------------
  Realized gains (losses) on sales
    of investments                               155        (15,854)         21,969             286            643            (962)

    Net realized gains (losses) on
      investments                                155        (15,854)         21,969             286          5,233            (880)

  Net change in unrealized
    appreciation (depreciation) of
    investments                               (1,509)       (50,551)        (28,746)         (2,729)       (17,167)             48
                                      ---------------  -------------  --------------  --------------  -------------  --------------

    Realized and unrealized gains
      (losses) on investments - net           (1,354)       (66,405)         (6,777)         (2,443)       (11,934)           (832)
                                      ---------------  -------------  --------------  --------------  -------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $       (1,354)       (69,206)         (8,000)         (2,443)        (9,838)             26
                                      ===============  =============  ==============  ==============  =============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018.
(c) For the period from January 1, 2018 through November 30, 2018.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            AMER FUNDS     AMER FUNDS    FIDELITY VIP
                                              IS GLBL     IS NEW WORLD   ASSET MGR GRO  FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                            GROWTH CL 1       CL 1            IC        ASSET MGR IC    BALANCED IC   CONTRAFUND IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $      1,564            260          5,002            786          1,568         18,264
  Net realized gains (losses) on
    investments                                   4,839            (50)        33,825          5,576         15,072        129,952
  Net change in unrealized appreciation
    (depreciation) of investments                32,852          4,695         25,008          2,304          4,097        281,473
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                      39,255          4,905         63,835          8,666         20,737        429,689
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                      130,687         17,648        306,236         44,035         84,481      1,185,134
  Policy terminations, withdrawal
    payments and charges                        (17,242)        (3,269)      (131,138)       (79,368)      (113,577)      (872,195)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                           113,445         14,379        175,098        (35,333)       (29,096)       312,939
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets               152,700         19,284        238,933        (26,667)        (8,359)       742,628

Net assets at the beginning of year             100,902         13,734        258,170         74,331        144,516      1,885,543
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $    253,602         33,018        497,103         47,664        136,157      2,628,171
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $      1,834            274          6,995            719          1,567         14,441
  Net realized gains (losses) on
    investments                                  20,840          1,974         25,371          1,638         13,002        352,958
  Net change in unrealized appreciation
    (depreciation) of investments               (47,152)        (7,102)       (80,629)        (4,941)       (19,878)      (591,012)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                     (24,478)        (4,854)       (48,263)        (2,584)        (5,309)      (223,613)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                       45,884          8,955        216,292         48,765         74,607      1,134,660
  Policy terminations, withdrawal
    payments and charges                        (30,225)        (5,859)      (136,786)       (46,736)       (80,110)      (703,029)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            15,659          3,096         79,506          2,029         (5,503)       431,631
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                (8,819)        (1,758)        31,243           (555)       (10,812)       208,018

Net assets at the beginning of year             253,602         33,018        497,103         47,664        136,157      2,628,171
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $    244,783         31,260        528,346         47,109        125,345      2,836,189
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                            DISC SM CAP    DYNAMIC CAP     EMERGING     EQUITY-INCOME  FREEDOM 2010   FREEDOM 2015
                                                IC           APP IC       MARKETS IC         IC             IC             IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $        258            344            327         26,204             (8)            19
  Net realized gains (losses) on
    investments                                   3,445          3,738          1,409         54,719            542          1,141
  Net change in unrealized appreciation
    (depreciation) of investments                   220          7,919         26,090        124,972             44            (58)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                       3,923         12,001         27,826        205,895            578          1,102
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                       18,808          8,111         17,353        653,304          1,506          5,420
  Policy terminations, withdrawal
    payments and charges                        (21,098)       (13,571)       (21,066)      (321,589)        (6,855)       (12,309)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            (2,290)        (5,460)        (3,713)       331,715         (5,349)        (6,889)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                 1,633          6,541         24,113        537,610         (4,771)        (5,787)

Net assets at the beginning of year              58,566         53,694         60,913      1,400,630          5,064          9,199
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $     60,199         60,235         85,026      1,938,240            293          3,412
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $        352            194            242         39,795              5             28
  Net realized gains (losses) on
    investments                                   5,846          6,608          5,302         66,821            (10)            46
  Net change in unrealized appreciation
    (depreciation) of investments               (13,925)        (9,208)       (19,976)      (279,626)           (10)          (174)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                      (7,727)        (2,406)       (14,432)      (173,010)           (15)          (100)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        8,112          8,855         14,107        606,637          1,563          4,687
  Policy terminations, withdrawal
    payments and charges                         (9,793)       (14,942)       (26,987)      (542,862)        (1,559)        (5,945)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            (1,681)        (6,087)       (12,880)        63,775              4         (1,258)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                (9,408)        (8,493)       (27,312)      (109,235)           (11)        (1,358)

Net assets at the beginning of year              60,199         60,235         85,026      1,938,240            293          3,412
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $     50,791         51,742         57,714      1,829,005            282          2,054
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                           FREEDOM 2020   FREEDOM 2025   FREEDOM 2030   FREEDOM 2035   FREEDOM 2040   FREEDOM 2045
                                                IC             IC             IC             IC             IC             IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $         28             95            932             28             33             (5)
  Net realized gains (losses) on
    investments                                   1,141          1,945          8,408          2,668          2,306          1,989
  Net change in unrealized appreciation
    (depreciation) of investments                    12             57          2,462           (263)          (132)          (318)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                       1,181          2,097         11,802          2,433          2,207          1,666
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        9,287         23,695         89,510         12,984          8,180          4,023
  Policy terminations, withdrawal
    payments and charges                        (14,844)       (32,766)       (79,343)       (20,942)       (17,010)       (12,760)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            (5,557)        (9,071)        10,167         (7,958)        (8,830)        (8,737)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                (4,376)        (6,974)        21,969         (5,525)        (6,623)        (7,071)

Net assets at the beginning of year               8,315         16,070         62,314         11,037         12,038          8,370
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $      3,939          9,096         84,283          5,512          5,415          1,299
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $         43            120            474             48             52             14
  Net realized gains (losses) on
    investments                                     131             42          5,266            121             10             (8)
  Net change in unrealized appreciation
    (depreciation) of investments                  (380)          (515)        (8,351)          (653)          (281)          (118)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                        (206)          (353)        (2,611)          (484)          (219)          (112)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        8,812         24,764        144,024         13,251          8,446          3,978
  Policy terminations, withdrawal
    payments and charges                         (8,753)       (24,427)      (180,152)       (12,583)        (8,717)        (3,882)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                                59            337        (36,128)           668           (271)            96
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                  (147)           (16)       (38,739)           184           (490)           (16)

Net assets at the beginning of year               3,939          9,096         84,283          5,512          5,415          1,299
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $      3,792          9,080         45,544          5,696          4,925          1,283
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                           FREEDOM 2050      FREEDOM       FUNDS MGR      FUNDS MGR      FUNDS MGR      FUNDS MGR
                                                IC          INCOME IC       20% SC         50% SC         60% SC         70% SC
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $        132             (8)             3             (4)            (5)           (11)
  Net realized gains (losses) on
    investments                                   2,504            303            263            630            652            934
  Net change in unrealized appreciation
    (depreciation) of investments                 1,696             41             44            140            330            157
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                       4,332            336            310            766            977          1,080
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        7,151            847          3,243            834          2,030          1,718
  Policy terminations, withdrawal
    payments and charges                        (15,578)        (5,528)        (7,312)        (6,748)        (8,467)        (8,973)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            (8,427)        (4,681)        (4,069)        (5,914)        (6,437)        (7,255)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                (4,095)        (4,345)        (3,759)        (5,148)        (5,460)        (6,175)

Net assets at the beginning of year              19,745          4,573          4,843          6,090          6,460          6,687
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $     15,650            228          1,084            942          1,000            512
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $         19              3             17             10             13              5
  Net realized gains (losses) on
    investments                                   1,822             (2)           (11)            58             23            (10)
  Net change in unrealized appreciation
    (depreciation) of investments                (2,179)            (5)           (19)          (103)          (125)           (34)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                        (338)            (4)           (13)           (35)           (89)           (39)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        7,014            814          3,728            720          2,180          1,914
  Policy terminations, withdrawal
    payments and charges                        (18,387)          (775)        (3,542)          (943)        (1,938)        (1,914)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                           (11,373)            39            186           (223)           242             --
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets               (11,711)            35            173           (258)           153            (39)

Net assets at the beginning of year              15,650            228          1,084            942          1,000            512
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $      3,939            263          1,257            684          1,153            473
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP
                                             FUNDS MGR     GOVT MONEY    GROWTH & INC   FIDELITY VIP    GROWTH OPP    FIDELITY VIP
                                              85% SC         MKT IC           IC          GROWTH IC         IC         HIGH LNC IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $         (7)         1,497          2,681           (677)           159         14,231
  Net realized gains (losses) on
    investments                                   1,213             --         35,608        225,666         49,561          2,888
  Net change in unrealized appreciation
    (depreciation) of investments                   448             --          4,765        232,762         25,760          5,041
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                       1,654          1,497         43,054        457,751         75,480         22,160
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        1,463        520,508        161,174        634,205        167,570        110,018
  Policy terminations, withdrawal
    payments and charges                         (9,499)      (234,011)      (201,590)      (924,316)      (187,426)      (188,067)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            (8,036)       286,497        (40,416)      (290,111)       (19,856)       (78,049)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                (6,382)       287,994          2,638        167,640         55,624        (55,889)

Net assets at the beginning of year               8,281        174,900        281,261      1,362,254        233,606        338,689
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $      1,899        462,894        283,899      1,529,894        289,230        282,800
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $          1          6,194            254            248           (388)        14,252
  Net realized gains (losses) on
    investments                                     116             --         32,284        291,916         55,626          3,306
  Net change in unrealized appreciation
    (depreciation) of investments                  (176)            --        (55,760)      (359,985)       (20,648)       (27,034)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                         (59)         6,194        (23,222)       (67,821)        34,590         (9,476)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        1,234        217,685        150,288      1,156,523        159,577        133,123
  Policy terminations, withdrawal
    payments and charges                         (2,800)      (253,025)      (172,631)      (494,870)      (188,003)      (153,871)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            (1,566)       (35,340)       (22,343)       661,653        (28,426)       (20,748)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                (1,625)       (29,146)       (45,565)       593,832          6,164        (30,224)

Net assets at the beginning of year               1,899        462,894        283,899      1,529,894        289,230        282,800
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $        274        433,748        238,334      2,123,726        295,394        252,576
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           -----------------------------------------------------------------------------------------
                                                          FIDELITY VIP   FIDELITY VIP
                                           FIDELITY VIP   INTL CAP APP   INVEST GRADE   FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                           INDEX 500 IC        IC             IC         MID CAP IC     OVERSEAS IC   REAL ESTATE IC
                                           -------------  -------------  -------------  -------------  -------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $     10,337            144          3,890          5,669         13,756           2,216
  Net realized gains (losses) on
    investments                                  43,452          5,216            564         96,762         77,990           8,245
  Net change in unrealized appreciation
    (depreciation) of investments                75,866         16,277          2,450        136,458        237,355          (5,297)
                                           -------------  -------------  -------------  -------------  -------------  --------------

Net increase (decrease) in net assets
  resulting from operations                     129,655         21,637          6,904        238,889        329,101           5,164
                                           -------------  -------------  -------------  -------------  -------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                      213,632         28,944         49,569        647,173        521,619          23,919
  Policy terminations, withdrawal
    payments and charges                       (264,927)       (39,168)       (55,054)      (689,736)      (605,039)        (26,450)
                                           -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets from
  policy transactions                           (51,295)       (10,224)        (5,485)       (42,563)       (83,420)         (2,531)
                                           -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets                78,360         11,413          1,419        196,326        245,681           2,633

Net assets at the beginning of year             633,082         62,261        179,495      1,162,564      1,041,528         137,727
                                           -------------  -------------  -------------  -------------  -------------  --------------

NET ASSETS AT THE END OF YEAR              $    711,442         73,674        180,914      1,358,890      1,287,209         140,360
                                           =============  =============  =============  =============  =============  ==============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $     10,350            287          3,182          5,776         22,706           3,495
  Net realized gains (losses) on
    investments                                 102,511          8,722         (3,611)       190,484         36,476           5,143
  Net change in unrealized appreciation
    (depreciation) of investments              (137,172)       (17,633)        (1,800)      (407,670)      (301,458)        (17,304)
                                           -------------  -------------  -------------  -------------  -------------  --------------

Net increase (decrease) in net assets
  resulting from operations                     (24,311)        (8,624)        (2,229)      (211,410)      (242,276)         (8,666)
                                           -------------  -------------  -------------  -------------  -------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                      288,036         29,901         82,278        555,011        629,716          22,994
  Policy terminations, withdrawal
    payments and charges                       (390,617)       (35,463)      (125,604)      (492,480)      (212,149)        (24,912)
                                           -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets from
  policy transactions                          (102,581)        (5,562)       (43,326)        62,531        417,567          (1,918)
                                           -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets              (126,892)       (14,186)       (45,555)      (148,879)       175,291         (10,584)

Net assets at the beginning of year             711,442         73,674        180,914      1,358,890      1,287,209         140,360
                                           -------------  -------------  -------------  -------------  -------------  --------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $    584,550         59,488        135,359      1,210,011      1,462,500         129,776
                                           =============  =============  =============  =============  =============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                           FIDELITY VIP                                 FIDELITY VIP      IVY VIP
                                           STRAT INCOME    FIDELITY VIP   FIDELITY VIP   VALUE STRAT     BALANCED     IVY VIP CORE
                                                IC        TARGET VOL IC    VALUE IC          IC            CL II      EQUITY CL II
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $      5,200            368            855            374         38,888            432
  Net realized gains (losses) on
    investments                                     799          2,846          1,903          5,913       (186,395)         3,611
  Net change in unrealized appreciation
    (depreciation) of investments                 7,191          3,046          8,060         (1,134)       476,949         45,484
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                      13,190          6,260         10,818          5,153        329,442         49,527
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                       13,231             --         24,681         12,330        356,273         51,299
  Policy terminations, withdrawal
    payments and charges                        (29,230)        (7,218)       (20,395)       (13,021)    (1,201,870)       (56,876)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                           (15,999)        (7,218)         4,286           (691)      (845,597)        (5,577)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                (2,809)          (958)        15,104          4,462       (516,155)        43,950

Net assets at the beginning of year             184,969         40,472         68,700         27,824      3,417,310        237,200
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $    182,160         39,514         83,804         32,286      2,901,155        281,150
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $      6,210              1            688            223         32,082            563
  Net realized gains (losses) on
    investments                                    (188)         2,490          6,247            249        (29,864)        15,173
  Net change in unrealized appreciation
    (depreciation) of investments               (11,126)        (1,834)       (18,292)        (5,990)      (109,455)       (27,043)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                      (5,104)           657        (11,357)        (5,518)      (107,237)       (11,307)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                       12,013             --         20,209         13,065        280,795         47,930
  Policy terminations, withdrawal
    payments and charges                        (15,276)       (39,951)       (22,076)       (12,581)      (352,912)       (63,492)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            (3,263)       (39,951)        (1,867)           484        (72,117)       (15,562)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                (8,367)       (39,294)       (13,224)        (5,034)      (179,354)       (26,869)

Net assets at the beginning of year             182,160         39,514         83,804         32,286      2,901,155        281,150
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $    173,793            220         70,580         27,252      2,721,801        254,281
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                          IVY VIP INTL   IVY VIP MICRO     IVY VIP     IVY VIP SMALL  IVY VIP SMALL
                                           IVY VIP HIGH    CORE EQUITY    CAP GROWTH      SCIENCE &      CAP CORE      CAP GROWTH
                                           INCOME CL II       CL II        CL II (a)     TECH CL II        CL II        CL II (b)
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $        750         25,876           (785)           (21)        (2,465)            --
  Net realized gains (losses) on
    investments                                    (246)         3,871         (5,180)        17,558        133,746             --
  Net change in unrealized appreciation
    (depreciation) of investments                   269        405,829         27,504         (4,563)       (14,924)            --
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                         773        435,576         21,539         12,974        116,357             --
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        2,683      1,901,630        113,581         23,641        199,773             --
  Policy terminations, withdrawal
    payments and charges                        (16,636)      (174,954)       (31,055)       (65,626)      (251,170)            --
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                           (13,953)     1,726,676         82,526        (41,985)       (51,397)            --
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets               (13,180)     2,162,252        104,065        (29,011)        64,960             --

Net assets at the beginning of year              14,024      1,585,409        201,576         58,018        793,269             --
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $        844      3,747,661        305,641         29,007        858,229             --
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $         50         53,053           (887)            --         (1,648)          (163)
  Net realized gains (losses) on
    investments                                     (25)       184,792         54,654          6,971        184,167            240
  Net change in unrealized appreciation
    (depreciation) of investments                   (83)      (902,444)       (24,876)        (8,088)      (297,564)        (5,671)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                         (58)      (664,599)        28,891         (1,117)      (115,045)        (5,594)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        3,227        643,589        133,707         18,915        378,830        295,453
  Policy terminations, withdrawal
    payments and charges                         (2,372)      (817,803)      (468,239)       (19,137)      (180,993)        (3,474)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                               855       (174,214)      (334,532)          (222)       197,837        291,979
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                   797       (838,813)      (305,641)        (1,339)        82,792        286,385

Net assets at the beginning of year                 844      3,747,661        305,641         29,007        858,229             --
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $      1,641      2,908,848             --         27,668        941,021        286,385
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                              JANUS          JANUS                       MFS TOTAL       MFS VIT
                                           IVY VIP VALUE    HENDERSON      HENDERSON     LORD ABBETT    RETURN BOND    EMRG MKT EQ
                                               CL II        FORTY SS      OVERSEAS SS   MID CAP STOCK     SERIES           IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $      7,516           (869)        16,899            538            326            196
  Net realized gains (losses) on
    investments                                  11,189         10,364        (33,638)        45,977           (250)         2,703
  Net change in unrealized appreciation
    (depreciation) of investments                60,943         49,981        316,858        (36,496)           317          2,826
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                      79,648         59,476        300,119         10,019            393          5,725
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                      150,905        170,808        393,347         34,434          4,681          6,582
  Policy terminations, withdrawal
    payments and charges                       (117,373)       (65,825)      (159,026)      (228,262)       (13,540)       (16,534)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            33,532        104,983        234,321       (193,828)        (8,859)        (9,952)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets               113,180        164,459        534,440       (183,809)        (8,466)        (4,227)

Net assets at the beginning of year             623,444        185,693        944,318        282,403         10,518         18,510
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $    736,624        350,152      1,478,758         98,594          2,052         14,283
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $     12,189         (1,383)        24,797            422            180             49
  Net realized gains (losses) on
    investments                                  23,635         72,270          7,398            (54)          (206)         1,683
  Net change in unrealized appreciation
    (depreciation) of investments              (109,248)       (76,067)      (301,548)       (11,049)            (1)        (3,691)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                     (73,424)        (5,180)      (269,353)       (10,681)           (27)        (1,959)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                      216,649        198,200        403,819         25,165          8,560         10,599
  Policy terminations, withdrawal
    payments and charges                        (67,728)       (98,665)       (98,179)       (53,255)        (7,904)        (9,479)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                           148,921         99,535        305,640        (28,090)           656          1,120
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                75,497         94,355         36,287        (38,771)           629           (839)

Net assets at the beginning of year             736,624        350,152      1,478,758         98,594          2,052         14,283
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $    812,121        444,507      1,515,045         59,823          2,681         13,444
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            MORNINGSTAR                   MORNINGSTAR    OPPENHEIMER                  PIONEER MID-
                                             BALANCED      MORNINGSTAR   INC & GROWTH    GLOBAL FUND    OPPENHEIMER     CAP VALUE
                                               ETF I      GROWTH ETF I       ETF I           VA        MS SMALL CAP        VCT
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $      1,783          1,136            755            495            265            186
  Net realized gains (losses) on
    investments                                   6,397          4,691          1,814          6,630          5,522          4,827
  Net change in unrealized appreciation
    (depreciation) of investments                (3,215)           (77)          (935)         9,669         (1,696)        (2,572)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                       4,965          5,750          1,634         16,794          4,091          2,441
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                       97,879         83,715         30,914         13,849          5,564         10,467
  Policy terminations, withdrawal
    payments and charges                         (7,058)       (16,078)        (2,083)       (26,854)       (20,139)       (22,830)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            90,821         67,637         28,831        (13,005)       (14,575)       (12,363)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                95,786         73,387         30,465          3,789        (10,484)        (9,922)

Net assets at the beginning of year              10,255         11,110          9,596         46,850         34,105         23,965
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $    106,041         84,497         40,061         50,639         23,621         14,043
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $      2,262          1,468            977            496             76             87
  Net realized gains (losses) on
    investments                                   8,820          8,143          1,293          7,851          3,919            725
  Net change in unrealized appreciation
    (depreciation) of investments               (18,297)       (16,981)        (4,089)       (18,431)        (6,651)        (3,406)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                      (7,215)        (7,370)        (1,819)       (10,084)        (2,656)        (2,594)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                       36,012         24,784         14,255         33,715          5,885         10,541
  Policy terminations, withdrawal
    payments and charges                        (23,605)       (16,917)        (9,430)       (13,269)        (3,892)        (9,437)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            12,407          7,867          4,825         20,446          1,993          1,104
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                 5,192            497          3,006         10,362           (663)        (1,490)

Net assets at the beginning of year             106,041         84,497         40,061         50,639         23,621         14,043
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $    111,233         84,994         43,067         61,001         22,958         12,553
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             SFT CORE       SFT CORE       SFT GOVT       SFT INDEX      SFT INDEX      SFT INDEX
                                             BOND CL 1      BOND CL 2    MONEY MARKET    400 MC CL 1    400 MC CL 2     500 CL 1
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $         (7)        (3,847)        (1,263)           (12)        (5,820)          (119)
  Net realized gains (losses) on
    investments                                     704         34,307             --          7,512      3,461,104         29,908
  Net change in unrealized appreciation
    (depreciation) of investments                   141         31,303             --         (4,392)       320,994          7,520
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                         838         61,763         (1,263)         3,108      3,776,278         37,309
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                          364        617,952      2,034,241          6,938        754,035         42,814
  Policy terminations, withdrawal
    payments and charges                        (21,016)      (615,758)    (1,932,387)       (28,917)    (6,289,690)      (188,742)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                           (20,652)         2,194        101,854        (21,979)    (5,535,655)      (145,928)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets               (19,814)        63,957        100,591        (18,871)    (1,759,377)      (108,619)

Net assets at the beginning of year              30,372      1,400,507      1,414,771         24,990     26,344,788        264,425
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $     10,558      1,464,464      1,515,362          6,119     24,585,411        155,806
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $         (1)        (4,642)        16,389             --         (6,601)          (114)
  Net realized gains (losses) on
    investments                                      22         16,209             --            367      1,201,313          7,615
  Net change in unrealized appreciation
    (depreciation) of investments                   147        (26,030)            --           (945)    (3,922,959)       (14,364)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                         168        (14,463)        16,389           (578)    (2,728,247)        (6,863)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                       20,560        953,177      2,459,321          2,802      1,252,620         23,554
  Policy terminations, withdrawal
    payments and charges                           (874)      (636,392)    (2,202,019)        (3,155)    (2,146,062)       (27,380)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                            19,686        316,785        257,302           (353)      (893,442)        (3,826)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                19,854        302,322        273,691           (931)    (3,621,689)       (10,689)

Net assets at the beginning of year              10,558      1,464,464      1,515,362          6,119     24,585,411        155,806
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $     30,412      1,766,786      1,789,053          5,188     20,963,722        145,117
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             SFT INDEX      SFT INTL        SFT IVY     SFT IVY SMALL  SFT MORTGAGE   SFT MORTGAGE
                                             500 CL 2       BOND CL 2       GROWTH        CAP GROWTH     CL 1 (c)       CL 2 (c)
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $   (102,049)          (267)        (2,665)        (1,164)            (5)          (825)
  Net realized gains (losses) on
    investments                               6,354,013          3,806         53,491         22,312            466          4,055
  Net change in unrealized appreciation
    (depreciation) of investments             7,421,901         (2,520)       592,550         46,236              9            449
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                  13,673,865          1,019        643,376         67,384            470          3,679
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                    4,530,183         27,414        163,284         69,834            349         18,089
  Policy terminations, withdrawal
    payments and charges                    (10,059,062)       (50,568)      (211,972)       (71,708)        (7,679)       (56,284)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                        (5,528,879)       (23,154)       (48,688)        (1,874)        (7,330)       (38,195)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets             8,144,986        (22,135)       594,688         65,510         (6,860)       (34,516)

Net assets at the beginning of year          67,521,900        105,406      2,255,954        267,153         21,883        254,007
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $ 75,666,886         83,271      2,850,642        332,663         15,023        219,491
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $   (112,273)          (937)        (3,224)        (1,378)            --           (512)
  Net realized gains (losses) on
    investments                               5,013,787          3,248         73,777         49,017             16         22,734
  Net change in unrealized appreciation
    (depreciation) of investments            (8,612,725)         1,860         (2,988)       (54,588)          (191)       (24,987)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                  (3,711,211)         4,171         67,565         (6,949)          (175)        (2,765)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                    6,903,381        411,887        117,719         77,938            260         13,507
  Policy terminations, withdrawal
    payments and charges                     (8,199,773)      (118,300)      (199,210)      (123,012)       (15,108)      (230,233)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                        (1,296,392)       293,587        (81,491)       (45,074)       (14,848)      (216,726)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets            (5,007,603)       297,758        (13,926)       (52,023)       (15,023)      (219,491)

Net assets at the beginning of year          75,666,886         83,271      2,850,642        332,663         15,023        219,491
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $ 70,659,283        381,029      2,836,716        280,640             --             --
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                              SFT
                                                                          WELLINGTON     VAN ECK VIP    VANGUARD VI    VANGUARD VI
                                             SFT REAL       SFT REAL      CORE EQUITY     GLOB HARD     DIVERSIFIED    TOTAL BOND
                                            ESTATE CL 1    ESTATE CL 2       CL 1          ASSETS          VALUE         MARKET
                                           -------------  -------------  -------------  -------------  -------------  -------------
YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net           $         (8)        (2,701)        (1,739)            (7)           722            224
  Net realized gains (losses) on
    investments                                   5,393         25,938         69,674         (1,968)         2,790            (19)
  Net change in unrealized appreciation
    (depreciation) of investments                (3,329)        34,651         26,173          1,341          4,874             15
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                       2,056         57,888         94,108           (634)         8,386            220
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        2,779        325,992         62,796         10,744         78,275         34,454
  Policy terminations, withdrawal
    payments and charges                       (167,691)      (268,599)      (257,342)       (16,976)       (23,173)        (4,288)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                          (164,912)        57,393       (194,546)        (6,232)        55,102         30,166
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets              (162,856)       115,281       (100,438)        (6,866)        63,488         30,386

Net assets at the beginning of year             189,178        890,396        482,698         15,814         28,648         11,134
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR              $     26,322      1,005,677        382,260          8,948         92,136         41,520
                                           =============  =============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
  Investment income (loss) - net           $         --         (2,801)        (1,223)            --          2,096            858
  Net realized gains (losses) on
    investments                                     155        (15,854)        21,969            286          5,233           (880)
  Net change in unrealized appreciation
    (depreciation) of investments                (1,509)       (50,551)       (28,746)        (2,729)       (17,167)            48
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations                      (1,354)       (69,206)        (8,000)        (2,443)        (9,838)            26
                                           -------------  -------------  -------------  -------------  -------------  -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                        3,028        596,842         49,345          9,440         60,461         34,291
  Policy terminations, withdrawal
    payments and charges                         (2,434)      (226,338)       (64,595)        (7,701)       (44,378)       (22,096)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets from
  policy transactions                               594        370,504        (15,250)         1,739         16,083         12,195
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets                  (760)       301,298        (23,250)          (704)         6,245         12,221

Net assets at the beginning of year              26,322      1,005,677        382,260          8,948         92,136         41,520
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT THE END OF YEAR OR PERIOD    $     25,562      1,306,975        359,010          8,244         98,381         53,741
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

(a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018.
(c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(1) ORGANIZATION AND BASIS OF PRESENTATION

    The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers three types of policies, herein referred to as Option 1, 2, and 3, consisting of seventy-five segregated sub-accounts to which policy owners may allocate their purchase payments with each having a different mortality and expense charge and unit value. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in note 3 below.

    The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the seventy-five segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

        - American Funds IS(R) Global Growth Fund - Class 1 Shares (Amer Funds IS Glbl Growth Cl 1)
        - American Funds IS(R) New World Fund(R) - Class 1 Shares (Amer Funds IS New World Cl 1)
        - Fidelity(R) VIP Asset Manager Growth Portfolio - Initial Class (Fidelity VIP Asset Mgr Gro IC)
        - Fidelity(R) VIP Asset Manager Portfolio - Initial Class (Fidelity VIP Asset Mgr IC)
        - Fidelity(R) VIP Balanced Portfolio - Initial Class (Fidelity VIP Balanced IC)
        - Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class (Fidelity VIP Contrafund IC)
        - Fidelity(R) VIP Disciplined Small Cap Portfolio - Initial Class (Fidelity VIP Disc Sm Cap IC)
        - Fidelity(R) VIP Dynamic Capital Appreciation Portfolio - Initial Class (Fidelity VIP Dynamic Cap App IC)
        - Fidelity(R) VIP Emerging Markets Portfolio - Initial Class (Fidelity VIP Emerging Markets IC)
        - Fidelity(R) VIP Equity-Income Portfolio - Initial Class (Fidelity VIP Equity-Income IC)
        - Fidelity(R) VIP Freedom 2010 Portfolio - Initial Class (Fidelity VIP Freedom 2010 IC)
        - Fidelity(R) VIP Freedom 2015 Portfolio - Initial Class (Fidelity VIP Freedom 2015 IC)
        - Fidelity(R) VIP Freedom 2020 Portfolio - Initial Class (Fidelity VIP Freedom 2020 IC)
        - Fidelity(R) VIP Freedom 2025 Portfolio - Initial Class (Fidelity VIP Freedom 2025 IC)
        - Fidelity(R) VIP Freedom 2030 Portfolio - Initial Class (Fidelity VIP Freedom 2030 IC)
        - Fidelity(R) VIP Freedom 2035 Portfolio - Initial Class (Fidelity VIP Freedom 2035 IC)
        - Fidelity(R) VIP Freedom 2040 Portfolio - Initial Class (Fidelity VIP Freedom 2040 IC)
        - Fidelity(R) VIP Freedom 2045 Portfolio - Initial Class (Fidelity VIP Freedom 2045 IC)
        - Fidelity(R) VIP Freedom 2050 Portfolio - Initial Class (Fidelity VIP Freedom 2050 IC)
        - Fidelity(R) VIP Freedom Income Portfolio - Initial Class (Fidelity VIP Freedom Income IC)
        - Fidelity(R) VIP FundsManager 20% Portfolio - Service Class (Fidelity VIP Funds Mgr 20% SC)
        - Fidelity(R) VIP FundsManager 50% Portfolio - Service Class (Fidelity VIP Funds Mgr 50% SC)
        - Fidelity(R) VIP FundsManager 60% Portfolio - Service Class (Fidelity VIP Funds Mgr 60% SC)
        - Fidelity(R) VIP FundsManager 70% Portfolio - Service Class (Fidelity VIP Funds Mgr 70% SC)
        - Fidelity(R) VIP FundsManager 85% Portfolio - Service Class (Fidelity VIP Funds Mgr 85% SC)
        - Fidelity(R) VIP Government Money Market Portfolio - Initial Class (Fidelity VIP Govt Money Mkt IC)
        - Fidelity(R) VIP Growth & Income Portfolio - Initial Class (Fidelity VIP Growth & Inc IC)
        - Fidelity(R) VIP Growth Opportunities Portfolio - Initial Class (Fidelity VIP Growth Opp IC)
        - Fidelity(R) VIP Growth Portfolio - Initial Class (Fidelity VIP Growth IC)
        - Fidelity(R) VIP High Income Portfolio - Initial Class (Fidelity VIP High lnc IC)
        - Fidelity(R) VIP Index 500 Portfolio - Initial Class (Fidelity VIP Index 500 IC)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

        - Fidelity(R) VIP International Capital Appreciation Portfolio - Initial Class (Fidelity VIP Intl Cap App IC)
        - Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class (Fidelity VIP Invest Grade IC)
        - Fidelity(R) VIP Mid Cap Portfolio - Initial Class (Fidelity VIP Mid Cap IC)
        - Fidelity(R) VIP Overseas Portfolio - Initial Class (Fidelity VIP Overseas IC)
        - Fidelity(R) VIP Real Estate Portfolio - Initial Class (Fidelity VIP Real Estate IC)
        - Fidelity(R) VIP Strategic Income Portfolio - Initial Class (Fidelity VIP Strat Income IC)
        - Fidelity(R) VIP Target Volatility - Service Class (Fidelity VIP Target Vol IC)
        -   Fidelity(R) VIP Value Portfolio - Initial Class (Fidelity VIP
            Value IC)
        - Fidelity(R) VIP Value Strategies Portfolio - Initial Class (Fidelity VIP Value Strat IC)
        -   Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
        -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
        -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
        - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
        -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech
            Cl II)
        -   Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)
        -   Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)
        -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
        - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
        - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
        -   Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap Stock)
        - MFS(R) Emerging Markets Equity Portfolio - Initial Class (MFS VIT Emrg Mkt Eq IC)
        - MFS(R) Total Return Bond Series - Initial Class (MFS Total Return Bond Series)
        - Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares (Morningstar Balanced ETF I)
        - Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares (Morningstar Growth ETF I)
        - Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares (Morningstar Inc & Growth ETF I)
        - Oppenheimer Variable Account Funds - Global Fund/VA - Non-Service Shares (Oppenheimer Global Fund VA)
        - Oppenheimer Variable Account Funds - Main Street Small Cap Fund(R)/VA - Non-Service Shares (Oppenheimer MS Small Cap)
        - Pioneer Mid Cap Value VCT Portfolio - Class I Shares (Pioneer Mid-Cap Value VCT)
        - Securian Funds Trust - SFT Core Bond Fund - Class 1 Shares (SFT Core Bond Cl 1)
        - Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (SFT Core Bond Cl 2)
        - Securian Funds Trust - SFT Government Money Market Fund (SFT Govt Money Market)
        - Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 1 Shares (SFT Index 400 MC Cl 1)
        - Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (SFT Index 400 MC Cl 2)
        - Securian Funds Trust - SFT Index 500 Fund - Class 1 Shares (SFT Index 500 Cl 1)
        - Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (SFT Index 500 Cl 2)
        - Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (SFT Intl Bond Cl 2)
        -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
        - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
        - Securian Funds Trust - SFT Real Estate Securities Fund - Class 1 Shares (SFT Real Estate Cl 1)
        - Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares (SFT Real Estate Cl 2)
        - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1 Shares (SFT Wellington Core Equity Cl 1)
        -   Van Eck VIP Global Hard Assets Fund (Van Eck VIP Glob Hard Assets)
        - Vanguard(R) Variable Insurance Fund Diversified Value Portfolio (Vanguard VI Diversified Value)
        - Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio (Vanguard VI Total Bond Market)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

    The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

    Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management (Securian AM) acts as the investment advisor for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

    The following sub-accounts merged during 2018:

    CLOSED PORTFOLIO                                           RECEIVING PORTFOLIO                      EFFECTIVE DATE
    ----------------------------------------------  -------------------------------------------  -----------------------------
    Ivy VIP - Micro Cap Growth Cl II                Ivy VIP - Small Cap Growth Cl II                    November 2, 2018

    Securian Funds Trust - SFT Mortgage             Securian Funds Trust - SFT Core Bond Fund          November 30, 2018
    Securities Fund - Class 1 Shares                - Class 1 Shares

    Securian Funds Trust - SFT Mortgage             Securian Funds Trust - SFT Core Bond Fund          November 30, 2018
    Securities Fund - Class 2 Shares                - Class 2 Shares

    The following sub-accounts had a name change during 2017 and 2018:

    FORMER NAME                                                    CURRENT NAME                         EFFECTIVE DATE
    ----------------------------------------------  -------------------------------------------  -----------------------------
    Ivy VIP - Balanced                              Ivy VIP - Balanced Class II                         April 28, 2017

    Ivy VIP - Core Equity                           Ivy VIP - Core Equity Class II                      April 28, 2017

    Ivy VIP - High Income                           Ivy VIP - High Income Class II                      April 28, 2017

    Ivy VIP - International Core Equity             Ivy VIP - International Core Equity                 April 28, 2017
                                                    Class II

    Ivy VIP - Micro Cap Growth                      Ivy VIP - Micro Cap Growth Class II                 April 28, 2017

    Ivy VIP - Science and Technology                Ivy VIP - Science and Technology Class II           April 28, 2017

    Ivy VIP - Small Cap Value                       Ivy VIP - Small Cap Core Class II                   April 28, 2017

    Ivy VIP - Value                                 Ivy VIP - Value Class II                            April 28, 2017

    Janus Aspen Series - Forty Portfolio -          Janus Aspen Series - Janus Henderson Forty           June 5, 2017
    Service Shares                                  Portfolio - Service Shares

    Janus Aspen Series - Overseas Portfolio -       Janus Aspen Series - Janus Henderson                 June 5, 2017
    Service Shares                                  Overseas Portfolio - Service Shares

    Securian Funds Trust - SFT Pyramis(R) Core      Securian Funds Trust - SFT Wellington Core         November 20, 2017
    Equity Fund - Class 2 Shares                    Equity Fund - Class 2 Shares

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

    FORMER NAME                                                    CURRENT NAME                         EFFECTIVE DATE
    ----------------------------------------------  -------------------------------------------  -----------------------------
    Securian Funds Trust - SFT Advantus Bond Fund   Securian Funds Trust - SFT Core Bond Fund            May 1, 2018
    - Class 1 Shares                                - Class 1 Shares

    Securian Funds Trust - SFT Advantus Bond Fund   Securian Funds Trust - SFT Core Bond Fund            May 1, 2018
    - Class 2 Shares                                - Class 2 Shares

    Securian Funds Trust - SFT Advantus             Securian Funds Trust - SFT Government                May 1, 2018
    Government Money Market Fund                    Money Market Fund

    Securian Funds Trust - SFT Advantus Index 400   Securian Funds Trust - SFT Index 400                 May 1, 2018
    Mid-Cap Fund - Class 1 Shares                   Mid-Cap Fund - Class 1 Shares

    Securian Funds Trust - SFT Advantus Index 400   Securian Funds Trust - SFT Index 400                 May 1, 2018
    Mid-Cap Fund - Class 2 Shares                   Mid-Cap Fund - Class 2 Shares

    Securian Funds Trust - SFT Advantus Index 500   Securian Funds Trust - SFT Index 500 Fund            May 1, 2018
    Fund - Class 1 Shares                           - Class 1 Shares

    Securian Funds Trust - SFT Advantus             Securian Funds Trust - SFT International             May 1, 2018
    International Bond Fund - Class 2 Shares        Bond Fund - Class 2 Shares

    Securian Funds Trust - SFT Advantus Mortgage    Securian Funds Trust - SFT Mortgage                  May 1, 2018
    Securities Fund - Class 1 Shares                Securities Fund - Class 1 Shares

    Securian Funds Trust - SFT Advantus Mortgage    Securian Funds Trust - SFT Mortgage                  May 1, 2018
    Securities Fund - Class 2 Shares                Securities Fund - Class 2 Shares

    Securian Funds Trust - SFT Advantus Real        Securian Funds Trust - SFT Real Estate               May 1, 2018
    Estate Securities Fund - Class 1 Shares         Securities Fund - Class 1 Shares

    Securian Funds Trust - SFT Advantus Real        Securian Funds Trust - SFT Real Estate               May 1, 2018
    Estate Securities Fund - Class 2 Shares         Securities Fund - Class 2 Shares

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

    (A) USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

    (B) INVESTMENTS IN UNDERLYING FUNDS

        Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

        Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds. Realized gain (loss) distributions are reinvested in the respective underlying funds.

        All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

    (C) FEDERAL INCOME TAXES

        The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    (A) MORTALITY AND EXPENSE CHARGE

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, as a percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

        OPTION 1            0.50% of average daily net assets
        OPTION 2            0.25% of average daily net assets
        OPTION 3            No mortality and expense charge

    (B) POLICY PURCHASE PAYMENTS

        Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

        A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2018 and 2017 are as follows:

                                          2018              2017
                                     ----------------  ----------------
        OPTION 1                     $        39,152   $        38,113
        OPTION 2                             100,904            78,394
        OPTION 3                                 699               699

    (C) STATE PREMIUM TAX CHARGE

        A state premium tax charge in the amount of 0.75% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2018 and 2017 are as follows:

                                          2018              2017
                                     ----------------  ----------------
        OPTION 1                     $        43,107   $        43,459
        OPTION 2                             442,759           402,746
        OPTION 3                               4,566             3,741

    (D) FEDERAL TAX CHARGE

        A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2018 and 2017 are as follows:

                                          2018              2017
                                     ----------------  ----------------
        OPTION 1                     $         7,246   $         7,190
        OPTION 2                             141,773           127,005
        OPTION 3                               1,037               933

    (E) CASH VALUE CHARGES

        In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

        actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

        The total cash value charges for the years or periods ended December 31, 2018 and 2017 are as follows:

        SUB-ACCOUNT -- OPTION 1                                                 2018               2017
        -----------------------------------------------------------------  ----------------  -----------------
        Amer Funds IS Glbl Growth Cl 1                                     $         3,303   $          7,176
        Amer Funds IS New World Cl 1                                                 1,356              1,077
        Fidelity VIP Equity-Income IC                                               25,350             23,720
        Fidelity VIP High lnc IC                                                     5,684              5,462
        Ivy VIP Balanced Cl II                                                      59,117             89,260
        Ivy VIP Core Equity Cl II                                                   10,063              9,413
        Ivy VIP High Income Cl II                                                      191                281
        Ivy VIP Intl Core Equity Cl II                                              26,741             24,848
        Ivy VIP Micro Cap Growth Cl II (a)                                           6,350              6,792
        Ivy VIP Small Cap Core Cl II                                                11,942             11,258
        Ivy VIP Small Cap Growth Cl II (b)                                           1,326                 --
        Ivy VIP Value Cl II                                                         31,606             29,619
        Janus Henderson Forty SS                                                     7,773              7,134
        Janus Henderson Overseas SS                                                 13,918             12,096
        Morningstar Balanced ETF I                                                      98                335
        Morningstar Growth ETF I                                                       614                536
        Morningstar Inc & Growth ETF I                                                  38                163
        SFT Core Bond Cl 2                                                         124,601            108,551
        SFT Govt Money Market                                                       73,551             83,701
        SFT Index 400 MC Cl 2                                                       27,235             29,428
        SFT Index 500 Cl 2                                                         251,443            246,687
        SFT Intl Bond Cl 2                                                           3,155              2,744
        SFT Ivy Growth                                                              49,645             52,310
        SFT Ivy Small Cap Growth                                                    40,564             36,034
        SFT Mortgage Cl 2 (c)                                                        4,388              6,683
        SFT Real Estate Cl 2                                                         6,153              5,928
        SFT Wellington Core Equity Cl 1                                             52,263             46,165
        Vanguard VI Diversified Value                                                  895                827
        Vanguard VI Total Bond Market                                                  349                336

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

        SUB-ACCOUNT -- OPTION 2                                                 2018               2017
        -----------------------------------------------------------------  ----------------  -----------------
        Amer Funds IS Glbl Growth Cl 1                                     $        20,346   $          9,206
        Amer Funds IS New World Cl 1                                                 1,713                553
        Fidelity VIP Asset Mgr Gro IC                                              109,618            111,328
        Fidelity VIP Asset Mgr IC                                                   50,060             44,861
        Fidelity VIP Balanced IC                                                    80,837             90,386
        Fidelity VIP Contrafund IC                                                 614,815            657,626
        Fidelity VIP Disc Sm Cap IC                                                  9,257             12,559
        Fidelity VIP Dynamic Cap App IC                                             14,942             13,999
        Fidelity VIP Emerging Markets IC                                            12,497             14,695
        Fidelity VIP Equity-Income IC                                              194,745            155,195
        Fidelity VIP Freedom 2010 IC                                                 1,699              1,442
        Fidelity VIP Freedom 2015 IC                                                 5,937              6,780
        Fidelity VIP Freedom 2020 IC                                                 8,753              8,866
        Fidelity VIP Freedom 2025 IC                                                24,356             27,016
        Fidelity VIP Freedom 2030 IC                                                28,725             37,022
        Fidelity VIP Freedom 2035 IC                                                14,079             12,963
        Fidelity VIP Freedom 2040 IC                                                 8,569              8,203
        Fidelity VIP Freedom 2045 IC                                                 4,306              3,986
        Fidelity VIP Freedom 2050 IC                                                 7,655              7,201
        Fidelity VIP Freedom Income IC                                                 824              1,003
        Fidelity VIP Funds Mgr 20% SC                                                3,542              2,804
        Fidelity VIP Funds Mgr 50% SC                                                  844                703
        Fidelity VIP Funds Mgr 60% SC                                                1,938              1,726
        Fidelity VIP Funds Mgr 70% SC                                                1,914              1,695
        Fidelity VIP Funds Mgr 85% SC                                                1,386              1,274
        Fidelity VIP Govt Money Mkt IC                                             236,719            244,493
        Fidelity VIP Growth & Inc IC                                               169,880            166,282
        Fidelity VIP Growth IC                                                     503,004            510,900
        Fidelity VIP Growth Opp IC                                                 183,681            187,873
        Fidelity VIP High lnc IC                                                   105,052             99,888
        Fidelity VIP Index 500 IC                                                  229,955            236,728
        Fidelity VIP Intl Cap App IC                                                34,942             33,601
        Fidelity VIP Invest Grade IC                                                51,662             56,138
        Fidelity VIP Mid Cap IC                                                    395,280            410,388
        Fidelity VIP Overseas IC                                                   188,125            206,200
        Fidelity VIP Real Estate IC                                                 22,482             23,572
        Fidelity VIP Strat Income IC                                                11,720             13,410
        Fidelity VIP Target Vol IC                                                     449              3,088
        Fidelity VIP Value IC                                                       20,016             20,956
        Fidelity VIP Value Strat IC                                                 12,610             12,950
        Ivy VIP Balanced Cl II                                                     128,318            107,869

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

        SUB-ACCOUNT -- OPTION 2                                                 2018               2017
        -----------------------------------------------------------------  ----------------  -----------------
        Ivy VIP Core Equity Cl II                                          $        29,464   $         28,338
        Ivy VIP High Income Cl II                                                    1,812              2,314
        Ivy VIP Intl Core Equity Cl II                                              75,534             62,286
        Ivy VIP Micro Cap Growth Cl II (a)                                          10,478             10,635
        Ivy VIP Science & Tech Cl II                                                    --                 88
        Ivy VIP Small Cap Core Cl II                                                32,310             26,775
        Ivy VIP Small Cap Growth Cl II (b)                                           1,940                 --
        Ivy VIP Value Cl II                                                         24,163             20,423
        Janus Henderson Forty SS                                                    38,847             30,184
        Janus Henderson Overseas SS                                                 67,748             58,947
        Lord Abbett Mid Cap Stock                                                      755                873
        MFS Total Return Bond Series                                                   449                 --
        MFS VIT Emrg Mkt Eq IC                                                       1,886                 94
        Morningstar Balanced ETF I                                                  20,766              3,802
        Morningstar Growth ETF I                                                    13,913              3,376
        Morningstar Inc & Growth ETF I                                               8,921              1,641
        Oppenheimer Global Fund VA                                                     368                744
        SFT Core Bond Cl 1                                                              38                 --
        SFT Core Bond Cl 2                                                         241,712            239,047
        SFT Govt Money Market                                                    1,935,791          1,749,589
        SFT Index 400 MC Cl 2                                                      311,501            327,500
        SFT Index 500 Cl 1                                                           3,274              3,490
        SFT Index 500 Cl 2                                                         703,744            686,097
        SFT Intl Bond Cl 2                                                          29,475             27,350
        SFT Ivy Growth                                                              69,108             50,050
        SFT Ivy Small Cap Growth                                                    27,979             24,830
        SFT Mortgage Cl 2 (c)                                                        6,480              6,573
        SFT Real Estate Cl 2                                                        41,508             32,587
        SFT Wellington Core Equity Cl 1                                                113                 29
        Van Eck VIP Glob Hard Assets                                                    --                 30
        Vanguard VI Diversified Value                                               39,677             16,010
        Vanguard VI Total Bond Market                                               19,329              3,051

        SUB-ACCOUNT -- OPTION 3                                                 2018               2017
        -----------------------------------------------------------------  ----------------  -----------------
        Fidelity VIP High lnc IC                                                       789                764
        Ivy VIP Balanced Cl II                                                         339                215
        Ivy VIP Intl Core Equity Cl II                                              22,098             16,966
        Ivy VIP Science & Tech Cl II                                                22,543             25,669
        Janus Henderson Overseas SS                                                  5,112              4,568
        Lord Abbett Mid Cap Stock                                                   27,103             32,765
        MFS Total Return Bond Series                                                 5,820              5,833

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

        SUB-ACCOUNT -- OPTION 3 (CONT.)                                         2018               2017
        -----------------------------------------------------------------  ----------------  -----------------
        MFS VIT Emrg Mkt Eq IC                                             $         7,482   $          7,117
        Oppenheimer Global Fund VA                                                  13,806             12,260
        Oppenheimer MS Small Cap                                                     3,707              3,139
        Pioneer Mid-Cap Value VCT                                                    9,489              8,584
        SFT Core Bond Cl 1                                                             899                763
        SFT Core Bond Cl 2                                                         136,977            159,591
        SFT Govt Money Market                                                      252,180            232,289
        SFT Index 400 MC Cl 1                                                        3,155              5,355
        SFT Index 400 MC Cl 2                                                      743,347            788,365
        SFT Index 500 Cl 1                                                          23,828             25,664
        SFT Index 500 Cl 2                                                       1,259,153          1,248,986
        SFT Ivy Growth                                                              18,343             13,782
        SFT Mortgage Cl 1 (c)                                                          782                896
        SFT Mortgage Cl 2 (c)                                                        1,985              8,407
        SFT Real Estate Cl 1                                                         2,488              2,900
        SFT Real Estate Cl 2                                                         8,515             12,942
        Van Eck VIP Glob Hard Assets                                                 9,190             10,459

--------
        (a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.
        (b) For the period from November 2, 2018 through December 31, 2018.
        (c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

    (F) OTHER

        To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

        On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

            - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

            - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

        These fee waivers are reported on the Statements of Operations as "Fees Waived" of the respective sub-account.

(4) FAIR VALUE MEASUREMENT

    In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

    The fair value of the Account's financial assets has been determined using available market information as of December 31, 2018. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owner's Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

    Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

    Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

    The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

    As of December 31, 2018, all of the Account's investments are classified as Level 2 as the values are based on reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(5) INVESTMENT TRANSACTIONS

    The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2018 were as follows:

    SUB-ACCOUNT                                                       PURCHASES           SALES
    ------------------------------------------------------------   ----------------  ----------------
    Amer Funds IS Glbl Growth Cl 1                                 $        66,274   $        30,702
    Amer Funds IS New World Cl 1                                            10,177             5,943
    Fidelity VIP Asset Mgr Gro IC                                          246,408           137,116
    Fidelity VIP Asset Mgr IC                                               51,062            46,778
    Fidelity VIP Balanced IC                                                82,767            80,206
    Fidelity VIP Contrafund IC                                           1,386,636           704,511
    Fidelity VIP Disc Sm Cap IC                                             14,193             9,886
    Fidelity VIP Dynamic Cap App IC                                         15,086            15,030
    Fidelity VIP Emerging Markets IC                                        14,492            27,102
    Fidelity VIP Equity-Income IC                                          737,283           544,326
    Fidelity VIP Freedom 2010 IC                                             1,579             1,559
    Fidelity VIP Freedom 2015 IC                                             4,841             5,952
    Fidelity VIP Freedom 2020 IC                                             8,949             8,761
    Fidelity VIP Freedom 2025 IC                                            25,031            24,442
    Fidelity VIP Freedom 2030 IC                                           146,584           180,233
    Fidelity VIP Freedom 2035 IC                                            13,432            12,596
    Fidelity VIP Freedom 2040 IC                                             8,610             8,725
    Fidelity VIP Freedom 2045 IC                                             4,013             3,883
    Fidelity VIP Freedom 2050 IC                                             7,417            18,409
    Fidelity VIP Freedom Income IC                                             819               775
    Fidelity VIP Funds Mgr 20% SC                                            3,797             3,544
    Fidelity VIP Funds Mgr 50% SC                                              797               944
    Fidelity VIP Funds Mgr 60% SC                                            2,332             1,941
    Fidelity VIP Funds Mgr 70% SC                                            1,956             1,915
    Fidelity VIP Funds Mgr 85% SC                                            1,423             2,802
    Fidelity VIP Govt Money Mkt IC                                         224,039           253,210
    Fidelity VIP Growth & Inc IC                                           165,947           172,766
    Fidelity VIP Growth IC                                               1,371,999           495,680
    Fidelity VIP Growth Opp IC                                             176,477           188,124
    Fidelity VIP High lnc IC                                               147,586           154,083
    Fidelity VIP Index 500 IC                                              301,986           390,936
    Fidelity VIP Intl Cap App IC                                            31,354            35,548
    Fidelity VIP Invest Grade IC                                            86,880           125,746
    Fidelity VIP Mid Cap IC                                                674,021           493,161
    Fidelity VIP Overseas IC                                               653,212           212,939

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

    SUB-ACCOUNT                                                       PURCHASES           SALES
    ------------------------------------------------------------   ----------------  ----------------
    Fidelity VIP Real Estate IC                                    $        33,841   $        25,039
    Fidelity VIP Strat Income IC                                            18,855            15,582
    Fidelity VIP Target Vol IC                                                  12            39,954
    Fidelity VIP Value IC                                                   25,536            22,195
    Fidelity VIP Value Strat IC                                             14,721            12,630
    Ivy VIP Balanced Cl II                                                 364,071           359,338
    Ivy VIP Core Equity Cl II                                               71,507            63,951
    Ivy VIP High Income Cl II                                                3,279             2,375
    Ivy VIP Intl Core Equity Cl II                                         802,205           820,334
    Ivy VIP Micro Cap Growth Cl II (a)                                     147,211           468,740
    Ivy VIP Science & Tech Cl II                                            22,616            19,137
    Ivy VIP Small Cap Core Cl II                                           560,935           182,354
    Ivy VIP Small Cap Growth Cl II (b)                                     295,380             3,564
    Ivy VIP Value Cl II                                                    254,123            69,026
    Janus Henderson Forty SS                                               257,008            99,372
    Janus Henderson Overseas SS                                            429,742            99,305
    Lord Abbett Mid Cap Stock                                               27,728            53,276
    MFS Total Return Bond Series                                             8,740             7,904
    MFS VIT Emrg Mkt Eq IC                                                  10,649             9,480
    Morningstar Balanced ETF I                                              48,458            23,817
    Morningstar Growth ETF I                                                34,773            17,080
    Morningstar Inc & Growth ETF I                                          17,066             9,516
    Oppenheimer Global Fund VA                                              37,797            13,279
    Oppenheimer MS Small Cap                                                 9,093             3,892
    Pioneer Mid-Cap Value VCT                                               11,634             9,437
    SFT Core Bond Cl 1                                                      20,559               875
    SFT Core Bond Cl 2                                                     950,238           638,096
    SFT Govt Money Market                                                2,476,398         2,202,708
    SFT Index 400 MC Cl 1                                                    2,802             3,155
    SFT Index 400 MC Cl 2                                                1,248,220         2,148,263
    SFT Index 500 Cl 1                                                      23,554            27,494
    SFT Index 500 Cl 2                                                   6,835,842         8,244,507
    SFT Intl Bond Cl 2                                                     411,454           118,803
    SFT Ivy Growth                                                         115,787           200,503
    SFT Ivy Small Cap Growth                                                77,233           123,684

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

    SUB-ACCOUNT                                                       PURCHASES           SALES
    ------------------------------------------------------------   ----------------  ----------------
    SFT Mortgage Cl 1 (c)                                          $           259   $        15,108
    SFT Mortgage Cl 2 (c)                                                   13,362           230,600
    SFT Real Estate Cl 1                                                     3,028             2,434
    SFT Real Estate Cl 2                                                   595,552           227,849
    SFT Wellington Core Equity Cl 1                                         48,601            65,074
    Van Eck VIP Glob Hard Assets                                             9,440             7,701
    Vanguard VI Diversified Value                                           67,312            44,544
    Vanguard VI Total Bond Market                                           35,313            22,179

--------
(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018.
(c) For the period from January 1, 2018 through November 30, 2018.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(6) UNIT ACTIVITY FROM POLICY TRANSACTIONS

    Transactions in units for each segregated sub-account for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                      AMER FUNDS       AMER FUNDS     FIDELITY VIP                                    FIDELITY VIP
                                    IS GLBL GROWTH       IS NEW        ASSET MGR      FIDELITY VIP    FIDELITY VIP     CONTRAFUND
                                         CL 1          WORLD CL 1        GRO IC       ASSET MGR IC     BALANCED IC         IC
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                      90,192          14,518         152,897          38,641          61,905         360,012
  Policy purchase payments                  95,099          15,458         166,247          21,238          33,207         200,481
  Policy terminations, withdrawal
    payments and charges                   (12,839)         (2,991)        (70,544)        (38,112)        (44,891)       (147,732)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                     172,452          26,985         248,600          21,767          50,221         412,761
  Policy purchase payments                  30,467           7,630         106,078          22,265          26,916         170,521
  Policy terminations, withdrawal
    payments and charges                   (19,918)         (4,883)        (67,846)        (21,245)        (28,744)       (106,321)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                     183,001          29,732         286,832          22,787          48,393         476,961
                                    ===============  ==============  ==============  ==============  ==============  ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                     FIDELITY VIP     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                        DISC SM       DYNAMIC CAP       EMERGING        EQUITY-         FREEDOM         FREEDOM
                                        CAP IC           APP IC        MARKETS IC      INCOME IC        2010 IC         2015 IC
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                      27,130          22,105          76,073         382,119           3,126           5,631
  Policy purchase payments                   8,625           2,983          17,627         170,974             865           3,055
  Policy terminations, withdrawal
    payments and charges                    (9,632)         (5,022)        (21,480)        (83,576)         (3,829)         (6,861)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                      26,123          20,066          72,220         469,517             162           1,825
  Policy purchase payments                   3,425           2,792          12,775         148,795             855           2,511
  Policy terminations, withdrawal
    payments and charges                    (4,126)         (4,690)        (25,064)       (133,708)           (854)         (3,173)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                      25,422          18,168          59,931         484,604             163           1,163
                                    ===============  ==============  ==============  ==============  ==============  ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                        FREEDOM         FREEDOM         FREEDOM         FREEDOM         FREEDOM         FREEDOM
                                        2020 IC         2025 IC         2030 IC         2035 IC         2040 IC         2045 IC
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                       5,098           9,449          37,234           4,681           5,052           3,485
  Policy purchase payments                   5,252          12,627          48,083           4,935           2,963           1,485
  Policy terminations, withdrawal
    payments and charges                    (8,273)        (17,526)        (43,578)         (7,713)         (6,170)         (4,526)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                       2,077           4,550          41,739           1,903           1,845             444
  Policy purchase payments                   4,672          12,533          70,939           4,582           2,974           1,348
  Policy terminations, withdrawal
    payments and charges                    (4,620)        (12,213)        (88,159)         (4,312)         (2,952)         (1,305)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                       2,129           4,870          24,519           2,173           1,867             487
                                    ===============  ==============  ==============  ==============  ==============  ==============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                     FIDELITY VIP     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                        FREEDOM         FREEDOM        FUNDS MGR       FUNDS MGR       FUNDS MGR       FUNDS MGR
                                        2050 IC        INCOME IC         20% SC          50% SC          60% SC          70% SC
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                       8,123           3,162           3,433           3,369           3,293           3,202
  Policy purchase payments                   2,626             557           2,206             429             952             745
  Policy terminations, withdrawal
    payments and charges                    (5,524)         (3,567)         (4,919)         (3,339)         (3,806)         (3,740)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                       5,225             152             720             459             439             207
  Policy purchase payments                   2,346             522           2,480             348             944             764
  Policy terminations, withdrawal
    payments and charges                    (6,108)           (497)         (2,349)           (455)           (841)           (764)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                       1,463             177             851             352             542             207
                                    ===============  ==============  ==============  ==============  ==============  ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP                    FIDELITY VIP
                                      FUNDS MGR       GOVT MONEY     GROWTH & INC     FIDELITY VIP     GROWTH         FIDELITY VIP
                                        85% SC          MKT IC            IC           GROWTH IC       OPP IC         HIGH LNC IC
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                       3,595         136,008         122,061         879,962         125,900         147,236
  Policy purchase payments                     563         403,707          65,545         338,431          76,163          45,944
  Policy terminations, withdrawal
    payments and charges                    (3,491)       (181,513)        (81,944)       (485,244)        (85,889)        (77,852)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                         667         358,202         105,662         733,149         116,174         115,328
  Policy purchase payments                     430         167,379          55,408         506,826          56,998          54,401
  Policy terminations, withdrawal
    payments and charges                      (996)       (194,545)        (63,367)       (217,991)        (67,403)        (62,964)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                         101         331,036          97,703       1,021,984         105,769         106,765
                                    ===============  ==============  ==============  ==============  ==============  ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                      FIDELITY VIP    FIDELITY VIP
                                     FIDELITY VIP       INTL CAP         INVEST       FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                     INDEX 500 IC        APP IC         GRADE IC       MID CAP IC     OVERSEAS IC    REAL ESTATE IC
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                     306,236          44,635          78,109         242,490         784,854          32,266
  Policy purchase payments                  93,864          17,452          21,051         123,612         337,940           5,513
  Policy terminations, withdrawal
    payments and charges                  (116,645)        (23,282)        (23,430)       (130,897)       (376,421)         (6,103)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                     283,455          38,805          75,730         235,205         746,373          31,676
  Policy purchase payments                 110,738          16,093          34,953          93,833         378,148           5,342
  Policy terminations, withdrawal
    payments and charges                  (149,727)        (18,895)        (53,578)        (83,356)       (126,605)         (5,708)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                     244,466          36,003          57,105         245,682         997,916          31,310
                                    ===============  ==============  ==============  ==============  ==============  ==============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                     FIDELITY VIP     FIDELITY VIP                                                      IVY VIP
                                         STRAT           TARGET       FIDELITY VIP    FIDELITY VIP      IVY VIP       CORE EQUITY
                                       INCOME IC         VOL IC         VALUE IC     VALUE STRAT IC  BALANCED CL II      CL II
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                     100,290          33,549          26,447          10,057         920,607         111,651
  Policy purchase payments                   6,868              --           8,904           4,079          96,087          21,786
  Policy terminations, withdrawal
    payments and charges                   (15,302)         (5,363)         (7,370)         (4,335)       (305,597)        (23,795)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                      91,856          28,186          27,981           9,801         711,097         109,642
  Policy purchase payments                   6,102              --           6,831           4,137          71,283          17,559
  Policy terminations, withdrawal
    payments and charges                    (7,783)        (28,019)         (7,392)         (3,907)        (89,830)        (23,141)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                      90,175             167          27,420          10,031         692,550         104,060
                                    ===============  ==============  ==============  ==============  ==============  ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                                                                        IVY VIP
                                                      IVY VIP INTL   IVY VIP MICRO      IVY VIP         IVY VIP        SMALL CAP
                                     IVY VIP HIGH     CORE EQUITY      CAP GROWTH      SCIENCE &       SMALL CAP        GROWTH
                                     INCOME CL II        CL II         CL II (a)       TECH CL II      CORE CL II      CL II (b)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                      12,199         755,051          51,148          25,720         177,563              --
  Policy purchase payments                   2,246         700,165          26,425           8,820          42,744              --
  Policy terminations, withdrawal
    payments and charges                   (13,754)        (72,965)         (9,091)        (24,845)        (52,367)             --
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                         691       1,382,251          68,482           9,695         167,940              --
  Policy purchase payments                   2,607         173,926          26,961           5,971          70,746          62,410
  Policy terminations, withdrawal
    payments and charges                    (1,922)       (233,914)        (95,443)         (5,908)        (33,268)           (712)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2018                                      1,376       1,322,263              --           9,758         205,418          61,698
                                    ===============  ==============  ==============  ==============  ==============  ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                         JANUS           JANUS                         MFS TOTAL        MFS VIT
                                        IVY VIP        HENDERSON       HENDERSON      LORD ABBETT     RETURN BOND       EMRG MKT
                                      VALUE CL II       FORTY SS      OVERSEAS SS    MID CAP STOCK       SERIES          EQ IC
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                     202,664         103,302         830,015         132,669           8,481          22,085
  Policy purchase payments                  49,610          74,736         290,831          16,195           3,657           6,450
  Policy terminations, withdrawal
    payments and charges                   (36,618)        (30,415)       (119,824)       (104,766)        (10,567)        (16,197)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                     215,656         147,623       1,001,022          44,098           1,571          12,338
  Policy purchase payments                  65,529          72,389         284,940          11,836           6,694           9,666
  Policy terminations, withdrawal
    payments and charges                   (18,391)        (36,424)        (71,358)        (24,628)         (6,178)         (8,474)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2018                                    262,794         183,588       1,214,604          31,306           2,087          13,530
                                    ===============  ==============  ==============  ==============  ==============  ==============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                     MORNINGSTAR      MORNINGSTAR     MORNINGSTAR      OPPENHEIMER                    PIONEER MID-
                                       BALANCED         GROWTH        INC & GROWTH     GLOBAL FUND    OPPENHEIMER      CAP VALUE
                                        ETF I            ETF I           ETF I             VA         MS SMALL CAP        VCT
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                       9,447          10,144           9,041          25,922          17,820          11,287
  Policy purchase payments                  82,649          68,672          27,138           6,451           2,695           4,651
  Policy terminations, withdrawal
    payments and charges                    (5,937)        (13,104)         (1,816)        (11,900)         (9,737)        (10,126)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                      86,159          65,712          34,363          20,473          10,778           5,812
  Policy purchase payments                  29,553          19,451          12,359          13,227           2,598           4,684
  Policy terminations, withdrawal
    payments and charges                   (19,311)        (13,225)         (8,152)         (5,295)         (1,693)         (4,054)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                      96,401          71,938          38,570          28,405          11,683           6,442
                                    ===============  ==============  ==============  ==============  ==============  ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                       SFT CORE         SFT CORE        SFT GOVT       SFT INDEX       SFT INDEX        SFT INDEX
                                       BOND CL 1       BOND CL 2      MONEY MARKET    400 MC CL 1     400 MC CL 2       500 CL 1
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                      26,174         597,488       1,002,918          13,404       5,477,594         144,342
  Policy purchase payments                     303         260,522       1,439,227           3,531         135,862          21,787
  Policy terminations, withdrawal
    payments and charges                   (17,810)       (262,781)     (1,367,188)        (14,155)     (1,194,229)        (96,056)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                       8,667         595,229       1,074,957           2,780       4,419,227          70,073
  Policy purchase payments                  17,218         396,923       1,733,770           1,312         199,715          10,214
  Policy terminations, withdrawal
    payments and charges                      (726)       (275,024)     (1,552,281)         (1,435)       (374,261)        (11,869)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                      25,159         717,128       1,256,446           2,657       4,244,681          68,418
                                    ===============  ==============  ==============  ==============  ==============  ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                                        SFT IVY
                                       SFT INDEX        SFT INTL        SFT IVY        SMALL CAP      SFT MORTGAGE    SFT MORTGAGE
                                       500 CL 2        BOND CL 2         GROWTH          GROWTH         CL 1 (c)        CL 2 (C)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                  18,149,589          40,691       1,156,942          81,098          19,668         135,726
  Policy purchase payments               1,062,762          10,167          51,965          18,543             309           9,574
  Policy terminations, withdrawal
    payments and charges                (2,438,752)        (19,732)        (80,552)        (20,150)         (6,793)        (37,744)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                  16,773,599          31,126       1,128,355          79,491          13,184         107,556
  Policy purchase payments               1,442,187         152,455          25,072          17,229             231           6,249
  Policy terminations, withdrawal
    payments and charges                (1,784,057)        (43,699)        (46,309)        (26,787)        (13,415)       (113,805)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                  16,431,729         139,882       1,107,118          69,933              --              --
                                    ===============  ==============  ==============  ==============  ==============  ==============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                          SFT
                                                                       WELLINGTON     VAN ECK VIP     VANGUARD VI     VANGUARD VI
                                       SFT REAL         SFT REAL      CORE EQUITY      GLOB HARD      DIVERSIFIED      TOTAL BOND
                                      ESTATE CL 1     ESTATE CL 2         CL 1           ASSETS          VALUE           MARKET
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2016                                     121,647         224,835          90,156          17,060          24,641          10,558
  Policy purchase payments                   1,731          81,496           9,991          12,083          64,388          31,557
  Policy terminations, withdrawal
    payments and charges                  (107,349)        (64,654)        (41,671)        (19,174)        (18,836)         (3,968)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2017                                      16,029         241,677          58,476           9,969          70,193          38,147
  Policy purchase payments                   1,897         148,904           7,213          11,297          46,447          32,114
  Policy terminations, withdrawal
    payments and charges                    (1,513)        (57,714)         (9,098)         (8,610)        (33,960)        (20,693)
                                    ---------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
  2018                                      16,413         332,867          56,591          12,656          82,680          49,568
                                    ===============  ==============  ==============  ==============  ==============  ==============

--------
(a) For the year ended December 31, 2017, and the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018.
(c) For the year ended December 31, 2017 and for the period from January 1, 2019 through November 30, 2018.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(7) FINANCIAL HIGHLIGHTS

    A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2018, 2017, 2016, 2015, and 2014 is as follows:

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
AMER FUNDS IS GLBL GROWTH CL 1
  2018                                183,001   $ 1.32 to 1.35   $     244,783       0.95%    0.00% to 0.50%     (9.27)% to (8.81)%
  2017                                172,452     1.46 to 1.48         253,602       1.24%    0.00% to 0.50%      31.15% to 31.80%
  2016                                 90,192     1.11 to 1.13         100,902       1.21%    0.00% to 0.50%       0.37% to 0.87%
  2015                                 83,337     1.11 to 1.12          92,667       1.42%    0.00% to 0.50%       6.70% to 7.24%
  2014 (a)                             77,370         1.04              80,437       1.45%    0.00% to 0.50%       4.22% to 4.57%

AMER FUNDS IS NEW WORLD CL 1
  2018                                 29,732     1.04 to 1.07          31,260       1.16%    0.00% to 0.50%    (14.26)% to (13.83)%
  2017                                 26,985     1.22 to 1.24          33,018       1.58%    0.00% to 0.50%      29.09% to 29.73%
  2016                                 14,518     0.94 to 0.95          13,734       1.09%    0.00% to 0.50%       5.07% to 5.59%
  2015                                 12,686         0.90              11,407       0.96%    0.00% to 0.50%     (3.44)% to (2.96)%
  2014 (a)                             11,064         0.93              10,287       1.35%    0.00% to 0.50%     (6.90)% to (6.59)%

FIDELITY VIP ASSET MGR GRO IC
  2018                                286,832         1.84             528,346       1.44%         0.25%               (7.88)%
  2017                                248,600         2.00             497,103       1.51%         0.25%               18.43%
  2016                                152,897         1.69             258,170       1.41%         0.25%                2.21%
  2015                                162,052         1.65             267,715       1.17%         0.25%               (0.17)%
  2014                                175,713         1.65             290,770       1.02%         0.25%                5.61%

FIDELITY VIP ASSET MGR IC
  2018                                 22,787         2.07              47,109       1.75%         0.25%               (5.59)%
  2017                                 21,767         2.19              47,664       1.43%         0.25%               13.82%
  2016                                 38,641         1.92              74,331       1.49%         0.25%                2.81%
  2015                                 39,780         1.87              74,427       1.50%         0.25%               (0.11)%
  2014                                 52,155         1.87              97,681       1.48%         0.25%                5.57%

FIDELITY VIP BALANCED IC
  2018                                 48,393         2.59             125,345       1.44%         0.25%               (4.46)%
  2017                                 50,221         2.71             136,157       1.38%         0.25%               16.14%
  2016                                 61,905         2.33             144,516       1.34%         0.25%                7.00%
  2015                                 65,965         2.18             143,924       1.51%         0.25%                0.34%
  2014                                 69,575         2.17             151,287       1.54%         0.25%                9.98%

FIDELITY VIP CONTRAFUND IC
  2018                                476,961         5.95           2,836,189       0.75%         0.25%               (6.61)%
  2017                                412,761         6.37           2,628,171       1.07%         0.25%               21.57%
  2016                                360,012         5.24           1,885,543       0.86%         0.25%                7.74%
  2015                                344,322         4.86           1,673,865       1.01%         0.25%                0.42%
  2014                                376,229         4.84           1,821,337       0.84%         0.25%               11.66%

FIDELITY VIP DISC SM CAP IC
  2018                                 25,422         2.00              50,791       0.83%         0.25%              (13.30)%
  2017                                 26,123         2.30              60,199       0.66%         0.25%                6.75%
  2016                                 27,130         2.16              58,566       0.61%         0.25%               22.38%
  2015                                 28,584         1.76              50,421       0.56%         0.25%               (2.23)%
  2014                                 31,186         1.80              56,268       0.38%         0.25%                5.02%

FIDELITY VIP DYNAMIC CAP APP IC
  2018                                 18,168         2.85              51,742       0.57%         0.25%               (5.13)%
  2017                                 20,066         3.00              60,235       0.86%         0.25%               23.58%
  2016                                 22,105         2.43              53,694       0.87%         0.25%                2.62%
  2015                                 25,491         2.37              60,338       0.81%         0.25%                1.04%
  2014                                 28,722         2.34              67,282       0.43%         0.25%               10.65%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
FIDELITY VIP EMERGING MARKETS IC
  2018                                 59,931         0.96              57,714       0.57%         0.25%              (18.20)%
  2017                                 72,220         1.18              85,026       0.69%         0.25%               47.03%
  2016                                 76,073         0.80              60,913       0.49%         0.25%                2.98%
  2015                                 78,918         0.78              61,362       0.49%         0.25%              (10.19)%
  2014                                 80,335         0.87              69,552       0.32%         0.25%                1.12%

FIDELITY VIP EQUITY-INCOME IC
  2018                                484,604     1.58 to 3.88       1,829,005       2.29%    0.00% to 0.50%     (8.75)% to (8.29)%
  2017                                469,517     1.72 to 4.25       1,938,240       1.94%    0.00% to 0.50%      12.33% to 12.89%
  2016                                382,119     1.53 to 3.78       1,400,630       2.42%    0.00% to 0.50%      17.43% to 18.02%
  2015                                382,585     1.29 to 3.22       1,192,471       3.12%    0.00% to 0.50%     (4.44)% to (3.96)%
  2014                                403,370     1.35 to 3.37       1,315,797       2.60%    0.00% to 0.50%       8.18% to 8.72%

FIDELITY VIP FREEDOM 2010 IC
  2018                                    163         1.75                 282       1.66%         0.25%               (4.25)%
  2017                                    162         1.83                 293       0.09%         0.25%               12.80%
  2016                                  3,126         1.62               5,064       1.53%         0.25%                5.19%
  2015                                  3,162         1.54               4,870       1.82%         0.25%               (0.54)%
  2014                                  3,162         1.55               4,894       1.73%         0.25%                4.27%

FIDELITY VIP FREEDOM 2015 IC
  2018                                  1,163         1.78               2,054       1.20%         0.25%               (5.31)%
  2017                                  1,825         1.88               3,412       0.50%         0.25%               14.81%
  2016                                  5,631         1.64               9,199       1.63%         0.25%                5.65%
  2015                                  5,787         1.55               8,948       1.66%         0.25%               (0.58)%
  2014                                  7,044         1.56              10,958       1.70%         0.25%                4.44%

FIDELITY VIP FREEDOM 2020 IC
  2018                                  2,129         1.78               3,792       1.36%         0.25%               (6.10)%
  2017                                  2,077         1.90               3,939       0.59%         0.25%               16.33%
  2016                                  5,098         1.63               8,315       1.50%         0.25%                5.86%
  2015                                  5,253         1.54               8,094       1.73%         0.25%               (0.52)%
  2014                                  6,884         1.55              10,665       1.59%         0.25%                4.56%

FIDELITY VIP FREEDOM 2025 IC
  2018                                  4,870         1.87               9,080       1.95%         0.25%               (6.75)%
  2017                                  4,550         2.00               9,096       1.02%         0.25%               17.60%
  2016                                  9,449         1.70              16,070       1.84%         0.25%                5.92%
  2015                                  9,688         1.61              15,554       1.52%         0.25%               (0.43)%
  2014                                  8,865         1.61              14,295       1.87%         0.25%                4.80%

FIDELITY VIP FREEDOM 2030 IC
  2018                                 24,519         1.86              45,544       1.02%         0.25%               (8.01)%
  2017                                 41,739         2.02              84,283       1.76%         0.25%               20.66%
  2016                                 37,234         1.67              62,314       1.85%         0.25%                6.34%
  2015                                 28,308         1.57              44,551       1.73%         0.25%               (0.49)%
  2014                                 30,539         1.58              48,295       1.30%         0.25%                4.69%

FIDELITY VIP FREEDOM 2035 IC
  2018                                  2,173         2.63               5,696       1.07%         0.25%               (9.53)%
  2017                                  1,903         2.90               5,512       0.49%         0.25%               23.04%
  2016                                  4,681         2.36              11,037       1.40%         0.25%                6.60%
  2015                                  4,531         2.21              10,021       1.63%         0.25%               (0.56)%
  2014                                  4,396         2.23               9,775       1.50%         0.25%                4.66%

FIDELITY VIP FREEDOM 2040 IC
  2018                                  1,867         2.64               4,925       1.73%         0.25%              (10.11)%
  2017                                  1,845         2.94               5,415       0.57%         0.25%               23.29%
  2016                                  5,052         2.38              12,038       1.59%         0.25%                6.57%
  2015                                  5,007         2.24              11,196       1.78%         0.25%               (0.51)%
  2014                                  4,980         2.25              11,191       1.68%         0.25%                4.65%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
FIDELITY VIP FREEDOM 2045 IC
  2018                                    487         2.67               1,283       1.45%         0.25%              (10.12)%
  2017                                    444         2.97               1,299       0.17%         0.25%               23.28%
  2016                                  3,485         2.41               8,370       1.30%         0.25%                6.54%
  2015                                  4,113         2.26               9,273       1.94%         0.25%               (0.51)%
  2014                                  3,618         2.27               8,197       1.02%         0.25%                4.69%

FIDELITY VIP FREEDOM 2050 IC
  2018                                  1,463         2.69               3,939       0.42%         0.25%              (10.11)%
  2017                                  5,225         3.00              15,650       0.88%         0.25%               23.21%
  2016                                  8,123         2.43              19,745       1.64%         0.25%                6.57%
  2015                                  7,479         2.28              17,058       1.80%         0.25%               (0.54)%
  2014                                  6,909         2.29              15,845       1.53%         0.25%                4.74%

FIDELITY VIP FREEDOM INCOME IC
  2018                                    177         1.53                 263       1.55%         0.25%               (2.21)%
  2017                                    152         1.57                 228       0.06%         0.25%                8.21%
  2016                                  3,162         1.45               4,573       1.51%         0.25%                4.24%
  2015                                  3,238         1.39               4,493       1.78%         0.25%               (0.59)%
  2014                                  3,299         1.40               4,606       1.56%         0.25%                3.52%

FIDELITY VIP FUNDS MGR 20% SC
  2018                                    851         1.48               1,257       1.78%         0.25%               (1.91)%
  2017                                    720         1.51               1,084       0.30%         0.25%                7.06%
  2016                                  3,433         1.41               4,843       1.25%         0.25%                2.58%
  2015                                  3,527         1.38               4,851       1.17%         0.25%               (0.28)%
  2014                                  3,597         1.38               4,962       1.44%         0.25%                3.95%

FIDELITY VIP FUNDS MGR 50% SC
  2018                                    352         1.95                 684       1.21%         0.25%               (5.45)%
  2017                                    459         2.06                 942       0.20%         0.25%               14.08%
  2016                                  3,369         1.81               6,090       1.27%         0.25%                4.05%
  2015                                  3,587         1.74               6,231       0.93%         0.25%               (0.19)%
  2014                                  5,130         1.74               8,931       1.27%         0.25%                4.92%

FIDELITY VIP FUNDS MGR 60% SC
  2018                                    542         2.14               1,153       1.35%         0.25%               (6.67)%
  2017                                    439         2.29               1,000       0.17%         0.25%               16.70%
  2016                                  3,293         1.96               6,460       1.31%         0.25%                4.53%
  2015                                  3,159         1.88               5,930       0.98%         0.25%                0.16%
  2014                                  3,937         1.88               7,379       1.30%         0.25%                5.14%

FIDELITY VIP FUNDS MGR 70% SC
  2018                                    207         2.29                 473       1.16%         0.25%               (7.73)%
  2017                                    207         2.48                 512       0.08%         0.25%               18.82%
  2016                                  3,202         2.09               6,687       1.12%         0.25%                4.78%
  2015                                  3,190         1.99               6,357       0.93%         0.25%                0.16%
  2014                                  3,299         1.99               6,568       0.63%         0.25%                4.98%

FIDELITY VIP FUNDS MGR 85% SC
  2018                                    101         2.56                 274       0.24%         0.25%               (9.13)%
  2017                                    667         2.82               1,899       0.16%         0.25%               22.74%
  2016                                  3,595         2.30               8,281       0.94%         0.25%                5.40%
  2015                                  3,675         2.18               8,029       1.42%         0.25%                0.22%
  2014                                  3,645         2.18               7,946       0.32%         0.25%                4.95%

FIDELITY VIP GOVT MONEY MKT IC
  2018                                331,036         1.31             433,748       1.64%         0.25%                1.40%
  2017                                358,202         1.29             462,894       0.75%         0.25%                0.42%
  2016                                136,008         1.29             174,900       0.20%         0.25%               (0.04)%
  2015                                236,109         1.29             303,906       0.03%         0.25%               (0.22)%
  2014                                262,215         1.29             338,277       0.01%         0.25%               (0.24)%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
FIDELITY VIP GROWTH & INC IC
  2018                                 97,703         2.44             238,334       0.35%         0.25%               (9.21)%
  2017                                105,662         2.69             283,899       1.20%         0.25%               16.61%
  2016                                122,061         2.30             281,261       1.67%         0.25%               15.79%
  2015                                134,390         1.99             267,441       2.06%         0.25%               (2.52)%
  2014                                147,425         2.04             300,957       1.67%         0.25%               10.20%

FIDELITY VIP GROWTH IC
  2018                              1,021,984         2.08           2,123,726       0.26%         0.25%               (0.42)%
  2017                                733,149         2.09           1,529,894       0.21%         0.25%               34.80%
  2016                                879,962         1.55           1,362,254       0.05%         0.25%                0.55%
  2015                                703,301         1.54           1,082,801       0.24%         0.25%                6.91%
  2014                                879,349         1.44           1,266,393       0.18%         0.25%               11.02%

FIDELITY VIP GROWTH OPP IC
  2018                                105,769         2.79             295,394       0.12%         0.25%               12.18%
  2017                                116,174         2.49             289,230       0.31%         0.25%               34.18%
  2016                                125,900         1.86             233,606       0.28%         0.25%                0.09%
  2015                                162,766         1.85             301,753       0.18%         0.25%                5.34%
  2014                                176,524         1.76             310,653       0.21%         0.25%               11.92%

FIDELITY VIP HIGH LNC IC
  2018                                106,765     1.83 to 2.41         252,576       5.38%    0.00% to 0.50%     (3.77)% to (3.29)%
  2017                                115,328     1.89 to 2.51         282,800       4.51%    0.00% to 0.50%       6.40% to 6.93%
  2016                                147,236     1.77 to 2.36         338,689       5.58%    0.00% to 0.50%      14.04% to 14.61%
  2015                                146,762     1.54 to 2.07         295,596       6.54%    0.00% to 0.50%     (4.11)% to (3.63)%
  2014                                159,863     1.60 to 2.15         335,162       4.96%    0.00% to 0.50%       0.65% to 1.15%

FIDELITY VIP INDEX 500 IC
  2018                                244,466         2.39             584,550       1.79%         0.25%               (4.73)%
  2017                                283,455         2.51             711,442       1.80%         0.25%               21.41%
  2016                                306,236         2.07             633,082       1.16%         0.25%               11.58%
  2015                                441,200         1.85             817,430       1.91%         0.25%                1.08%
  2014                                538,620         1.83             987,252       1.66%         0.25%               13.29%

FIDELITY VIP INTL CAP APP IC
  2018                                 36,003         1.65              59,488       0.67%         0.25%              (12.97)%
  2017                                 38,805         1.90              73,674       0.45%         0.25%               36.11%
  2016                                 44,635         1.40              62,261       0.87%         0.25%               (3.22)%
  2015                                 50,732         1.44              73,122       0.78%         0.25%                2.96%
  2014                                 54,231         1.40              75,918       0.38%         0.25%                2.75%

FIDELITY VIP INVEST GRADE IC
  2018                                 57,105         2.37             135,359       2.24%         0.25%               (0.78)%
  2017                                 75,730         2.39             180,914       2.43%         0.25%                3.96%
  2016                                 78,109         2.30             179,495       2.79%         0.25%                4.48%
  2015                                 58,057         2.20             127,698       2.25%         0.25%               (0.84)%
  2014                                 87,524         2.22             194,137       2.02%         0.25%                5.56%

FIDELITY VIP MID CAP IC
  2018                                245,682         4.93           1,210,011       0.67%         0.25%              (14.75)%
  2017                                235,205         5.78           1,358,890       0.70%         0.25%               20.51%
  2016                                242,490         4.79           1,162,564       0.51%         0.25%               11.95%
  2015                                254,346         4.28           1,089,196       0.48%         0.25%               (1.64)%
  2014                                286,405         4.35           1,246,875       0.24%         0.25%                6.02%

FIDELITY VIP OVERSEAS IC
  2018                                997,916         1.47           1,462,500       1.86%         0.25%              (15.02)%
  2017                                746,373         1.72           1,287,209       1.28%         0.25%               29.96%
  2016                                784,854         1.33           1,041,528       2.18%         0.25%               (5.30)%
  2015                                356,117         1.40             499,033       1.30%         0.25%                3.37%
  2014                                407,750         1.36             552,777       1.25%         0.25%               (8.31)%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
FIDELITY VIP REAL ESTATE IC
  2018                                 31,310         4.14             129,776       2.81%         0.25%               (6.46)%
  2017                                 31,676         4.43             140,360       1.87%         0.25%                3.81%
  2016                                 32,266         4.27             137,727       1.48%         0.25%                5.49%
  2015                                 31,756         4.04             128,500       1.90%         0.25%                3.45%
  2014                                 32,440         3.91             126,886       1.71%         0.25%               29.85%

FIDELITY VIP STRAT INCOME IC
  2018                                 90,175         1.93             173,793       3.70%         0.25%               (2.82)%
  2017                                 91,856         1.98             182,160       3.10%         0.25%                7.52%
  2016                                100,290         1.84             184,969       3.57%         0.25%                8.00%
  2015                                102,625         1.71             175,257       3.51%         0.25%               (1.87)%
  2014                                 52,299         1.74              91,021       2.44%         0.25%                3.34%

FIDELITY VIP TARGET VOL IC
  2018                                    167         1.32                 220       0.39%         0.25%               (6.14)%
  2017                                 28,186         1.40              39,514       1.13%         0.25%               16.21%
  2016                                 33,549         1.21              40,472       1.30%         0.25%                4.94%
  2015                                 37,042         1.15              42,581       1.10%         0.25%               (1.47)%
  2014                                 38,818         1.17              45,289       6.11%         0.25%                5.67%

FIDELITY VIP VALUE IC
  2018                                 27,420         2.57              70,580       1.11%         0.25%              (14.06)%
  2017                                 27,981         3.00              83,804       1.39%         0.25%               15.29%
  2016                                 26,447         2.60              68,700       1.12%         0.25%               11.80%
  2015                                 25,686         2.32              59,681       1.39%         0.25%               (1.00)%
  2014                                 23,873         2.35              56,028       1.31%         0.25%               11.13%

FIDELITY VIP VALUE STRAT IC
  2018                                 10,031         2.71              27,252       0.97%         0.25%              (17.53)%
  2017                                  9,801         3.29              32,286       1.52%         0.25%               19.06%
  2016                                 10,057         2.76              27,824       0.94%         0.25%                9.35%
  2015                                 17,593         2.53              44,485       0.96%         0.25%               (3.23)%
  2014                                 23,669         2.61              61,833       0.89%         0.25%                6.53%

IVY VIP BALANCED CL II
  2018                                692,550     2.51 to 4.06       2,721,801       1.56%    0.00% to 0.50%     (3.73)% to (3.24)%
  2017                                711,097     2.60 to 4.21       2,901,155       1.68%    0.00% to 0.50%      10.81% to 11.37%
  2016                                920,607     2.33 to 3.80       3,417,310       1.33%    0.00% to 0.50%       1.52% to 2.03%
  2015                              1,000,408     2.29 to 3.75       3,661,166       0.92%    0.00% to 0.50%     (0.82)% to (0.33)%
  2014                                864,649     2.29 to 3.78       3,185,379       0.93%    0.00% to 0.50%       7.04% to 7.57%

IVY VIP CORE EQUITY CL II
  2018                                104,060     2.14 to 2.60         254,281       0.47%    0.00% to 0.50%     (4.99)% to (4.51)%
  2017                                109,642     2.24 to 2.74         281,150       0.43%    0.00% to 0.50%      20.15% to 20.75%
  2016                                111,651     1.85 to 2.28         237,200       0.44%    0.00% to 0.50%       3.22% to 3.74%
  2015                                110,124     1.79 to 2.21         226,378       0.37%    0.00% to 0.50%     (1.19)% to (0.69)%
  2014                                116,668     1.80 to 2.23         242,349       0.49%    0.00% to 0.50%       9.13% to 9.68%

IVY VIP HIGH INCOME CL II
  2018                                  1,376     1.18 to 1.21           1,641       4.88%    0.00% to 0.50%     (2.61)% to (2.11)%
  2017                                    691     1.21 to 1.24             844       6.93%    0.00% to 0.50%       6.15% to 6.68%
  2016                                 12,199     1.14 to 1.16          14,024       7.51%    0.00% to 0.50%      15.61% to 16.19%
  2015                                  9,815     0.99 to 1.00           9,738       6.02%    0.00% to 0.50%     (6.97)% to (6.50)%
  2014                                  9,424     1.06 to 1.07          10,027       9.43%    0.00% to 0.50%       1.40% to 1.90%

IVY VIP INTL CORE EQUITY CL II
  2018                              1,322,263     1.52 to 3.84       2,908,848       1.64%    0.00% to 0.50%    (18.22)% to (17.81)%
  2017                              1,382,251     1.85 to 4.70       3,747,661       1.34%    0.00% to 0.50%      22.54% to 23.15%
  2016                                755,051     1.50 to 3.83       1,585,409       2.15%    0.00% to 0.50%       0.58% to 1.08%
  2015                              3,338,113     1.48 to 3.81       5,128,458       1.30%    0.00% to 0.50%      (1.43)% to (.94)%
  2014                              3,311,861     1.50 to 3.87       5,645,993       2.38%    0.00% to 0.50%       0.94% to 1.44%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
IVY VIP SCIENCE & TECH CL II
  2018                                  9,758     2.76 to 2.84          27,668       0.00%    0.00% to 0.25%     (5.47)% to (5.23)%
  2017                                  9,695     2.92 to 3.00          29,007       0.00%    0.00% to 0.25%      31.79% to 32.12%
  2016                                 25,720     2.21 to 2.27          58,018       0.00%    0.00% to 0.25%       1.29% to 1.54%
  2015                              3,387,742     2.17 to 2.23       7,565,416       0.00%    0.00% to 0.25%     (3.12)% to (2.88)%
  2014                              3,307,873     2.26 to 2.30       7,606,060       0.00%    0.00% to 0.25%       2.65% to 2.91%

IVY VIP SMALL CAP CORE CL II
  2018                                205,418     2.15 to 4.63         941,021       0.11%    0.00% to 0.50%    (10.94)% to (10.49)%
  2017                                167,940     2.40 to 5.19         858,229       0.00%    0.00% to 0.50%      13.16% to 13.73%
  2016                                177,563     2.11 to 4.57         793,269       0.14%    0.00% to 0.50%      28.24% to 28.88%
  2015                                 49,620     1.64 to 3.56         160,408       0.10%    0.00% to 0.50%     (6.06)% to (5.58)%
  2014                                157,734     1.73 to 3.78         578,553       0.07%    0.00% to 0.50%       6.51% to 7.05%

IVY VIP SMALL CAP GROWTH CL II (G)
  2018                                 61,698     1.95 to 4.78         286,385       0.00%    0.00% to 0.50%       4.28% to 4.81%
  2017                                 68,482     1.86 to 4.58         305,641       0.00%    0.00% to 0.50%       8.29% to 8.83%
  2016                                 51,148     1.71 to 4.22         201,576       0.00%    0.00% to 0.50%      12.73% to 13.29%
  2015                                 37,381     1.51 to 3.73         125,421       0.00%    0.00% to 0.50%     (9.61)% to (9.16)%
  2014                                 42,115     1.66 to 4.12         157,317       0.00%    0.00% to 0.50%     (2.23)% to (1.74)%

IVY VIP VALUE CL II
  2018                                262,794     1.77 to 4.16         812,121       1.81%    0.00% to 0.50%     (7.70)% to (7.24)%
  2017                                215,656     1.91 to 4.50         736,624       1.42%    0.00% to 0.50%      11.93% to 12.49%
  2016                                202,664     1.70 to 4.02         623,444       0.88%    0.00% to 0.50%      10.59% to 11.14%
  2015                                101,472     1.53 to 3.64         319,849       0.78%    0.00% to 0.50%     (4.39)% to (3.92)%
  2014                                101,995     1.59 to 3.81         336,593       1.08%    0.00% to 0.50%      10.39% to 10.94%

JANUS HENDERSON FORTY SS
  2018                                183,588     2.25 to 2.58         444,507       0.00%    0.00% to 0.50%       1.21% to 1.72%
  2017                                147,623     2.22 to 2.53         350,152       0.00%    0.00% to 0.50%      29.35% to 30.00%
  2016                                103,302     1.72 to 1.95         185,693       0.00%    0.00% to 0.50%       1.44% to 1.94%
  2015                                115,712     1.69 to 1.91         204,240       0.00%    0.00% to 0.50%      11.38% to 11.94%
  2014                                137,420     1.52 to 1.71         216,770       0.03%    0.00% to 0.50%       7.93% to 8.47%

JANUS HENDERSON OVERSEAS SS
  2018                              1,214,604     1.09 to 1.31       1,515,045       1.71%    0.00% to 0.50%    (15.56)% to (15.14)%
  2017                              1,001,022     1.29 to 1.55       1,478,758       1.54%    0.00% to 0.50%      30.15% to 30.80%
  2016                                830,015     0.99 to 1.18         944,318       4.33%    0.00% to 0.50%     (7.17)% to (6.71)%
  2015                                666,943     1.06 to 1.27         818,332       0.52%    0.00% to 0.50%     (9.26)% to (8.80)%
  2014                                678,154     1.17 to 1.39         912,067       3.03%    0.00% to 0.50%    (12.54)% to (12.10)%

LORD ABBETT MID CAP STOCK
  2018                                 31,306     1.86 to 2.11          59,823       0.62%    0.00% to 0.25%    (15.25)% to (15.04)%
  2017                                 44,098     2.19 to 2.49          98,594       0.40%    0.00% to 0.25%       6.56% to 6.83%
  2016                                132,669     2.05 to 2.34         282,403       0.05%    0.00% to 0.25%      16.10% to 16.39%
  2015                              3,264,820     1.76 to 2.01       5,770,714       0.61%    0.00% to 0.25%     (4.03)% to (3.79)%
  2014                              3,001,565     1.83 to 2.10       5,515,050       0.49%    0.00% to 0.25%      11.25% to 11.53%

MFS TOTAL RETURN BOND SERIES
  2018                                  2,087     1.26 to 1.29           2,681       4.40%    0.00% to 0.25%     (1.34)% to (1.09)%
  2017                                  1,571     1.28 to 1.30           2,052       3.74%    0.00% to 0.25%       4.20% to 4.46%
  2016                                  8,481     1.23 to 1.25          10,518       0.05%    0.00% to 0.25%       3.97% to 4.23%
  2015                              1,220,273     1.18 to 1.20       1,459,171       3.44%    0.00% to 0.25%     (0.55)% to (0.30)%
  2014                              1,065,145     1.19 to 1.20       1,277,545       2.97%    0.00% to 0.25%       5.58% to 5.84%

MFS VIT EMRG MKT EQ IC
  2018                                 13,530     0.98 to 1.00          13,444       0.38%    0.00% to 0.25%    (14.15)% to (13.94)%
  2017                                 12,338     1.14 to 1.16          14,283       1.15%    0.00% to 0.25%      37.61% to 37.95%
  2016                                 22,085     0.83 to 0.84          18,510       0.01%    0.00% to 0.25%       9.09% to 9.37%
  2015                              2,173,558     0.76 to 0.77       1,670,422       1.00%    0.00% to 0.25%    (13.11)% to (12.89)%
  2014                              1,711,695     0.87 to 0.88       1,510,153       0.69%    0.00% to 0.25%     (6.96)% to (6.72)%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
MORNINGSTAR BALANCED ETF I
  2018                                 96,401     1.14 to 1.17         111,233       2.33%    0.00% to 0.50%     (6.49)% to (6.02)%
  2017                                 86,159     1.22 to 1.24         106,041       4.73%    0.00% to 0.50%      13.09% to 13.65%
  2016                                  9,447     1.08 to 1.09          10,255       2.05%    0.00% to 0.50%       8.15% to 8.69%
  2015                                  9,418     1.00 to 1.01           9,431       1.69%    0.00% to 0.50%     (2.46)% to (1.97)%
  2014 (a)                              9,079     1.02 to 1.03           9,298       1.42%    0.00% to 0.50%       2.06% to 2.41%

MORNINGSTAR GROWTH ETF I
  2018                                 71,938     1.17 to 1.20          84,994       1.95%    0.00% to 0.50%     (8.31)% to (7.85)%
  2017                                 65,712     1.27 to 1.30          84,497       3.61%    0.00% to 0.50%      17.09% to 17.68%
  2016                                 10,144     1.09 to 1.10          11,110       1.85%    0.00% to 0.50%       9.34% to 9.88%
  2015                                  9,063         1.00               9,062       1.51%    0.00% to 0.50%     (2.71)% to (2.22)%
  2014 (a)                              9,045     1.02 to 1.03           9,271       1.25%    0.00% to 0.50%       2.25% to 2.59%

MORNINGSTAR INC & GROWTH ETF I
  2018                                 38,570     1.10 to 1.13          43,067       2.62%    0.00% to 0.50%     (4.47)% to (3.99)%
  2017                                 34,363     1.16 to 1.18          40,061       4.17%    0.00% to 0.50%       9.57% to 10.12%
  2016                                  9,041     1.05 to 1.07           9,596       2.13%    0.00% to 0.50%       6.20% to 6.73%
  2015                                  9,178     0.99 to 1.00           9,149       0.78%    0.00% to 0.50%     (2.01)% to (1.52)%
  2014 (a)                             10,763     1.01 to 1.02          10,923       1.48%    0.00% to 0.50%       1.24% to 1.58%

OPPENHEIMER GLOBAL FUND VA
  2018                                 28,405     2.10 to 2.15          61,001       0.84%    0.00% to 0.25%    (13.40)% to (13.18)%
  2017                                 20,473     2.43 to 2.48          50,639       0.95%    0.00% to 0.25%      36.32% to 36.66%
  2016                                 25,922     1.78 to 1.81          46,850       2.22%    0.00% to 0.25%      (0.17)% to 0.08%
  2015                              1,620,733     1.79 to 1.81       2,933,557       1.27%    0.00% to 0.25%       3.68% to 3.94%
  2014                              1,368,103     1.72 to 1.74       2,382,340       1.07%    0.00% to 0.25%       2.04% to 2.29%

OPPENHEIMER MS SMALL CAP
  2018                                 11,683     1.92 to 1.96          22,958       0.30%    0.00% to 0.25%    (10.55)% to (10.32)%
  2017                                 10,778     2.15 to 2.19          23,621       0.89%    0.00% to 0.25%      13.87% to 14.16%
  2016                                 17,820     1.89 to 1.92          34,105       1.07%    0.00% to 0.25%      17.76% to 18.05%
  2015                              1,770,126     1.60 to 1.62       2,872,823       0.86%    0.00% to 0.25%     (6.13)% to (5.90)%
  2014                              1,534,425     1.71 to 1.72       2,646,404       0.83%    0.00% to 0.25%      11.65% to 11.93%

PIONEER MID-CAP VALUE VCT
  2018                                  6,442     1.90 to 1.95          12,553       0.67%    0.00% to 0.25%    (19.54)% to (19.34)%
  2017                                  5,812     2.37 to 2.41          14,043       0.88%    0.00% to 0.25%      12.89% to 13.17%
  2016                                 11,287     2.10 to 2.13          23,965       1.56%    0.00% to 0.25%      16.27% to 16.56%
  2015                                910,359     1.80 to 1.83       1,664,271       0.81%    0.00% to 0.25%     (6.38)% to (6.14)%
  2014                                743,537     1.93 to 1.95       1,448,239       0.75%    0.00% to 0.25%      14.80% to 15.09%

SFT CORE BOND CL 1
  2018                                 25,159     1.19 to 1.21          30,412       0.00%    0.00% to 0.25%     (0.84)% to (0.59)%
  2017                                  8,667     1.20 to 1.22          10,558       0.00%    0.00% to 0.25%       4.69% to 4.95%
  2016                                 26,174     1.15 to 1.16          30,372       0.00%    0.00% to 0.25%       4.37% to 4.63%
  2015                              4,354,400     1.10 to 1.11       4,837,980       0.00%    0.00% to 0.25%       0.16% to 0.41%
  2014                              3,882,386     1.10 to 1.11       4,296,117       0.00%    0.00% to 0.25%       6.29% to 6.56%

SFT CORE BOND CL 2
  2018                                717,128     2.08 to 2.57       1,766,786       0.00%    0.00% to 0.50%     (1.34)% to (0.84)%
  2017                                595,229     2.10 to 2.60       1,464,464       0.00%    0.00% to 0.50%       4.17% to 4.69%
  2016                                597,488     2.00 to 2.50       1,400,507       0.00%    0.00% to 0.50%       3.85% to 4.37%
  2015                              8,902,955     1.92 to 2.41      19,631,528       0.00%    0.00% to 0.50%      (0.34)% to 0.16%
  2014                              8,428,935     1.92 to 2.41      18,475,120       0.00%    0.00% to 0.50%       5.76% to 6.29%

SFT GOVT MONEY MARKET
  2018                              1,256,446     1.41 to 1.45       1,789,053       1.19%    0.00% to 0.50%       0.67% to 1.18%
  2017                              1,074,957     1.39 to 1.44       1,515,362       0.13%    0.00% to 0.50%      (0.37)% to 0.13%
  2016                              1,002,918     1.39 to 1.45       1,414,771       0.00%    0.00% to 0.50%      (0.45)% to 0.05%
  2015                              3,279,921     1.39 to 1.46       4,589,884       0.00%    0.00% to 0.50%      (0.50)% to 0.00%
  2014                              2,798,129     1.39 to 1.46       3,917,024       0.00%    0.00% to 0.50%      (0.50)% to 0.00%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
SFT INDEX 400 MC CL 1
  2018                                  2,657     1.88 to 1.91           5,188       0.00%    0.00% to 0.25%    (11.58)% to (11.36)%
  2017                                  2,780     2.13 to 2.16           6,119       0.00%    0.00% to 0.25%      15.61% to 15.90%
  2016                                 13,404     1.84 to 1.86          24,990       0.00%    0.00% to 0.25%      20.04% to 20.34%
  2015                              9,626,120     1.53 to 1.55      14,889,152       0.00%    0.00% to 0.25%     (2.63)% to (2.39)%
  2014                              8,974,123     1.57 to 1.58      14,219,994       0.00%    0.00% to 0.25%       9.24% to 9.51%

SFT INDEX 400 MC CL 2
  2018                              4,244,681     4.74 to 5.67      20,963,722       0.00%    0.00% to 0.50%    (12.02)% to (11.58)%
  2017                              4,419,227     5.38 to 6.43      24,585,411       0.00%    0.00% to 0.50%      15.03% to 15.61%
  2016                              5,477,594     4.68 to 5.58      26,344,788       0.00%    0.00% to 0.50%      19.44% to 20.04%
  2015                              7,980,423     3.92 to 4.66      31,787,667       0.00%    0.00% to 0.50%     (3.12)% to (2.63)%
  2014                              8,636,128     4.04 to 4.80      35,323,829       0.00%    0.00% to 0.50%       8.69% to 9.24%

SFT INDEX 500 CL 1
  2018                                 68,418     2.09 to 2.13         145,117       0.00%    0.00% to 0.25%     (4.80)% to (4.56)%
  2017                                 70,073     2.20 to 2.23         155,806       0.00%    0.00% to 0.25%      21.24% to 21.54%
  2016                                144,342     1.81 to 1.83         264,425       0.00%    0.00% to 0.25%      11.44% to 11.71%
  2015                             17,039,033     1.63 to 1.64      27,978,413       0.00%    0.00% to 0.25%       0.93% to 1.18%
  2014                             16,069,644     1.61 to 1.62      26,078,159       0.00%    0.00% to 0.25%      13.13% to 13.41%

SFT INDEX 500 CL 2
  2018                             16,431,729     4.08 to 5.82      70,659,283       0.00%    0.00% to 0.50%     (5.28)% to (4.80)%
  2017                             16,773,599     4.29 to 6.15      75,666,886       0.00%    0.00% to 0.50%      20.63% to 21.24%
  2016                             18,149,589     3.54 to 5.10      67,521,900       0.00%    0.00% to 0.50%      10.88% to 11.44%
  2015                             22,728,984     3.18 to 4.60      75,609,623       0.00%    0.00% to 0.50%        0.43% to .93%
  2014                             25,364,839     3.15 to 4.58      83,763,005       0.00%    0.00% to 0.50%      12.56% to 13.13%

SFT INTL BOND CL 2
  2018                                139,882     1.78 to 2.73         381,029       0.00%    0.00% to 0.50%       0.70% to 1.21%
  2017                                 31,126     1.76 to 2.71          83,271       0.00%    0.00% to 0.50%       0.62% to 1.12%
  2016                                 40,691     1.74 to 2.68         105,406       0.00%    0.00% to 0.50%       2.58% to 3.09%
  2015                                 25,288     1.69 to 2.61          62,397       0.00%    0.00% to 0.50%     (4.64)% to (4.16)%
  2014                                934,951     1.76 to 2.73       2,547,403       0.00%    0.00% to 0.50%       1.20% to 1.70%

SFT IVY GROWTH
  2018                              1,107,118     2.26 to 4.96       2,836,716       0.00%    0.00% to 0.50%       1.70% to 2.21%
  2017                              1,128,355     2.21 to 4.87       2,850,642       0.00%    0.00% to 0.50%      28.58% to 29.22%
  2016                              1,156,942     1.71 to 3.79       2,255,954       0.00%    0.00% to 0.50%       0.40% to 0.91%
  2015                              1,185,934     1.69 to 3.77       2,327,323       0.00%    0.00% to 0.50%       6.21% to 6.74%
  2014 (a)                          1,197,258     1.59 to 3.55       2,214,061       0.00%    0.00% to 0.50%      12.58% to 12.96%

SFT IVY SMALL CAP GROWTH
  2018                                 69,933     2.07 to 4.36         280,640       0.00%    0.00% to 0.50%     (4.41)% to (3.93)%
  2017                                 79,491     2.16 to 4.56         332,663       0.00%    0.00% to 0.50%      24.68% to 25.30%
  2016 (d)                             81,098     1.72 to 3.66         267,153       0.00%   (0.03)% to 0.47%     20.53% to 21.13%
  2015 (e)                             94,257     1.42 to 3.04         260,437       0.00%   (0.08)% to 0.42%    (4.07)% to (3.59)%
  2014 (f)                            228,199     1.47 to 3.16         638,042       0.00%   (0.07)% to 0.43%      8.43% to 8.80%

SFT REAL ESTATE CL 1
  2018                                 16,413     1.53 to 1.56          25,562       0.00%    0.00% to 0.25%     (5.40)% to (5.16)%
  2017                                 16,029     1.62 to 1.64          26,322       0.00%    0.00% to 0.25%       5.37% to 5.63%
  2016                                121,647     1.54 to 1.56         189,178       0.00%    0.00% to 0.25%       4.40% to 4.66%
  2015                              3,141,693     1.47 to 1.49       4,669,894       0.00%    0.00% to 0.25%       4.99% to 5.25%
  2014                              2,786,122     1.40 to 1.41       3,934,631       0.00%    0.00% to 0.25%      30.37% to 30.70%

SFT REAL ESTATE CL 2
  2018                                332,867     3.76 to 4.09       1,306,975       0.00%    0.00% to 0.50%     (5.88)% to (5.40)%
  2017                                241,677     4.00 to 4.32       1,005,677       0.00%    0.00% to 0.50%       4.85% to 5.37%
  2016                                224,835     3.81 to 4.10         890,396       0.00%    0.00% to 0.50%       3.88% to 4.40%
  2015                                273,067     3.67 to 3.93       1,066,287       0.00%    0.00% to 0.50%       4.47% to 4.99%
  2014                                332,855     3.51 to 3.74       1,240,160       0.00%    0.00% to 0.50%      29.72% to 30.37%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
SFT WELLINGTON CORE EQUITY CL 1
  2018 (b)                             56,591     1.39 to 6.65         359,010       0.00%   (0.21)% to 0.29%    (2.39)% to (1.90)%
  2017 (c)                             58,476     1.42 to 6.81         382,260       0.00%   (0.16)% to 0.34%     21.00% to 21.60%
  2016 (d)                             90,156     1.18 to 5.63         482,698       0.00%   (0.14)% to 0.36%      4.74% to 5.27%
  2015 (e)                             91,175     1.12 to 5.38         465,735       0.00%   (0.22)% to 0.28%      0.70% to 1.20%
  2014 (f)                            110,911     1.11 to 5.34         568,228       0.00%   (0.12)% to 0.38%     11.29% to 11.82%

VAN ECK VIP GLOB HARD ASSETS
  2018                                 12,656     0.66 to 0.68           8,244       0.00%    0.00% to 0.25%    (28.46)% to (28.28)%
  2017                                  9,969     0.92 to 0.95           8,948       0.00%    0.00% to 0.25%     (1.94)% to (1.70)%
  2016                                 17,060     0.94 to 0.96          15,814       0.80%    0.00% to 0.25%      43.35% to 43.71%
  2015                              3,692,486     0.66 to 0.67       2,476,709       0.03%    0.00% to 0.25%    (33.61)% to (33.45)%
  2014                              3,705,243     0.99 to 1.01       3,734,198       0.09%    0.00% to 0.25%    (19.30)% to (19.10)%

VANGUARD VI DIVERSIFIED VALUE
  2018                                 82,680     1.18 to 1.20          98,381       2.38%    0.00% to 0.50%     (9.57)% to (9.12)%
  2017                                 70,193     1.30 to 1.33          92,136       1.80%    0.00% to 0.50%      12.59% to 13.16%
  2016                                 24,641     1.16 to 1.17          28,648       2.46%    0.00% to 0.50%      12.40% to 12.96%
  2015                                 18,491     1.03 to 1.04          19,081       2.48%    0.00% to 0.50%     (2.94)% to (2.45)%
  2014 (a)                             16,080     1.06 to 1.06          17,058       0.00%    0.00% to 0.50%       5.13% to 5.49%

VANGUARD VI TOTAL BOND MARKET
  2018                                 49,568     1.07 to 1.10          53,741       2.13%    0.00% to 0.50%     (0.63)% to (0.13)%
  2017                                 38,147     1.08 to 1.10          41,520       1.38%    0.00% to 0.50%       2.97% to 3.48%
  2016                                 10,558     1.05 to 1.06          11,134       2.14%    0.00% to 0.50%       1.96% to 2.47%
  2015                                  9,708     1.03 to 1.04          10,016       2.26%    0.00% to 0.50%      (0.17)% to 0.33%
  2014 (a)                              9,132     1.03 to 1.03           9,413       0.00%    0.00% to 0.50%       2.73% to 3.07%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(a) For the period from May 1, 2014 through December 31, 2014.
(b) For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.21%.
(c) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.16%.
(d) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.03% and 0.14%, respectively.
(e) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.08% and 0.22%, respectively.
(f) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.07% and 0.12%, respectively.
(g) Ivy VIP Micro Cap Growth Cl II merged into Ivy VIP Small Cap Growth Cl II effective November 2, 2018. Information prior to merger effective date reflects Ivy VIP Micro Cap Growth Cl II.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2019, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements

                        MINNESOTA LIFE INSURANCE COMPANY

                         STATUTORY FINANCIAL STATEMENTS
                       AND FINANCIAL STATEMENT SCHEDULES

                               DECEMBER 31, 2018

[KPMG LOGO]

                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

          KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                              [KPMG LLP SIGNATURE]

Minneapolis, Minnesota
April 2, 2019

                        MINNESOTA LIFE INSURANCE COMPANY
  STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                           DECEMBER 31, 2018 AND 2017
                                 (IN THOUSANDS)

                                                                                    2018               2017
                                                                              -----------------  -----------------
ADMITTED ASSETS
Bonds                                                                         $     15,520,081   $     14,289,488
Common stocks                                                                          395,121            403,038
Mortgage loans, net                                                                  3,614,864          3,006,051
Derivative instruments                                                                 149,598            495,476
Other invested assets                                                                  910,649            882,425
Policy loans                                                                           519,511            465,444
Investments in affiliated companies                                                    360,809            337,611
Cash, cash equivalents and short-term investments                                       61,518            186,804
                                                                              -----------------  -----------------
  Total invested assets                                                             21,532,151         20,066,337

Premiums deferred and uncollected                                                      341,311            379,937
Current income tax recoverable                                                          26,072                 --
Deferred income taxes                                                                  137,213            147,238
Other assets                                                                           310,416            355,386
                                                                              -----------------  -----------------
  Total assets, excluding separate accounts                                         22,347,163         20,948,898

Separate account assets                                                             24,172,223         25,484,738
                                                                              -----------------  -----------------
         Total assets                                                         $     46,519,386   $     46,433,636
                                                                              =================  =================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
  Policy reserves:
    Life insurance                                                            $      9,936,193   $      8,751,354
    Annuities and other fund deposits                                                7,062,574          6,241,000
    Accident and health                                                                149,202            127,636
  Policy claims in process of settlement                                               440,905            428,263
  Dividends payable to policyholders                                                    40,489             44,251
  Other policy liabilities                                                           1,557,398          1,597,925
  Asset valuation reserve                                                              162,111            254,301
  Current income tax liability                                                              --             19,778
  Accrued commissions and expenses                                                     104,347            111,131
  Other liabilities                                                                     79,222            376,724
                                                                              -----------------  -----------------
    Total liabilities, excluding separate accounts                                  19,532,441         17,952,363

  Separate account liabilities                                                      24,137,978         25,421,348
                                                                              -----------------  -----------------
    Total liabilities                                                               43,670,419         43,373,711
                                                                              -----------------  -----------------

Capital and surplus:
  Common stock, $1 par value, 5,000,000 shares authorized, issued and
    outstanding                                                                          5,000              5,000
  Additional paid in capital                                                           216,540            196,534
  Surplus notes                                                                        118,000            118,000
  Unassigned surplus                                                                 2,509,427          2,740,391
                                                                              -----------------  -----------------
    Total capital and surplus                                                        2,848,967          3,059,925
                                                                              -----------------  -----------------
         Total liabilities and capital and surplus                            $     46,519,386   $     46,433,636
                                                                              =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
           STATUTORY STATEMENTS OF OPERATIONS AND CAPITAL AND SURPLUS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
STATEMENTS OF OPERATIONS
Revenues:
  Premiums                                                 $      3,716,312   $      3,511,204   $      3,396,091
  Annuity considerations                                          3,830,326          4,075,441          2,843,110
  Net investment income                                             792,410            748,445            704,765
  Investment management, administration and contract
    guarantee fees                                                  275,707            266,159            252,164
  Other income                                                      166,259            157,584            120,065
                                                           -----------------  -----------------  -----------------
    Total revenues                                                8,781,014          8,758,833          7,316,195
                                                           -----------------  -----------------  -----------------

Benefits and expenses:
  Policyholder benefits                                           5,372,746          4,968,449          4,639,273
  Increase in policy reserves                                     2,028,067          2,590,124          1,053,685
  General insurance expenses and taxes                              373,762            334,853            310,894
  Salaries and wages                                                193,743            183,849            177,720
  Group service and administration fees                              59,849             88,596             75,092
  Commissions                                                       501,200            451,688            454,405
  Separate account transfers, net                                   318,521             81,934            343,448
                                                           -----------------  -----------------  -----------------
    Total benefits and expenses                                   8,847,888          8,699,493          7,054,517
                                                           -----------------  -----------------  -----------------

    Gain (loss) from operations before dividends,
      federal income taxes and net realized capital
      gains (losses)                                                (66,874)            59,340            261,678

Dividends to policyholders                                           42,378             47,337             49,603
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before federal income
      taxes and net realized capital gains (losses)                (109,252)            12,003            212,075

Federal income taxes incurred                                         2,442              4,275             61,828
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before net realized
      capital gains (losses)                                       (111,694)             7,728            150,247

Net realized capital gains (losses), net of transfers to
  interest maintenance reserve and federal income taxes             186,420            270,210            (67,924)
                                                           -----------------  -----------------  -----------------
    Net income                                             $         74,726   $        277,938   $         82,323
                                                           =================  =================  =================

STATEMENTS OF CAPITAL AND SURPLUS

Capital and surplus, beginning of year                     $      3,059,925   $      2,971,602   $      2,766,405
Net income                                                           74,726            277,938             82,323
Net change in unrealized capital gains and losses                  (257,804)           (23,099)            94,751
Net change in deferred income tax                                    34,167            (82,922)            47,397
Change in asset valuation reserve                                    92,190             18,421            (51,004)
Net change in separate account surplus                                  461              7,349              3,636
Dividends to stockholder                                             (9,647)          (188,705)            (2,000)
Change in unauthorized reinsurance                                   (2,208)             4,300             (1,588)
Change in non-admitted assets                                      (166,428)            51,077             20,645
Change in reserves due to change in valuation basis                      --                 --             10,546
Capital contribution                                                 20,006             17,841                 --
Other, net                                                            3,579              6,123                491
                                                           -----------------  -----------------  -----------------
Capital and surplus, end of year                           $      2,848,967   $      3,059,925   $      2,971,602
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOW
                  YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
CASH FLOW FROM OPERATING ACTIVITIES
Revenues:
  Premiums and annuity considerations                      $      7,971,586   $      7,578,903   $      6,908,917
  Net investment income                                             782,614            733,467            675,764
                                                           -----------------  -----------------  -----------------
    Total receipts                                                8,754,200          8,312,370          7,584,681
                                                           -----------------  -----------------  -----------------

Benefits and expenses paid:
  Policyholder benefits                                           5,313,921          4,971,796          4,631,338
  Dividends to policyholders                                         46,140             50,646             56,340
  Commissions and expenses                                        1,141,411          1,046,570          1,025,628
  Separate account transfer, net                                    302,939             66,857            367,264
  Federal income taxes                                               53,751             98,331             53,644
                                                           -----------------  -----------------  -----------------
    Total payments                                                6,858,162          6,234,200          6,134,214
                                                           -----------------  -----------------  -----------------

      Cash provided from operations                               1,896,038          2,078,170          1,450,467
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid:
  Bonds                                                           3,719,165          4,052,868          4,164,867
  Common stocks                                                     220,412            260,437            263,237
  Mortgage loans                                                    383,096            364,837            363,402
  Derivative instruments                                            477,497            433,108            193,443
  Other invested assets                                             138,775            372,202            106,631
Separate account redemptions                                         25,114             25,297             24,390
                                                           -----------------  -----------------  -----------------
                                                                  4,964,059          5,508,749          5,115,970
                                                           -----------------  -----------------  -----------------

Cost of investments acquired:
  Bonds                                                           5,031,445          5,834,744          5,165,789
  Common stocks                                                     201,086            206,439            300,061
  Mortgage loans                                                    997,476            832,982            776,220
  Derivative instruments                                            400,800            303,079            264,884
  Other invested assets                                             119,920            159,519            106,310
Separate account investments                                            435             30,231             15,444
Securities in transit, net                                          (13,317)            (3,727)            35,412
Other provided, net                                                  50,660             50,138             15,798
                                                           -----------------  -----------------  -----------------
                                                                  6,788,505          7,413,405          6,679,918
                                                           -----------------  -----------------  -----------------

      Cash applied to investing                                  (1,824,446)        (1,904,656)        (1,563,948)
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES

Borrowed money, net                                                (225,000)           (30,000)           100,000
Net deposits on deposit-type contract funds                          18,504            (10,892)           161,232
Dividend paid to stockholder                                             --           (185,142)                --
Contributed capital                                                  11,500                 --                 --
Other cash applied                                                   (1,882)             3,104            (19,569)
                                                           -----------------  -----------------  -----------------

      Cash (applied to) provided from financing                    (196,878)          (222,930)           241,663
                                                           -----------------  -----------------  -----------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS

Net change in cash, cash equivalents and short-term
  investments                                                      (125,286)           (49,416)           128,182
Beginning of the year                                               186,804            236,220            108,038
                                                           -----------------  -----------------  -----------------
  End of the year                                          $         61,518   $        186,804   $        236,220
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                        DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which operates in the United States, generally offers the following types of products:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies.

     The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC (PFC). The transaction closed effective March 31, 2017 and resulted in a $187,325 realized capital gain before income taxes and $(173,325) change in unrealized capital gains and losses, which net with taxes had an immaterial impact to capital and surplus.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners' (NAIC) ACCOUNTING PRACTICES AND PROCEDURES manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

     The more significant differences, of which the aggregate effects are material are as follows:

     - Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

     - Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

     - Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

     - Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings or available-for-sale securities, which are reported at fair value through equity.

     - Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or available-for-sale securities, which were reported at fair value through stockholder's equity.

     - Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

     - Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

     - Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

     - Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

     - In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

     - Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

     - Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

     - Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

     - The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

     - Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

     - The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

     - Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

     - The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners' Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners' Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

     - Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

     - A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

     - Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

     - The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

     - Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

     - The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

     - GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

     The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

     NEW ACCOUNTING PRONOUNCEMENTS

     In March 2018, the NAIC adopted revisions to SSAP No. 102, Pensions, to remove the disclosure requirement for the reconciliation of plan assets classified as Level 3 in the fair value hierarchy. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in the removal of disclosures in note 12.

     In March 2018, the NAIC adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to exclude cash equivalents, derivatives and short-term investments with credit assessments equivalent to an NAIC 1 or NAIC 2 designation from the wash sale disclosure requirements. The revisions also clarify that the wash sale disclosure should be captured in the financial statements for the reporting period in which the investment was sold. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in additional disclosures in note 5.

     PERMITTED PRACTICE

     The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

     REVENUES AND EXPENSES

     Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment
     (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

     Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $32,503 and $35,668 at December 31, 2018 and 2017, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

     Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

     For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

     The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2018 and 2017, the Company sold, redeemed or otherwise disposed 43 and 56 CUSIPs, respectively, as a result of a callable feature which generated investment income of $7,186 and $10,419, respectively, from prepayment penalties and acceleration fees.

     Preferred stocks are carried at cost less any OTTI adjustments and were classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

     Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.52% to 4.94% during 2018. In 2018, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 79%.

     The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statements of operations. Total accumulated depreciation was $46,230 and $42,631 at December 31, 2018 and 2017, respectively. Depreciation is computed principally on a straight-line basis.

     The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value.

     Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,413 and $7,144 as of December 31, 2018 and 2017, respectively.

     Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $(5,056) and $(11,197) at December 31, 2018 and 2017, respectively.

     Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2018 and 2017 totaled $8,610 and $8,040, respectively.

     Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DERIVATIVE INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, life time income guarantees on fixed index annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

     The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

     Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

     For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

     For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment or does not have the ability to retain the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES (CONTINUED)

     The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2018 or 2017.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SEPARATE ACCOUNTS

     Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

     The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $34,245 and $63,390 at December 31, 2018 and 2017, respectively.

     Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2018 and 2017, the CARVM and CRVM allowances were $(299,538) and $(315,246), respectively.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $45,516 and $39,472 as of December 31, 2018 and 2017, respectively, all of which is non-admitted, and amortized software expense of $12,183, $14,418 and $15,628 for the years ended December 31, 2018, 2017 and 2016, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     NON-ADMITTED ASSETS

     Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $405,011 and $238,583 at December 31, 2018 and 2017, respectively, have been charged to capital and surplus.

     REINSURANCE

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICY RESERVES

     Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2018 and 2017, the amounts of surrender values in excess of reserves were $1,109,986 and $857,944, respectively.

     Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

     For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2018 and 2017, the Company had $8,822,745 and $7,044,862, respectively, of insurance inforce for which the gross premiums are less than the net premiums according to the standard valuation.

     Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

     During 2016, the Company recorded a change in valuation basis related to certain reserves on universal life products in which certain policies included secondary guarantees. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $10,546 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus.

     LIABILITY FOR ACCIDENT AND HEALTH LOSSES AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of Directors and up to one year in advance of the payout dates. At December 31, 2018 and 2017, the total participating business in-force was $2,197,301 and $2,171,785, respectively. As a percentage of total life insurance in force, participating business in-force represents 0.2% at both December 31, 2018 and 2017.

     For 2018, 2017 and 2016, premiums under individual and group life participating policies were $41,963, $41,073 and $40,285, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2018, 2017 and 2016 in the amount of $7,249, $7,694, and 7,983, respectively, to policyholders and did not allocate any additional income to such policyholders.

     FEDERAL INCOME TAXES

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, and Minnesota Life Insurance Company and its subsidiaries. Minnesota Life's subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

     The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     USE OF ESTIMATES

     The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statements of operations in the period in which they are made.

     The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)  RISKS

     The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

        - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
        - Investment-related risks such as those related to valuation, impairment, and concentration.
        - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
        - Acquisition, disposition, or other structural change related risks.
        - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

     The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include money-market funds, actively-traded U.S. and international common stocks, investments in mutual funds with quoted market prices, certain separate account assets and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain separate account assets and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain non-exchange traded common stocks and certain separate account assets.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2018:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,321   $            --   $            --   $       379,321
       Derivative instruments                        4,184           108,953                --           113,137
       Cash equivalents                            133,771                --                --           133,771
       Separate account assets                   4,656,252        19,510,926             5,045        24,172,223
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,173,528   $    19,619,879   $         5,045   $    24,798,452
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $        27,595   $            --   $        27,608
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $        27,595   $            --   $        27,608
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2017:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,038   $            --   $            --   $       379,038
       Derivative instruments                        3,438           460,298                --           463,736
       Cash equivalents                            256,714                --                --           256,714
       Separate account assets                   4,904,223        20,579,629               886        25,484,738
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,543,413   $    21,039,927   $           886   $    26,584,226
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $       109,402   $            --   $       109,415
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $       109,402   $            --   $       109,415
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     COMMON STOCKS

     The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. Short-term investments include highly rated commercial paper.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases and sales.

     The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         2,780   $           (399)  $             --   $             2,381
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         2,780   $           (399)  $             --   $             2,381
                                 ================  =================  ================  ====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2017:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases, sales and settlements.

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         1,178   $           (404)  $             --   $               774
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         1,178   $           (404)  $             --   $               774
                                 ================  =================  ================  ====================

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2018 and 2017.

     At December 31, 2018 and 2017, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2018 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                               CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                           ------------- ------------- ------------- ------------- ------------- -------------
     Bonds:
       U.S. government securities          $    481,109  $    469,314  $    481,109  $         --  $         --  $         --
       Agencies not backed by the full
         faith and credit of the U.S.
         government                             825,679       818,015            --       825,679            --            --
       Foreign government securities             44,239        43,444            --        44,239            --            --
       Corporate securities                  10,168,156    10,402,409         4,438     8,500,275     1,663,443            --
       Asset-backed securities                  564,306       567,660            --       525,772        38,534            --
       Commercial mortgage-backed
         securities (CMBS)                    1,524,427     1,538,202            --     1,524,427            --            --
       Residential mortgage-backed
         securities (RMBS)                    1,719,241     1,681,037            --     1,719,237             4            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total bonds                         15,327,157    15,520,081       485,547    13,139,629     1,701,981            --
     Common stock                               379,321       395,121       379,321            --            --        15,800
     Preferred stock                             46,760        49,406        14,671        32,089            --            --
     Mortgage loans                           3,556,569     3,614,864            --            --     3,556,569            --
     Derivative instruments:
       TBA derivative instruments                36,901        36,461            --        36,901            --            --
       Other derivative instruments             113,137       113,137         4,184       108,953            --            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total derivative instruments           150,038       149,598         4,184       145,854            --            --
     Policy loans                               626,852       519,511            --            --       626,852            --
     Short-term investments                       8,607         8,610         1,099         7,508            --            --
     Cash equivalents                           134,271       134,271       133,771           500            --            --
     Surplus notes                               71,978        78,703            --        71,978            --            --
     Separate account assets                 24,172,223    24,172,223     4,656,252    19,510,926         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total financial assets            $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447  $     15,800
                                           ============= ============= ============= ============= ============= =============

     Deferred annuities                    $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454  $         --
     Other fund deposits                      2,264,506     2,283,239            --            --     2,264,506            --
     Supplementary contracts without life
       contingencies                            133,431       133,431            --            --       133,431            --
     Annuity certain contracts                  106,884       107,007            --            --       106,884            --
     Borrowed money                              25,781        25,000            --            --        25,781            --
     Derivative liabilities(1)                   27,608        27,608            13        27,595            --            --
     Separate account liabilities            16,126,782    16,126,782     4,656,252    11,465,485         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
       Total financial liabilities         $ 20,760,446  $ 20,834,367  $  4,656,265  $ 11,493,080  $  4,611,101  $         --
                                           ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                 CARRYING VALUE     INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        15,800         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2017 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                                CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                            ------------- ------------- ------------- ------------- ------------- -------------
      Bonds:
        U.S. government securities          $    406,949  $    392,348  $    406,949  $         --  $         --  $         --
        Agencies not backed by the full
          faith and credit of the U.S.
          government                             766,625       735,192            --       766,625            --            --
        Foreign government securities             35,977        32,921            --        35,977            --            --
        Corporate securities                   9,585,912     9,114,503         4,329     8,291,088     1,290,495            --
        Asset-backed securities                  578,391       564,626            --       526,393        51,998            --
        CMBS                                   1,564,545     1,542,907            --     1,564,545            --            --
        RMBS                                   1,993,079     1,906,991            --     1,993,074             5            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total bonds                         14,931,478    14,289,488       411,278    13,177,702     1,342,498            --
      Common stock                               379,038       403,038       379,038            --            --        24,000
      Preferred stock                             92,284        88,688        15,739        76,545            --            --
      Mortgage loans                           3,009,176     3,006,051            --            --     3,009,176            --
      Derivative instruments:
        TBA derivative instruments                31,714        31,740            --        31,714            --            --
        Other derivative instruments             463,736       463,736         3,438       460,298            --            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total derivative instruments           495,450       495,476         3,438       492,012            --            --
      Policy loans                               561,845       465,444            --            --       561,845            --
      Short-term investments                       8,037         8,040         5,877         2,160            --            --
      Cash equivalents                           275,534       275,534       275,534            --            --            --
      Separate account assets                 25,484,738    25,484,738     4,904,223    20,579,629           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total financial assets            $ 45,237,580  $ 44,516,497  $  5,995,127  $ 34,328,048  $  4,914,405  $     24,000
                                            ============= ============= ============= ============= ============= =============

      Deferred annuities                    $  1,824,786  $  1,831,947  $         --  $         --  $  1,824,786  $         --
      Other fund deposits                      2,183,873     2,197,565            --            --     2,183,873            --
      Supplementary contracts without life
        contingencies                            133,494       133,494            --            --       133,494            --
      Annuity certain contracts                   98,823        95,364            --            --        98,823            --
      Borrowed money                             370,360       370,000            --            --       370,360            --
      Derivative liabilities(1)                  109,415       106,415            13       109,402            --            --
      Separate account liabilities            16,731,642    16,731,642     4,904,223    11,826,533           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
        Total financial liabilities         $ 21,452,393  $ 24,466,427  $  4,904,236  $ 11,935,935  $  4,612,222  $         --
                                            ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2017:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                  CARRYING VALUE    INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        24,000         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

     Refer to notes 2 and 6 for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

     When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

     For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)  INVESTMENTS

     BONDS AND COMMON STOCKS

     The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

     The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,650,755 and $1,864,729 agency backed RMBS and $30,282 and $42,261 non-agency backed RMBS as of December 31, 2018 and 2017, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. As of December 31, 2018, the Company had total direct subprime mortgage exposure of $119 with a fair value in excess of the carrying value of $114. As of December 31, 2017, the Company had total direct subprime mortgage exposure of $260 with a fair value in excess of carrying value of $220. The Company realized OTTI losses on direct subprime mortgages of $0 for the years ended December 31, 2018, 2017 and 2016.

     The Company's asset-backed securities portfolio consists- of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                GROSS             GROSS
                                                           ADMITTED          UNREALIZED        UNREALIZED            FAIR
     DECEMBER 31, 2018                                    ASSET VALUE           GAINS            LOSSES              VALUE
     ------------------------------------------------  ----------------   ----------------  ----------------   ----------------
     U.S. government securities                        $       469,314    $        12,154   $           359    $       481,109
     Agencies not backed by the full faith and
       credit of the U.S. government                           818,015             15,071             7,407            825,679
     Foreign government securities                              43,444              1,869             1,074             44,239
     Corporate securities                                   10,402,409             98,957           333,210         10,168,156
     Asset-backed securities                                   567,660              5,299             8,653            564,306
     CMBS                                                    1,538,202              8,246            22,021          1,524,427
     RMBS                                                    1,681,037             48,587            10,383          1,719,241
                                                       ----------------   ----------------  ----------------   ----------------
       Total                                           $    15,520,081    $       190,183   $       383,107    $    15,327,157
                                                       ================   ================  ================   ================

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                               GROSS              GROSS
                                                           ADMITTED         UNREALIZED         UNREALIZED           FAIR
     DECEMBER 31, 2017                                    ASSET VALUE          GAINS             LOSSES             VALUE
     ------------------------------------------------  ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       392,348   $        14,896    $           295   $       406,949
     Agencies not backed by the full faith and
       credit of the U.S. government                           735,192            32,203                770           766,625
     Foreign government securities                              32,921             3,057                  1            35,977
     Corporate securities                                    9,114,503           487,107             15,698         9,585,912
     Asset-backed securities                                   564,626            15,078              1,313           578,391
     CMBS                                                    1,542,907            26,123              4,485         1,564,545
     RMBS                                                    1,906,991            87,914              1,826         1,993,079
                                                       ----------------  ----------------   ----------------  ----------------
       Total                                           $    14,289,488   $       666,378    $        24,388   $    14,931,478
                                                       ================  ================   ================  ================

     The amortized cost and estimated fair value of bonds at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              ADMITTED              FAIR
                                                                                             ASSET VALUE           VALUE
                                                                                         ------------------  -----------------
     Due in one year or less                                                             $         205,408   $        207,334
     Due after one year through five years                                                       2,453,905          2,487,408
     Due after five years through ten years                                                      3,843,245          3,769,030
     Due after ten years                                                                         5,230,624          5,055,411
                                                                                         ------------------  -----------------
                                                                                                11,733,182         11,519,183
     Asset-backed and mortgage-backed securities                                                 3,786,899          3,807,974
                                                                                         ------------------  -----------------
       Total                                                                             $      15,520,081   $     15,327,157
                                                                                         ==================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                             AMORTIZED          UNREALIZED        SECURITY
                                                          FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       148,447   $       148,500    $            53                 7
     Agencies not backed by the full faith and
       credit of the U.S. government                           206,407           210,316              3,909                43
     Foreign securities                                            119               126                  7                 1
     Corporate securities                                    5,396,088         5,663,116            267,028             1,051
     Asset-backed securities                                   205,859           209,647              3,788                46
     CMBS                                                      723,884           735,025             11,141                50
     RMBS                                                      439,275           445,371              6,096                73

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,978   $         7,284    $           306                 8
     Agencies not backed by the full faith and
       credit of the U.S. government                            68,353            71,851              3,498                29
     Foreign securities                                          9,186            10,253              1,067                 1
     Corporate securities                                      804,263           870,445             66,182               167
     Asset-backed securities                                   155,957           160,822              4,865                52
     CMBS                                                      335,991           346,871             10,880                46
     RMBS                                                      133,156           137,443              4,287                56

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $        11,032   $        11,123    $            91                18
     Agencies not backed by the full faith and
       credit of the U.S. government                            52,394            52,678                284                21
     Foreign securities                                            217               218                  1                 1
     Corporate securities                                      585,249           591,188              5,939               165
     Asset-backed securities                                   150,389           151,147                758                57
     CMBS                                                      287,214           288,543              1,329                21
     RMBS                                                      183,768           184,649                881                29

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows (Continued):

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,338   $         6,542    $           204                 6
     Agencies not backed by the full faith and
       credit of the U.S. government                            24,452            24,938                486                 8
     Corporate securities                                      479,308           489,067              9,759                84
     Asset-backed securities                                    52,880            53,435                555                21
     CMBS                                                      199,669           202,825              3,156                31
     RMBS                                                       62,052            62,997                945                37

     For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2018, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

     The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of December 31, 2018.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better).

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2018, 98.2% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     At December 31, 2018 and 2017, bonds with a carrying value of $8,026 and $7,984, respectively, were on deposit with various regulatory authorities as required by law.

     The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $395,121 and $403,038 as of December 31, 2018 and 2017, respectively.

     The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $       139,932   $       155,648    $        15,716               119
     December 31, 2017                                          38,135            40,840              2,705                42

                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $         1,028   $         1,754    $           726                 3
     December 31, 2017                                           5,311             6,443              1,132                10

     Common stocks with unrealized losses at December 31, 2018 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,614,864 and $3,006,051 at December 31, 2018 and 2017, respectively.

     All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $196,774 and $146,700 were sold during 2018 and 2017, respectively.

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                 2018              2017
                                           ----------------  ----------------
       Industrial                          $     1,131,328   $       964,348
       Office buildings                            564,110           472,882
       Retail facilities                           965,565           725,566
       Apartment                                   636,072           571,227
       Other                                       317,789           272,028
                                           ----------------  ----------------
         Total                             $     3,614,864   $     3,006,051
                                           ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                              2018               2017              2016
                                                        ----------------   ----------------  ----------------
       Balance at beginning of year                     $           204    $         1,700   $         1,485
         Addition to (reduction in) allowance                        (4)            (1,496)              215
                                                        ----------------   ----------------  ----------------
       Balance at end of year                           $           200    $           204   $         1,700
                                                        ================   ================  ================

     As of December 31, 2018 and 2017, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     As of December 31, 2018 and 2017, there were no nonperforming loans.

     There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. There were two restructured loans with a total carrying value of $1,426 in the office buildings class at December 31, 2017. For the years ended December 31, 2018, 2017 and 2016, the Company recognized total interest income of $73, $74 and $389, respectively, and recognized $73, $74 and $389, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2018. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2018.

     Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

     The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:


                                                                           2018               2017
                                                                     ----------------  -----------------
       Number of loans contributed to wholly-owned subsidiaries                    1                  --

       Carrying value of mortgage loans upon contribution            $         5,573   $              --
       Loss recognized upon contribution                                          --                  --

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location
     - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2018                    DECEMBER 31, 2017
                                                      -----------------------------------  -----------------------------------
                                                           CARRYING           PERCENT           CARRYING           PERCENT
                                                            VALUE            OF TOTAL            VALUE            OF TOTAL
                                                      -----------------  ----------------  -----------------  ----------------
       Alternative investments:
         Private equity funds                         $        436,727              64.2%  $        411,013              64.2%
         Mezzanine debt funds                                  243,014              35.8%           228,495              35.7%
         Hedge funds                                                --               0.0%               276               0.1%
                                                      -----------------  ----------------  -----------------  ----------------
           Total alternative investments              $        679,741             100.0%  $        639,784             100.0%
                                                      =================  ================  =================  ================

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       617,612    $       571,081   $       541,286
       Common stocks - unaffiliated                                                13,537             16,138            13,063
       Mortgage loans                                                             142,129            125,803           115,965
       Policy loans                                                                28,151             26,941            25,965
       Short-term investments                                                       3,858              1,457               532
       Derivative instruments                                                       2,426              5,501             8,194
       Other invested assets                                                       62,944             56,252            45,398
                                                                          ----------------   ----------------  ----------------
                                                                                  870,657            803,173           750,403
       Capitalization (amortization) of IMR                                        (4,702)              (886)            1,155
       Investment expenses                                                        (73,545)           (53,842)          (46,793)
                                                                          ----------------   ----------------  ----------------
           Total                                                          $       792,410    $       748,445   $       704,765
                                                                          ================   ================  ================

     Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $2, $49 and $61 in 2018, 2017 and 2016, respectively, and was excluded from net investment income.

     NET REALIZED CAPITAL GAINS (LOSSES)

     Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                               2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       (52,496)   $        23,504   $        15,122
       Common stocks - unaffiliated                                                 6,752             18,990             4,086
       Foreign currency exchange                                                     (361)            (3,437)             (626)
       Derivative instruments                                                     137,093            146,476           (92,651)
       Other invested assets                                                       57,376            209,166            26,560
                                                                          ----------------   ----------------  ----------------
                                                                                  148,364            394,699           (47,506)
       Amount transferred to (from) the IMR, net of taxes                          43,515            (16,474)           (8,134)
       Income tax benefit (expense)                                                (5,459)          (108,015)          (12,284)
                                                                          ----------------   ----------------  ----------------
         Total                                                            $       186,420    $       270,210   $       (67,924)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET REALIZED CAPITAL GAINS (LOSSES) (CONTINUED)

     Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                       2018               2017              2016
                                                 ----------------   ----------------  ----------------
       Bonds:
         Gross realized gains                    $        17,070    $        49,294   $        46,426
         Gross realized losses                           (67,192)           (18,705)          (30,103)
       Common stocks:
         Gross realized gains                    $        18,383    $        30,265   $        19,587
         Gross realized losses                           (11,504)           (10,444)          (14,921)

     Proceeds from the sales of bonds amounted to $3,026,974, $3,094,951, and $3,242,161 for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company recognized the following wash sales with a NAIC designation of 3 or below, or unrated for the year ended December 31, 2018:

                                                                CARRY VALUE          COST OF
                                               NUMBER OF       OF SECURITIES       SECURITIES
                                             TRANSACTIONS          SOLD            REPURCHASED          GAIN
                                           ----------------  ----------------   ----------------  ----------------
       Common stocks                                   425   $        12,403    $        12,330   $           173

     OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                 2018               2017              2016
                                                            ----------------   ----------------  ----------------
       Bonds:
         U.S. government securities                         $           523    $           709   $           654
         Corporate securities                                         1,849              6,003               529
         Asset-backed securities                                         --                321                --
         RMBS                                                             2                 12                18
       Common stocks                                                    127                831               577
       Other invested assets                                          4,232             13,597             6,641
                                                            ----------------   ----------------  ----------------
           Total other-than-temporary impairments           $         6,733    $        21,833   $         8,419
                                                            ================   ================  ================

     In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2018, 2017 or 2016. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2018, 2017 or 2016. The remaining OTTI recorded in 2018, 2017and 2016 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

     The following table summarizes loan-backed and structured securities held by the Company at December 31, 2018 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an OTTI during 2018:

                                                                                                                    DATE OF
                                BOOK / ADJUSTED       PRESENT                                                      FINANCIAL
                                 CARRYING VALUE       VALUE OF                      AMORTIZED                      STATEMENT
                                 AMORTIZED COST      PROJECTED      RECOGNIZED     COST AFTER    FAIR VALUE AT       WHERE
     CUSIP                        BEFORE OTTI        CASH FLOWS        OTTI           OTTI       TIME OF OTTI       REPORTED
     -----------------------  -------------------  -------------  -------------- -------------- --------------  ---------------
     999A51525                $            4,714   $      4,661   $          53  $       4,661  $       4,661     06/30/2018
     999A51525                             4,444          4,348              96          4,348          4,378     09/30/2018
     999A51525                             3,866          3,790              76          3,790          3,790     12/31/2018
     073914C27                             1,000            621             379            621            621     12/31/2018
     073914C35                             2,872          1,735           1,137          1,735          1,735     12/31/2018

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

                                                          2018              2017               2016
                                                    ----------------  ----------------  -----------------
       Bonds                                        $           (14)  $         3,466   $            553
       Common stocks - unaffiliated                         (41,375)           17,926             15,191
       Common stocks - affiliated                             3,668             6,872                649
       Other invested assets                                 25,195          (127,769)            23,998
       Derivative instruments                              (309,115)           79,055            105,274
       Other                                                 (6,467)           (4,797)            (6,858)
       Deferred tax asset                                    70,304             2,148            (44,056)
                                                    ----------------  ----------------  -----------------
          Total                                     $      (257,804)  $       (23,099)  $         94,751
                                                    ================  ================  =================

     Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                         2018              2017
                                                                    ----------------  ----------------
       Cost                                                         $       369,777   $       336,319
       Gross unrealized gains                                                41,786            70,556
       Gross unrealized losses                                              (16,442)           (3,837)
                                                                    ----------------  ----------------
         Admitted asset value                                       $       395,121   $       403,038
                                                                    ================  ================

(6)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows.

     Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)


                        MINNESOTA LIFE INSURANCE COMPANY

              NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
                                 (IN THOUSANDS)

(6)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                             DECEMBER 31, 2018                        DECEMBER 31, 2017
                                                   ---------------------------------------- ----------------------------------------
                                                                         FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                                   ------------------------                  -----------------------
     UNDERLYING RISK                                 NOTIONAL                   LIABILITIES    NOTIONAL                  LIABILITIES
     EXPOSURE               INSTRUMENT TYPE           AMOUNT         ASSETS         (1)         AMOUNT        ASSETS         (1)
     ---------------- --------------------------   -------------   ----------  ------------ -------------   ----------  ------------

     Interest rate    Interest rate swaps          $     293,500   $   13,079  $      2,356 $     411,500   $   24,951  $         53
                      Interest rate swaptions          3,624,000          610            --     2,908,000        4,493            --
                      Interest rate futures              354,000            5             5       366,550           10            10
                      Interest rate caps                      --           --            --       100,000           --            --
                      TBAs                                36,840       36,901            --        31,045       31,714            --
     Equity market    Equity futures                     479,052            5             5       418,431            3             3
                      Equity options                  11,864,791       99,438        25,242     9,833,025      434,278       109,349
                                                   -------------   ----------  ------------ -------------   ----------  ------------
        Total derivatives                          $  16,652,183   $  150,038  $     27,608 $  14,068,551   $  495,449  $    109,415
                                                   =============   ==========  ============ =============   ==========  ============

--------
     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

      The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

      Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

      The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

      Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

      Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

      Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

      Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                        DECEMBER 31, 2018
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)                INCOME           GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             1,288   $             2,585  $           (13,565)
        Interest rate swaptions                                                (3,863)                   --                  808
        Interest rate futures                                                  (2,923)                   --                1,136
        Interest rate caps                                                         --                  (159)                 159
        TBAs                                                                      (79)                   --                   --
        Foreign currency forwards                                                 (15)                   --                   --
        Equity futures                                                         (8,611)                   --               13,529
        Equity options                                                        151,296                    --             (311,182)
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           137,093   $             2,426  $          (309,115)
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2017
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $               613   $             5,861  $            (3,287)
        Interest rate swaptions                                                (1,541)                   --               (1,668)
        Interest rate futures                                                   4,572                    --                  944
        Interest rate caps                                                         --                  (414)                 366
        TBAs                                                                     (102)                   --                   --
        Foreign currency swaps                                                  3,786                    54               (4,457)
        Foreign currency forwards                                               1,794                    --                   --
        Equity futures                                                        (38,683)                   --                1,777
        Equity options                                                        176,037                    --               85,380
                                                                  --------------------  -------------------- -------------------
          Total gains recognized from derivatives                 $           146,476   $             5,501  $            79,055
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2016
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             6,251   $             8,057  $            (3,971)
        Interest rate swaptions                                                   773                    --                 (611)
        Interest rate futures                                                  (3,633)                   --               (1,556)
        Interest rate caps                                                         --                  (415)                 300
        TBAs                                                                      642                    --                   --
        Foreign currency swaps                                                    (19)                  552                 (559)
        Foreign currency forwards                                                   1                    --                 (721)
        Equity futures                                                        (41,771)                   --               (3,723)
        Equity options                                                        (54,895)                   --              116,115
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           (92,651)  $             8,194  $           105,274
                                                                  ====================  ==================== ===================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

      The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

      The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $78,543 and $360,247 at December 31, 2018 and 2017, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $35,580 and $26,322 at December 31, 2018 and 2017, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)   SEPARATE ACCOUNTS

      Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.

      The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

      Information regarding the separate accounts of the Company was as follows:

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Premiums, considerations or deposits for
        year ended December 31, 2018              $        158,523   $             --   $      2,973,341   $      3,131,864
                                                  =================  =================  =================  =================

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 For
        accounts with assets at:
          Fair value                              $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

      Information regarding the separate accounts of the Company was as follows (Continued):

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 By withdrawal
        characteristics:
          With fair value adjustment               $       558,722   $          2,506   $             --   $        561,228
          At fair value                                     26,012                 --         23,221,762         23,247,774
          Not subject to discretionary withdrawal           16,322                 --             13,115             29,437
                                                  -----------------  -----------------  -----------------  -----------------
           Total                                  $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

      The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

      Reconciliation of net transfer to (from) separate accounts:

                                                                                                                       2018
                                                                                                                  ----------------
         Transfers as reported in the summary of operations of the Annual Statement of the Separate
           Accounts:
             Transfers to separate accounts                                                                       $     3,131,864
             Transfers from separate accounts                                                                          (2,805,413)
                                                                                                                  ----------------
               Net transfers to (from) separate accounts                                                                  326,451

         Reconciling adjustments:
           Investment expenses and other activity not included in transfers out in Annual Statement of the
             Separate Accounts                                                                                           (174,612)
           Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  275,708
           Fees associated with charges for investment management and contract guarantees                                (109,026)
                                                                                                                  ----------------
             Total reconciling adjustments                                                                                 (7,930)
                                                                                                                  ----------------
               Total transfers reported in the statutory statements of operations                                 $       318,521
                                                                                                                  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES

      Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2018 and 35% in 2017 and 2016 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                      2018                   2017                    2016
                                                              ---------------------   --------------------   ---------------------
         Provision computed at statutory rate                 $              8,213    $           142,346    $             57,599
         IMR amortization                                                      987                    310                    (404)
         Dividends received deduction                                      (21,686)               (24,957)                (28,301)
         Tax credits                                                        (7,903)                (6,698)                 (5,560)
         Sale of subsidiary                                                     --                (64,700)                     --
         Policyholder liabilities                                           (2,133)                    --                      --
         Non-admitted assets                                                (3,080)                17,824                     795
         Tax Cuts and Jobs Act of 2017 adjustment                               --                130,263                      --
         Expense adjustments and other                                        (233)                (1,258)                   (388)
                                                              ---------------------   --------------------   ---------------------
           Total tax                                          $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

         Federal income taxes incurred                        $              2,442    $             4,275    $             61,828
         Tax on capital losses/gains                                         5,459                108,015                  12,283
         Change in net deferred income taxes                               (33,736)                80,840                 (50,370)
                                                              ---------------------   --------------------   ---------------------
           Total statutory income taxes                       $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

      The components of incurred income tax expense for the years ended December 31 were as follows:

                                                                        2018                   2017                    2016
                                                             ---------------------   --------------------   ---------------------
         Tax on income                                       $             16,278    $            12,208    $             67,216
         Tax credits                                                       (7,903)                (6,698)                 (5,560)
         Tax on capital losses/gains                                        5,459                108,015                  12,283
         Other taxes                                                       (5,933)                (1,235)                    172
                                                             ---------------------   --------------------   ---------------------
           Total incurred income tax expense                 $              7,901    $           112,290    $             74,111
                                                             =====================   ====================   =====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2018                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          408,277   $           18,748   $          427,025
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            294,732               18,748              313,480
        Deferred tax liabilities                                           (130,038)             (46,229)            (176,267)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          164,694   $          (27,481)  $          137,213
                                                                 ===================  ===================  ===================

        DECEMBER 31, 2017                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          307,006   $           44,247   $          351,253
        Deferred tax assets non-admitted                                         --                   --                   --
                                                                 -------------------  -------------------  -------------------
                                                                            307,006               44,247              351,253
        Deferred tax liabilities                                           (127,143)             (76,872)            (204,015)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          179,863   $          (32,625)  $          147,238
                                                                 ===================  ===================  ===================

                                                                       CHANGE               CHANGE               CHANGE
                                                                      ORDINARY              CAPITAL               TOTAL
                                                                 -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          101,271   $          (25,499)  $           75,772
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            (12,274)             (25,499)             (37,773)
        Deferred tax liabilities                                             (2,895)              30,643               27,748
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          (15,169)  $            5,144   $          (10,025)
                                                                 ==================  ===================  ===================

      The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

        DECEMBER 31, 2018                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------  --------------
        Federal income taxes paid in prior years recoverable through loss
          carrybacks                                                             $          --  $      10,303   $      10,303
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                  126,391            519         126,910
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                  168,341          7,926         176,267
                                                                                 -------------- --------------  --------------
            Deferred tax assets admitted                                         $     294,732  $      18,748   $     313,480
                                                                                 ============== ==============  ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        DECEMBER 31, 2017                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------- --------------
        Federal income taxes paid in prior years recoverable through loss        $           -- $        38,406 $       38,406
          carrybacks
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                   109,045              --        109,045
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                   197,961           5,841        203,802
                                                                                 -------------- --------------- --------------
            Deferred tax assets admitted                                         $      307,006 $        44,247 $      351,253
                                                                                 ============== =============== ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2017 was $429,711.

      The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                            2018                  2017
                                                                                      -----------------    ------------------
       Ratio percentage                                                                             917%                1012%
       Capital and surplus used                                                       $       2,664,636    $       2,860,843

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The availability of tax planning strategies resulted in an increase of the Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

      The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 1% as of December 31, 2017 of which all was capital for tax purposes.

      The Company did not use any reinsurance tax planning strategies.

      The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                 2018              2017
                                                                                           -----------------  -----------------
         Deferred tax assets:
          Ordinary:
           Policyholder liabilities                                                        $        146,038   $        106,842
           Investments                                                                               40,837                 --
           Deferred acquisition costs                                                               170,997            151,887
           Pension and postretirement benefits                                                       13,238             13,584
           Non-admitted assets                                                                       28,393             25,313
           Other                                                                                      8,774              9,380
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax assets                                                     408,277            307,006
         Non-admitted ordinary deferred tax assets                                                 (113,545)                --
                                                                                           -----------------  -----------------
               Admitted ordinary deferred tax asset                                                 294,732            307,006
         Capital:
           Investments                                                                               15,395             43,358
           Net unrealized capital losses                                                              3,353                889
                                                                                           -----------------  -----------------
             Gross capital deferred tax assets                                                       18,748             44,247
         Non-admitted capital deferred tax assets                                                        --                 --
                                                                                           -----------------  -----------------
         Admitted capital deferred tax asset                                                         18,748             44,247
                                                                                           -----------------  -----------------
               Admitted deferred tax assets                                                         313,480            351,253

         Deferred tax liabilities:
         Ordinary:
           Investments                                                                                8,991              7,983
           Fixed assets                                                                               6,992              5,885
           Deferred and uncollected premium                                                          30,311             30,630
           Policyholder liabilities                                                                  55,993             62,198
           Computer software                                                                          9,557              8,289
           Other                                                                                     18,194             12,158
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax liabilities                                                130,038            127,143
         Capital:
           Investments                                                                                  162              2,513
           Net unrealized capital gains                                                              46,067             74,359
                                                                                           -----------------  -----------------
             Gross capital deferred tax liabilities                                                  46,229             76,872
                                                                                           -----------------  -----------------
               Gross deferred tax liabilities                                                       176,267            204,015
                                                                                           -----------------  -----------------
                 Net deferred tax asset                                                    $        137,213   $        147,238
                                                                                           =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      As of December 31, 2018 and 2017, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income.

      The change in net deferred income taxes is comprised of the following:

                                                                           2018                2017               CHANGE
                                                                     ------------------  ------------------  ------------------

         Total deferred tax assets                                   $         427,025   $         351,253   $          75,772
         Total deferred tax liabilities                                       (176,267)           (204,015)             27,748
                                                                     ------------------  ------------------  ------------------
         Change in net deferred income tax                           $         250,758   $         147,238             103,520
                                                                     ==================  ==================
         Tax effect of deferred tax asset / deferred tax
           liability on unrealized capital gains (losses)                                                              (70,304)
         Tax effect of deferred tax asset on liability for
           pension benefits                                                                                                951
                                                                                                             ------------------
         Change in net deferred tax as reported in surplus                                                              34,167
         Tax effect of deferred tax asset on statutory goodwill                                                           (431)
                                                                                                             ------------------
         Change in net deferred income tax asset                                                             $          33,736
                                                                                                             ==================

      As of December 31, 2018, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total income taxes incurred in the current and prior years of $61,537 are available for recovery in the event of future net losses.

      The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2018.

      A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                               2018                2017
                                                                                         ------------------  ------------------
         Balance at beginning of year                                                    $           4,221   $           4,067
         Additions based on tax positions related to current year                                      216               1,118
         Additions (reductions) for tax positions of prior years                                      (833)               (964)
                                                                                         ------------------  ------------------
           Balance at end of year                                                        $           3,604   $           4,221
                                                                                         ==================  ==================

      Included in the balance of unrecognized tax benefits at December 31, 2018 are potential benefits of $3,604 that, if recognized, would affect the effective tax rate on income from operations.

      As of December 31, 2018, accrued interest and penalties of $169 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $30 is recognized as a current income tax benefit on the statutory statements of operations.

      At December 31, 2018, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

      On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The NAIC's Statement of Statutory Accounting Principle No. 101--Income Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the NAIC's Statutory Accounting Principles (E) Working Group issued Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act(INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

      The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted DTAs for the year ended December 31, 2017.

      A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immmaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

      The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

      All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018 and an amended 2016 tax return will be filed in 2019. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016 or 2017 consolidated tax returns.

(9)   RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $27,095, $25,034 and $22,011 in 2018, 2017 and
      2016, respectively. As of December 31, 2018 and 2017, the amount due to Securian AM under these agreements was $11,624 and $10,606, respectively.

      The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,152, $1,200 and $1,157 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also recognized commission expense of $95,955, $93,911 and $104,747 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company recognized commissions payable to SFS in the amounts of $1,943 and $2,223 for the years as of December 31, 2018 and 2017, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2018 and 2017, the amounts transferred were $16,577 and $15,872, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2018 and 2017, the amount payable to the Company was $16,428 and $34,648, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2018, 2017 and 2016 were $116,194, $130,322 and
     $121,768, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2018, 2017 and 2016 was $2,605, $18,730 and $21,620, respectively, and the amount payable to SFG at December 31, 2018 and 2017 was $5,706 and $13,432, respectively. Settlements are made quarterly.

     Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property Management, Inc. See Note 16 for related details.

     The Company has two group variable universal life policies with SFG. The Company received premiums of $8,640, $7,664 and $7,664 in 2018, 2017 and 2016, respectively, for these policies. The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017 and 2016. As of December 31, 2018 and 2017, reserves held under these policies were $71,518 and $66,076, respectively.

     Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $10,844, $11,412 and $10,992 in 2018, 2017 and
     2016, respectively.

     CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,514, $3,828 and $4,477 in 2018, 2017 and 2016, respectively.

     The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations. For the years ended December 31, 2018, 2017 and 2016, the amount of interest income recognized was $2,562 and $2,584, respectively.

     The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2018, 2017 and 2016, the Company recognized $5,128, $5,521 and $3,300, respectively of income from conversions. The amount receivable from Securian Life at December 31, 2018 and 2017 was $4,383 and $1,799, respectively. These amounts are settled quarterly.

     The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $12,860, $10,277 and $10,798 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2018, 2017 and 2016, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2018 and 2017 was $(3,314) and $1,198, respectively. Depending on Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

     The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2018, 2017 and 2016, the Company sold $40,200, $24,000 and $9,000, respectively, of mortgage loans to Securian Life.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                    2018              2017
                                                                                             ----------------  ----------------
         Admitted assets:
           Premiums deferred and uncollected                                                 $       103,648   $       104,095
                                                                                             ----------------  ----------------
             Total assets                                                                    $       103,648   $       104,095
                                                                                             ================  ================

         Liabilities
           Policy reserves:
             Life insurance                                                                  $        60,283   $        44,876
             Accident and health                                                                       1,031               796
           Policy claims in process of settlement                                                    164,107           137,399
           Other policy liabilities                                                                      127               107
           Accrued commissions and expenses                                                            8,471             8,514
                                                                                             ----------------  ----------------
               Total liabilities                                                             $       234,019   $       191,692
                                                                                             ================  ================

     For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
      Revenues:
        Premiums                                                          $       637,616    $       564,737   $       399,280
                                                                          ----------------   ----------------  ----------------
          Total revenues                                                          637,616            564,737           399,280

      Benefits and expenses:
        Policyholder benefits                                                     562,402            483,995           384,807
        Commission expense                                                         56,184             49,780            35,528
                                                                          ----------------   ----------------  ----------------
          Total benefits and expenses                                             618,586            533,775           420,335
                                                                          ----------------   ----------------  ----------------
            Net income (loss)                                             $        19,030    $        30,962   $       (21,055)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(10) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
     EXPENSES

     Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
         Balance at January 1                                             $        613,399   $       550,728   $       566,182
           Less: reinsurance recoverable                                           526,764           469,933           481,986
                                                                          -----------------  ----------------  ----------------
         Net balance at January 1                                                   86,635            80,795            84,196
         Incurred related to:
           Current year                                                            119,526            96,215            95,840
           Prior years                                                               7,564             6,307             5,861
                                                                          -----------------  ----------------  ----------------
         Total incurred                                                            127,090           102,522           101,701
                                                                          -----------------  ----------------  ----------------
         Paid related to:
           Current year                                                             51,180            49,196            53,470
           Prior years                                                              54,879            47,486            51,632
                                                                          -----------------  ----------------  ----------------
         Total paid                                                                106,059            96,682           105,102
                                                                          -----------------  ----------------  ----------------
         Net balance at December 31                                                107,666            86,635            80,795
           Plus: reinsurance recoverable                                           493,136           526,764           469,933
                                                                          -----------------  ----------------  ----------------
         Balance at December 31                                           $        600,802   $       613,399   $       550,728
                                                                          =================  ================  ================

     The liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $2,766 and $2,103, respectively, and is included in the table above.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased $7,564, $6,307, $5,861 in 2018, 2017 and 2016, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

     The Company incurred $5,222 and paid $4,559 of claim adjustment expenses in the current year, of which $1,416 of the paid amount was attributable to insured and covered events of prior years.

(11) BUSINESS COMBINATIONS AND GOODWILL

     Aggregate goodwill related to acquisitions made in prior years was $37,325 and $43,709 as of December 31, 2018 and 2017, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,384, $6,400 and $6,617 for the year ended December 31, 2018, 2017 and 2016, respectively.

(12) PENSION PLANS AND OTHER RETIREMENT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                  PENSION BENEFITS                     OTHER BENEFITS
                                                        -----------------------------------  ----------------------------------
                                                              2018               2017              2018              2017
                                                        ----------------  -----------------  ----------------  ----------------
         Change in benefit obligation:
         Benefit obligation at beginning of year        $        48,093   $         45,521   $         4,951   $         5,181
         Service cost                                                --                 --               172               193
         Interest cost                                            1,982              1,969               169               195
         Actuarial loss (gain)                                   (4,112)             3,246              (343)             (423)
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Benefit obligation at end of year              $        43,688   $         48,093   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Change in plan assets:
         Fair value of plan assets at beginning of
           year                                         $        45,519   $         43,949   $            --   $            --
         Actual return on plan assets                             1,608              1,563                --                --
         Employer contribution                                    2,282              2,650               456               195
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Fair value of plan assets at end of year       $        47,134   $         45,519   $            --   $            --
                                                        ================  =================  ================  ================
         Funded status                                  $         3,446   $         (2,574)  $        (4,493)  $        (4,951)

         Assets:
         Prepaid plans assets                           $         9,592   $             --   $            --   $            --
         Overfunded plan assets                                  (6,146)                --                --                --
                                                        ----------------  -----------------  ----------------  ----------------
           Total assets                                           3,446                 --                --                --
         Liabilities recognized:
         Accrued benefit costs                                       --             (8,442)            8,729             9,527
         Liability for benefits                                      --             11,016            (4,236)           (4,576)
                                                        ----------------  -----------------  ----------------  ----------------
           Total liabilities recognized                 $            --   $          2,574   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Unrecognized liabilities                       $        (3,446)  $         11,016   $        (4,236)  $        (4,576)

         Weighted average assumptions used to
           determine benefit obligations:
         Discount rate                                             4.34%              3.66%             4.34%             3.66%
         Rate of compensation increase                               --                 --                --                --

         Weighted average assumptions used to
           determine net periodic benefit costs:
         Expected long-term return on plan assets                  3.75%              4.00%               --                --
         Discount rate                                             3.66%              3.82%             3.66%             3.82%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                                         PENSION BENEFITS                 OTHER BENEFITS
                                                                  ------------------------------  ------------------------------
                                                                       2018            2017            2018            2017
                                                                  --------------  --------------  -------------   --------------
         Components of net periodic benefit costs:
         Service cost                                             $          --   $          --   $        172    $         193
         Interest cost                                                    1,982           1,969            169              195
         Expected return on plan assets                                  (1,707)         (1,758)            --               --
         Amount of prior service cost recognized                             --              --           (478)            (151)
         Amount of recognized actuarial loss (gain)                         857             449           (205)            (167)
                                                                  --------------  --------------  -------------   --------------
             Net periodic benefit cost                            $       1,132   $         660   $       (342)   $          70
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus recognized as components
           of net periodic benefit costs:
         Items not yet recognized as a component of net
           periodic benefit cost - prior year                     $      11,016   $       8,024   $     (4,576)   $      (4,471)
         Net prior service (cost) credit recognized                          --              --            478              151
         Net (gain) loss arising during the period                       (4,013)          3,441           (343)            (423)
         Net gain (loss) recognized                                        (857)           (449)           205              167
                                                                  --------------  --------------  -------------   --------------
           Items not yet recognized as a component of net
             periodic benefit cost - current year                 $       6,146   $      11,016   $     (4,236)   $      (4,576)
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus expected to be
           recognized in the next fiscal year as components of
           net periodic benefit cost:
         Net prior service cost (credit)                          $          --   $          --   $       (478)   $        (478)
         Net recognized (gains) losses                                      205             887           (202)            (204)

         Amounts in unassigned surplus that have not yet been
           recognized as components of net periodic benefit
           cost:
         Net prior service cost (credit)                          $          --   $          --   $     (1,561)   $      (2,039)
         Net recognized (gains) losses                                    6,146          11,016         (2,675)          (2,537)

         Accumulated benefit obligation                           $      43,688   $      48,093   $      4,493    $       4,951

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company updated its assumptions as of December 31, 2018 and December 31, 2017 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

     Estimated future benefit payments for pension and other postretirement benefits:

                                                             PENSION            OTHER
                                                            BENEFITS          BENEFITS
                                                        ----------------  ----------------
         2019                                           $         2,600   $           283
         2020                                                     2,562               291
         2021                                                     2,588               298
         2022                                                     2,666               313
         2023                                                     2,812               316
         2024 - 2028                                             14,012             1,517

     For measurement purposes, a 6.90% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2018. The rate was assumed to decrease gradually to 4.40% for 2074 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2018 and 2017. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2018 by $28 and the estimated service cost and interest cost components of net periodic benefit costs for 2018 by $2. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2018 by $25 and the estimated service cost and interest cost components of net periodic postretirement benefit costs for 2018 by $2.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December 31, 2018 and 2017. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

     The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities recorded on the statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets for identical or similar assets and liabilities.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value:

           DECEMBER 31, 2018                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        47,134   $        47,134

           DECEMBER 31, 2017                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        45,519   $        45,519

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

     PROFIT SHARING PLANS

     The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2018, 2017 and 2016 of $1,351, $1,426 and $1,493, respectively.

(13) CAPITAL AND SURPLUS AND DIVIDENDS

     During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647. During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of common stock in the amount of $2,000 during the year ended December 31, 2016.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2018 statutory results, the maximum amount available for the payment of dividends during 2019 by Minnesota Life Insurance Company without prior regulatory approval is $284,897.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(13) CAPITAL AND SURPLUS AND DIVIDENDS (CONTINUED)

     For the year ended December 31, 2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507. During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the year ended December 31, 2016, there were no capital contributions from SFG to the Company.

     Other than noted above, there are no restrictions placed on the Company's unassigned surplus, including for whom the surplus is being held.

     The Company is required to meet certain minimum RBC requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2018 and 2017.

(14) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2018 and 2017, policy reserves are reflected net of reinsurance ceded of $1,443,151 and $1,401,358, respectively.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
           Direct premiums and annuity considerations                     $      7,617,352   $     7,734,636   $     6,498,672
           Reinsurance assumed                                                     662,543           589,467           421,054
           Reinsurance ceded                                                      (733,257)         (737,458)         (680,525)
                                                                          -----------------  ----------------  ----------------
             Total premiums and annuity considerations                    $      7,546,638   $     7,586,645   $     6,239,201
                                                                          =================  ================  ================

     The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 which is included in the reinsurance assumed information above.

     Reinsurance recoveries on ceded reinsurance contracts were $569,139, $529,556 and $587,481 during 2018, 2017 and 2016, respectively.

     For the years ended December 31, 2018, 2017 and 2016, net goodwill amortization on reinsurance transactions was $0.

     As of December 31, 2018, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

         COMPANY REPRESENTATIVE                                                                REINSURER
         ----------------------------------------------------------  ------------------------------------------------------------
         Agent of the Company                                        Argent Reinsurance, LTD
         Agent of the Company                                        Futural Life Insurance Company
         Agent of the Company                                        WFI Reinsurance, LTD
         Agent of the Company                                        Atlantic Security Life Insurance Company, LTD
         Administrative representative of the Company                Southwest Business Corporation

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(15) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2018 and 2017, these securities were reported at $36,901 and $31,714, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $432,373 as of December 31, 2018. The Company estimates that $173,000 of these commitments will be invested in 2019, with the remaining $259,373 invested over the next four years.

     As of December 31, 2018, the Company had committed to originate mortgage loans totaling $250,875 but had not completed the originations.

     As of December 31, 2018, the Company had committed to purchase bonds totaling $76,640 but had not completed the purchase transactions.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2018 and 2017, the assets held in trust were $567,327 and $559,417, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2018 and 2017, this liability was $996 and $941, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,847 and $3,897 as of December 31, 2018 and 2017, respectively. These assets are being amortized over a five-year period.

(16) LEASES

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 and 2016 was $7,499 and $8,416, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2019, $1,444; 2020, $1,248; 2021, $900; 2022, $687; 2023,
     $523. Income from these leases was $3,754, $2,189 and $1,912 for the years ended December 31, 2018, 2017 and 2016, respectively and is reported in net investment income on the statutory statements of operations.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(17) BORROWED MONEY

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by RMBS bonds which are included in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded in net investment income on the statutory statements of operations.

     As of December 31, 2018 and 2017, the balance of the reverse repurchase agreements was $0 and $20,000, respectively. The Company pledged $0 and $19,987 of bonds as collateral as of December 31, 2018 and 2017, respectively. The accrued interest was $0 and $54, respectively, as of December 31, 2018 and 2017. The reverse repurchase agreements and accrued interest are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2018, the Company had entered into agreements with face amount and carrying value totaling $145,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2018 have a maturity of one and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 1.51% to 2.67% during 2018. The Company paid $5,364, $4,110 and $1,896 in interest in 2018, 2017 and 2016, respectively, and accrued interest of $781 and $360 at December 31, 2018 and 2017, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2018 and 2017, the maximum amount borrowed from the FHLB was $350,000 and $495,000, respectively.

     The Company pledged $919,901 of bonds as collateral for FHLB borrowings as of December 31, 2018. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $642,125 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during 2018 and 2017 was $925,924 and $875,742, respectively.

     As of December 31, 2018 and 2017, the Company held FHLB Class A membership stock of $10,000 and the FHLB activity stock of $5,800. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) SURPLUS NOTES

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2018 and 2017, the balance of the surplus notes was $118,000.

     The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2018 and 2017. The interest paid in 2018, 2017 and 2016 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2018 was $238,134. Interest is included in net investment income in the statutory statements of operations.

(19) RETROSPECTIVELY RATED CONTRACTS

     The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

     The amount of net premiums written by the Company at December 31, 2018 that are subject to retrospective rating features was $523,401 which represented 27.2% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(20) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     As of December 31, 2018:

                                                                                                   AMOUNT          % OF TOTAL
                                                                                             ----------------  ----------------
           Subject to discretionary withdrawal:
             With fair value adjustment                                                      $     2,943,629               9.9%
             At book value less surrender charge                                                     341,009               1.2%
             At fair value                                                                        20,468,328              69.0%
                                                                                             ----------------  ----------------
               Total with adjustment or at fair value                                             23,752,966              80.1%
             At book value without adjustment                                                      2,035,194               6.9%
           Not subject to discretionary withdrawal                                                 3,855,025              13.0%
                                                                                             ----------------  ----------------
             Total net annuity actuarial reserves and deposit fund liabilities               $    29,643,185             100.0%
                                                                                             ================  ================

     As of December 31, 2018:

                                                                                                                    AMOUNT
                                                                                                               ----------------
         Life and Accident and Health Annual Statement:
           Annuities                                                                                           $     6,866,381
           Supplementary contracts with life contingencies                                                               7,975
           Asset liability matching reserves                                                                           194,262
           Deposit-type contracts                                                                                    1,524,660
                                                                                                               ----------------
             Total reported on Life and Accident and Health Annual Statement                                         8,593,278
                                                                                                               ----------------
         Annual Statement of the Separate Accounts:
           Exhibit 3 line 0299999, column 2                                                                         21,049,907
                                                                                                               ----------------
             Total reported on the Annual Statement of the Separate Accounts                                        21,049,907
                                                                                                               ----------------
               Combined total                                                                                  $    29,643,185
                                                                                                               ================

(21) PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2018 were as follows:

                                                                                                                    NET OF
                                                                                                   GROSS            LOADING
                                                                                             ----------------  ----------------
           Ordinary new business                                                             $        10,044   $         4,532
           Ordinary renewal business                                                                  59,993           108,928
           Credit life                                                                                   105               105
           Group life                                                                                  1,534             1,434
                                                                                             ----------------  ----------------
             Subtotal                                                                                 71,676           114,999
               Portion of due and unpaid over 90 days                                                   (703)             (703)
               Premiums due and unpaid                                                               227,015           227,015
                                                                                             ----------------  ----------------
             Net admitted asset                                                              $       297,988   $       341,311
                                                                                             ================  ================

(22) SUBSEQUENT EVENTS

     Through April 2, 2019, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                      SCHEDULE OF SELECTED FINANCIAL DATA
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Investment Income Earned:
  U.S. Government bonds                                                                       $        14,984
  Other bonds (unaffiliated)                                                                          602,628
  Bonds of affiliates                                                                                      --
  Preferred stocks (unaffiliated)                                                                       5,010
  Preferred stocks of affiliates                                                                           --
  Common stocks (unaffiliated)                                                                         13,537
  Common stocks of affiliates                                                                              --
  Mortgage loans                                                                                      142,129
  Real estate                                                                                          23,993
  Premium notes, policy loans and liens                                                                28,151
  Cash on hand and on deposit                                                                              --
  Short-term investments                                                                                3,858
  Other invested assets                                                                                 2,426
  Derivative instruments                                                                               30,513
  Aggregate write-ins for investment income                                                             3,428
                                                                                              ----------------
    Gross investment income                                                                   $       870,657
                                                                                              ================

Real Estate Owned - Book Value less Encumbrances                                              $        62,702

Mortgage Loans - Book Value:
  Farm mortgages                                                                              $            --
  Residential mortgages                                                                                    --
  Commercial mortgages                                                                              3,614,864
                                                                                              ----------------
    Total mortgage loans                                                                      $     3,614,864
                                                                                              ================

Mortgage Loans By Standing - Book Value:
  Good standing                                                                               $     3,613,473
  Good standing with restructured terms                                                       $         1,391
  Interest overdue more than 90 days, not in foreclosure                                      $            --
  Foreclosure in process                                                                      $            --

Other Long Term Assets - Statement Value                                                      $       765,922

Collateral Loans                                                                              $            --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

  Bonds                                                                                       $            --
  Preferred stocks                                                                            $            --
  Common stocks                                                                               $       360,809

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents  by  Class  and
  Maturity:
  Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents by
    Maturity - Statement Value:
    Due within one year or less                                                               $       538,350
    Over 1 year through 5 years                                                                     3,851,459
    Over 5 years through 10 years                                                                   5,659,104
    Over 10 years through 20 years                                                                  2,091,553
    Over 20 years                                                                                   3,384,287
    No maturity date                                                                                    4,438
                                                                                              ----------------
      Total by maturity                                                                       $    15,529,191
                                                                                              ================

  Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement
    Value:

    NAIC 1                                                                                    $     9,138,992
    NAIC 2                                                                                          5,799,731
    NAIC 3                                                                                            526,502
    NAIC 4                                                                                             60,493
    NAIC 5                                                                                              3,469
    NAIC 6                                                                                                  4
                                                                                              ----------------
        Total by NAIC designation                                                             $    15,529,191
                                                                                              ================

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded              $    11,942,022
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed             $     3,587,169

Preferred Stocks - Statement Value                                                            $        49,406
Common Stocks - Market Value                                                                  $       755,930
Short-Term Investments and Cash Equivalents - Book Value                                      $       142,881
Options, Caps & Floors Owned - Statement Value                                                $       100,048
Options, Caps & Floors Written and In Force - Statement Value                                 $       (25,242)
Collar, Swap & Forward Agreements Open - Statement Value                                      $        47,185
Futures Contracts Open - Current Value                                                        $            --
Cash on Deposit                                                                               $       (81,363)

Life Insurance In Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $    78,607,436
  Credit Life                                                                                 $     6,371,246
  Group Life                                                                                  $   492,608,673

Amount of Accidental Death Insurance In Force Under Ordinary Policies                         $        36,564

Life Insurance Policies with Disability Provisions in Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $       206,658
  Credit Life                                                                                 $        59,801
  Group Life                                                                                  $   280,727,776

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Supplementary Contracts in Force:
  Ordinary - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $       116,923
    Income Payable                                                                            $         6,601
  Ordinary - Involving Life Contingencies:
    Income Payable                                                                            $           340
  Group - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $         3,118
    Income Payable                                                                            $            --
  Group - Involving Life Contingencies:
    Income Payable                                                                            $            --

Annuities:
  Ordinary:
    Immediate - Amount of Income Payable                                                      $       105,360
    Deferred - Fully Paid - Account Balance                                                   $     1,464,754
    Deferred - Not Fully Paid - Account Balance                                               $     5,937,364
  Group:
    Immediate - Amount of Income Payable                                                      $       177,370
    Deferred - Fully Paid - Account Balance                                                   $            --
    Deferred - Not Fully Paid - Account Balance                                               $        12,695

Accident and Health Insurance - Premiums In Force:
  Ordinary                                                                                    $            --
  Group                                                                                       $       457,778
  Credit                                                                                      $        51,697

Deposit Funds and Dividend Accumulations:
  Deposit Funds - Account Balance                                                             $     1,338,369
  Dividend Accumulations - Account Balance                                                    $        66,161

Claim Payments:
  Group Accident and Health:
    2018                                                                                      $        38,400
    2017                                                                                      $        36,663
    2016                                                                                      $         3,714
    2015                                                                                      $         1,922
    2014                                                                                      $           112
    Prior                                                                                     $         1,229
  Other Accident and Health:
    2018                                                                                      $           170
    2017                                                                                      $             6
    2016                                                                                      $            --
    2015                                                                                      $            --
    2014                                                                                      $            --
    Prior                                                                                     $           477
  Other Coverages that use Developmental Methods to Calculate Claims Reserves:
    2018                                                                                      $         4,670
    2017                                                                                      $         6,034
    2016                                                                                      $         2,951
    2015                                                                                      $         1,679
    2014                                                                                      $           879
    Prior                                                                                     $           329

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

1.) Total admitted assets (excluding separate accounts):                                    $    22,347,163

2.) 10 Largest exposures to a single issuer/borrower/investment:

    ISSUER                                                                                       AMOUNT         PERCENTAGE
    --------------------------------------------------------------------------------------  ----------------  ---------------
    FNMA - Loan Backed Securities                                                           $       848,036              3.8%
    FHLMC - Loan Backed Securities                                                          $       723,410              3.2%
    Securian Life Insurance Co                                                              $       360,809              1.6%
    Wells Fargo                                                                             $       244,340              1.1%
    Goldman Sachs                                                                           $       189,970              0.9%
    Morgan Stanley                                                                          $       138,465              0.6%
    JP Morgan                                                                               $       134,405              0.6%
    Morgan Stanley Bank of America Merrill Lynch Trust                                      $       128,833              0.6%
    Berkshire Hathaway                                                                      $       112,011              0.5%
    UBS Commercial Mortgage Trust                                                           $       111,915              0.5%

3.) Total admitted assets held in bonds and preferred stocks by NAIC rating:

    BONDS                                       AMOUNT        PERCENTAGE        STOCKS           AMOUNT         PERCENTAGE
    ---------------------------------------  --------------  --------------  -------------  ----------------  ---------------
    NAIC-1                                   $   9,138,992            40.9%  P/RP-1         $            --              0.0%
    NAIC-2                                   $   5,799,731            26.0%  P/RP-2         $        33,754              0.2%
    NAIC-3                                   $     526,502             2.4%  P/RP-3         $        13,256              0.1%
    NAIC-4                                   $      60,493             0.3%  P/RP-4         $         2,396              0.0%
    NAIC-5                                   $       3,469             0.0%  P/RP-5         $            --              0.0%
    NAIC-6                                   $           4             0.0%  P/RP-6         $            --              0.0%

4.) Assets held in foreign investments:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Total admitted assets held in foreign investments:                                      $     1,221,666              5.5%
    Foreign-currency denominated investments of:                                            $            --              0.0%
    Insurance liabilities denominated in that same foreign currency:                        $            --              0.0%

5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1                                                               $     1,189,753              5.3%
    Countries rated by NAIC-2                                                               $        15,521              0.1%
    Countries rated by NAIC-3 or below                                                      $        16,392              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        Australia                                                          $       301,341              1.3%
         Country:        United Kingdom                                                     $       255,401              1.1%
    Countries rated by NAIC-2
         Country:        Panama                                                             $         9,993              0.0%
         Country:        Mauritius                                                          $         4,156              0.0%
    Countries rated by NAIC-3 or below
         Country:        Barbados                                                           $         8,241              0.0%
         Country:        Guernsey                                                           $         8,151              0.0%

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
7.) Aggregate unhedged foreign currency exposure:                                           $        64,989              0.3%

8.) Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
     Countries rated by NAIC-1                                                              $        64,042              0.3%
     Countries rated by NAIC-2                                                              $           947              0.0%
     Countries rated by NAIC-3 or below                                                     $            --              0.0%

9.) Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        United Kingdom                                                     $        20,271              0.1%
         Country:        Sweden                                                             $         8,632              0.0%
    Countries rated by NAIC-2
         Country:        Italy                                                              $           947              0.0%
         Country:        None                                                               $            --              0.0%
    Countries rated by NAIC-3 or below
         Country:        None                                                               $            --              0.0%
         Country:        None                                                               $            --              0.0%

10.) 10 Largest non-sovereign foreign issues:

     ISSUER                                                                 NAIC RATING          AMOUNT         PERCENTAGE
     -------------------------------------------------------------------  ----------------  ----------------  ---------------
     Electricite de France                                                       1          $        55,059              0.2%
     Vodafone Group                                                              2          $        41,465              0.2%
     Takeda Pharmaceutical Co                                                    2          $        40,829              0.2%
     Daimler Finance                                                             1          $        39,973              0.2%
     TransGrid                                                                   2          $        35,000              0.2%
     Ausgrid                                                                     2          $        35,000              0.2%
     Nestle Holdings                                                             1          $        33,272              0.1%
     CSL Limited                                                                 1          $        30,000              0.1%
     Port of Melbourne                                                           2          $        30,000              0.1%
     SAP SE                                                                      1          $        27,500              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

11.) There were no admitted assets held in Canadian investments and unhedged
      Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.) There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.) Admitted assets held in the largest 10 equity interests:

     ISSUER                                                                                      AMOUNT         PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Securian Life Insurance Co                                                             $       360,809              1.6%
     Securian Asset Management Mutual Funds                                                 $        60,433              0.3%
     iShares Mutual Funds                                                                   $        59,415              0.3%
     Charles River Funds                                                                    $        26,813              0.1%
     Varde Funds                                                                            $        25,823              0.1%
     AEA Funds                                                                              $        25,362              0.1%
     Draper Fisher Jurvetson Funds                                                          $        23,139              0.1%
     Revolution Funds                                                                       $        18,248              0.1%
     Greyrock Capital Group Funds                                                           $        16,598              0.1%
     Falcon Funds                                                                           $        16,456              0.1%

14.) There were no admitted assets held in nonaffiliated, privately placed equities that exceeded 2.5% of the Company's total admitted assets

15.) There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

                                                                     (Continued)
                                       59

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

16.) Admitted assets held in mortgage loans:

     10 Largest Annual Statement Schedule B aggregate mortgage interests:

     ISSUER                                                               TYPE                    AMOUNT        PERCENTAGE
     ---------------------------------------------------------  --------------------------  ----------------  ---------------
     Massry Portfolio                                           Commercial                  $        62,270              0.3%
     Meritex-Atlanta                                            Commercial                  $        43,250              0.2%
     Wilshire Union Shopping Center                             Commercial                  $        41,000              0.2%
     Towers Of Colonie Apartments                               Commercial                  $        39,328              0.2%
     Marshalls Plaza                                            Commercial                  $        32,000              0.1%
     Hubb Nyc Portfolio                                         Commercial                  $        27,500              0.1%
     Concord Ave Medical                                        Commercial                  $        23,800              0.1%
     West Market Plaza, West Market Plaza Land                  Commercial                  $        23,707              0.1%
     Kelsey II, Kelsey 1A1B, Aon 31st                           Commercial                  $        22,782              0.1%
     Wedge Hotel Portfolio                                      Commercial                  $        22,628              0.1%

     Admitted assets held in the following categories of mortgage loans:

     CATEGORY                                                                                   AMOUNT          PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Construction loans                                                                     $            --              0.0%
     Mortgage loans over 90 days past due                                                   $            --              0.0%
     Mortgage loans in the process of foreclosure                                           $            --              0.0%
     Mortgage loans foreclosed                                                              $            --              0.0%
     Restructured mortgage loans                                                            $         1,391              0.0%

17.) Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

     LOAN-TO-VALUE               RESIDENTIAL                        COMMERCIAL                        AGRICULTURAL
     ---------------  ---------------------------------  ---------------------------------  ---------------------------------
     Above 95%        $            --              0.0%  $            --              0.0%  $            --              0.0%
     91% to 95%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     81% to 90%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     71% to 80%       $            --              0.0%  $        47,017              0.2%  $            --              0.0%
     below 70%        $            --              0.0%  $     3,567,847             16.0%  $            --              0.0%

18.) There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

19.) There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.) Total admitted assets subject to the following types of agreements:

                                                                                         AT END OF EACH QUARTER
                                                                               ---------------------------------------------
     AGREEMENT TYPE                                     AT YEAR END               1ST QTR         2ND QTR        3RD QTR
     -----------------------------------------  -----------------------------  --------------  --------------  -------------
     Securities lending                         $         --             0.0%  $          --   $          --   $         --
     Repurchase                                 $         --             0.0%  $          --   $          --   $         --
     Reverse repurchase                         $         --             0.0%  $          --   $          --   $         --
     Dollar repurchase                          $         --             0.0%  $          --   $          --   $         --
     Dollar reverse repurchase                  $         --             0.0%  $          --   $          --   $         --

21.) Warrants not attached to other financial instruments, options, caps, and floors:

                                                            OWNED                         WRITTEN
                                                -----------------------------  ------------------------------
     Hedging                                    $          --            0.0%  $          --             0.0%
     Income generation                          $          --            0.0%  $          --             0.0%
     Other                                      $          --            0.0%  $          --             0.0%

22.) Potential exposure for collars, swaps and forwards:

                                                                                             AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR         2ND QTR        3RD QTR
                                                -----------------------------  --------------  --------------  -------------
     Hedging                                    $      5,983             0.0%  $       5,801   $       5,556   $      7,057
     Income generation                          $         --             0.0%  $          --   $          --   $         --
     Replications                               $         --             0.0%  $          --   $          --   $         --
     Other                                      $         59             0.0%  $          43   $          56   $         51

23.) Potential exposure for future contracts:

                                                                                          AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR        2ND QTR         3RD QTR
                                                -----------------------------  --------------  -------------  --------------
     Hedging                                    $      26,170            0.1%  $      26,579   $     31,177   $      27,793
     Income generation                          $          --            0.0%  $          --   $         --   $          --
     Replications                               $          --            0.0%  $          --   $         --   $          --
     Other                                      $          --            0.0%  $          --   $         --   $          --

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Bonds
  US treasury securities                                           $       469,314         2.17%  $       469,314         2.18%
  US government agency obligations
    Issued by US government agencies                               $           679         0.00%  $           679         0.00%
    Issued by US government sponsored agencies                     $        12,266         0.06%  $        12,266         0.06%
  Foreign government                                               $        43,444         0.20%  $        43,444         0.20%
  Securities issued by states, territories and possessions and political subdivisions in the US State, territories and
    possessions general obligations                                $         3,018         0.01%  $         3,018         0.01%
    Political subdivisions of states, territories and
      possessions and political subdivisions general obligations   $        71,204         0.33%  $        71,204         0.33%
    Revenue and assessment obligations                             $       730,848         3.38%  $       730,848         3.39%
    Industrial development and similar obligations                 $            --         0.00%  $            --         0.00%
  Mortgage backed securities
    Pass-through securities
      Issued or guaranteed by GNMA                                 $        42,875         0.20%  $        42,875         0.20%
      Issued or guaranteed by FNMA and FHLMC                       $     1,092,128         5.05%  $     1,092,128         5.07%
      All other                                                    $            --         0.00%  $            --         0.00%
    CMOs and REMICs
      Issued or guaranteed by GNMA, FNMA, FHLMC or VA              $       530,702         2.45%  $       530,702         2.47%
      Issued by non-US Government issuers and collateralized by
        MBS issued or guaranteed by GNMA, FNMA, FHLMC or VA        $            --         0.00%  $            --         0.00%
      All other                                                    $     1,553,534         7.18%  $     1,553,534         7.22%

Other debt and other fixed income securities
  Unaffiliated domestic securities                                 $     9,549,306        44.11%  $     9,549,306        44.35%
  Unaffiliated foreign securities                                  $     1,420,763         6.56%  $     1,420,763         6.60%
  Affiliated securities                                            $            --         0.00%  $            --         0.00%

Equity interests
  Investments in mutual funds                                      $       125,704         0.58%  $       125,704         0.58%
  Preferred stocks
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $        49,406         0.23%  $        49,406         0.23%
  Publicly traded equity securities
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $       253,617         1.17%  $       253,617         1.18%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                    SUMMARY INVESTMENT SCHEDULE (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Equity interests (continued)
  Other equity securities
      Affiliated                                                   $       360,819         1.67%  $       360,809         1.68%
      Unaffiliated                                                 $        15,800         0.07%  $        15,800         0.07%
  Other equity interests including tangible personal property under lease
      Affiliated                                                   $            --         0.00%  $            --         0.00%
      Unaffiliated                                                 $            --         0.00%  $            --         0.00%

Mortgage loans
  Construction and land development                                $            --         0.00%  $            --         0.00%
  Agricultural                                                     $            --         0.00%  $            --         0.00%
  Single family residential properties                             $            --         0.00%  $            --         0.00%
  Multifamily residential properties                               $            --         0.00%  $            --         0.00%
  Commercial loans                                                 $     3,614,864        16.70%  $     3,614,864        16.79%
  Mezzanine real estate loans                                      $            --         0.00%  $            --         0.00%

Real estate investments
  Property occupied by the company                                 $        62,702         0.29%  $        62,702         0.29%
  Property held for production of income                           $            --         0.00%  $            --         0.00%
  Property held for sale                                           $            --         0.00%  $            --         0.00%

Policy loans                                                       $       522,925         2.42%  $       519,511         2.41%

Derivatives                                                        $       149,598         0.69%  $       149,598         0.70%

Receivable for securities                                          $        32,719         0.15%  $        32,619         0.15%

Securities lending collateral                                      $            --         0.00%  $            --         0.00%

Cash, cash equivalents and short-term investments                  $        61,518         0.28%  $        61,518         0.29%

Other invested assets                                              $       877,244         4.05%  $       765,922         3.55%
                                                                   ----------------  -----------  ----------------  -----------

Total invested assets                                              $    21,646,997       100.00%  $    21,532,151       100.00%
                                                                   ================  ===========  ================  ===========

See accompanying independent auditors' report.

                            PART C: OTHER INFORMATION
Item 26. Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27. Directors and Officers of the Minnesota Life Insurance Company


Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Erich J. Axmacher                      Assistant General Counsel
Minnesota Life Insurance Company       and Chief Privacy Officer
400 Robert Street North
St. Paul, MN  55101

Barbara A. Baumann                     Vice President, Service and Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                       Director
1823 Park Avenue
Mahtomedi, MN 55115

Gary R. Christensen                    Director, Attorney-in-Fact,
Minnesota Life Insurance Company       Senior Vice President,
400 Robert Street North                General Counsel and Secretary
St. Paul, MN  55101

Susan L. Ebertz                        Vice President -- Enterprise Benefits
Minnesota Life Insurance Company       Distribution
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                        Senior Vice President - Individual Markets
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Benjamin G. S. Fowke III               Director
Chairman, President and CEO
Xcel Energy, Inc.
414 Nicollet Mall, 401-9
Minneapolis, MN 55401

Craig J. Frisvold                      Vice President - ILAD Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                          Director
President, North America
Weber Shandwick
510 Marquette Ave, 13F
Minneapolis, MN 55402

Eric B. Goodman                        Director
101 North 7th St
Suite 202
Louisville, KY 40202

Mark J. Geldernick                     Vice President and Chief Risk Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Christopher M. Hilger                  Director, Chairman of the Board,
Minnesota Life Insurance Company       President and CEO
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                         Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Daniel H. Kruse                        Vice President and Actuary - ILAD
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                       Senior Vice President, Treasurer
Minnesota Life Insurance Company       and Controller
400 Robert Street North
St. Paul, MN  55101

Andrea L. Mack                         Second Vice President, Individual
Minnesota Life Insurance Company       Product Solutions Group
400 Robert Street North
St. Paul, MN  55101

Susan M. Munson-Regala                 Second Vice President and Actuary -
Minnesota Life Insurance Company       Group Insurance
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                    Senior Vice President - HR & Corporate
Minnesota Life Insurance Company       Services
400 Robert Street North
St. Paul, MN 55101

Daniel Preiner                         Second Vice President & CCO
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                        Director
5000 France Avenue
South #23
Edina, MN 55410-2060

Robert L. Senkler                      Director
557 Portsmouth Court
Naples, FL 34110

Bruce P. Shay                          Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John A. Yaggy                          Second Vice President and
Minnesota Life Insurance Company       Assistant Controller
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                      Director, Executive Vice President
Minnesota Life Insurance Company       and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101


Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Robert Street Property Management, Inc.

     Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

     Minnesota Life Insurance Company
     Securian Ventures, Inc.

     Securian Asset Management, Inc.

     Securian Financial Services, Inc.
     Securian Casualty Company

     Ochs, Inc.

     Lowertown Capital, LLC (Delaware)
     Securian Holding Company Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company

     Marketview Properties, LLC
     Marketview Properties II, LLC
     Marketview Properties III, LLC
     Marketview Properties IV, LLC

     Securian AAM Holdings, LLC (Delaware)
     Oakleaf Service Corporation

Majority-owned subsidiary of Securian AAM Holdings, LLC:

     Asset Allocation & Management Company, L.L.C. (Delaware)


Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):


     Securian Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

     Canadian Premier Life Insurance Company (Ontario, Canada)
     Canadian Premier General Insurance Company (Ontario, Canada)
     Selient, Inc. (Ontario, Canada)
     CRI Canada Ltd. (British Columbia, Canada)


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.


Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

     CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29. Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

         Variable Fund D
         Variable Annuity Account
         Minnesota Life Variable Life Account
         Minnesota Life Variable Universal Life Account
         Securian Life Variable Universal Life Account
         Minnesota Life Individual Variable Universal Life Account

     (b) Directors and officers of Securian Financial Services, Inc.:


                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------
George I. Connolly                   President, Chief
Securian Financial Services, Inc.    Executive Officer and
400 Robert Street North              Director
St. Paul, Minnesota 55101

Warren J. Zaccaro                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Gary R. Christensen                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101


                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------
Jeffrey D. McGrath                   Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter                Senior Vice President - Chief Compliance
Securian Financial Services, Inc.    Officer and Anti-Money Laundering Compliance
400 Robert Street North              Officer
St. Paul, Minnesota 55101

Kjirsten G. Zellmer                  Vice President -
Securian Financial Services          Strategy & Business
400 Robert Street North              Operations
St. Paul, Minnesota 55101

Kristin M. Ferguson                  Vice President, Chief Financial Officer,
Securian Financial Services, Inc.    Treasurer and Financial Operations
400 Robert Street North              Principal
St. Paul, MN 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


 Name of            Net Underwriting  Compensation on
Principal             Discounts and    Redemption or    Brokerage      Other
Underwriter            Commissions     Annuitization   Commissions  Compensation
-----------         ----------------  ---------------  -----------  ------------

Securian Financial,
 Services Inc.         $     700,407       --             --           --




Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32. Management Services

None.

Item 33. Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-85496, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 26th day of April, 2019.


                                  MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    (Registrant)

                              By: MINNESOTA LIFE INSURANCE COMPANY
                                                    (Depositor)

                                  By /s/ Christopher M. Hilger
                                     -------------------------------------------
                                               Christopher M. Hilger

                                         Chairman of the Board, President and
                                               Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


Signature                        Title                              Date
---------                        -----                              ----
/s/ Christopher M. Hilger        Chairman of the Board,        April 26, 2019
---------------------------      President and Chief
Christopher M. Hilger            Executive Officer

*                                Director
---------------------------
Robert L. Senkler

*                                Director
---------------------------
Mary K. Brainerd

*                                Director
---------------------------
Gary R. Christensen

Signature                        Title                                 Date
---------                        -----                                 ----

*
---------------------------      Director
Sara H. Gavin

*
---------------------------      Director
Eric B. Goodman

*                                Director
---------------------------
John H. Hooley

*                                Director
---------------------------
Trudy A. Rautio

*
---------------------------      Director
Bruce P. Shay

*                                Director
---------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President      April 26, 2019
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief financial officer)

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President      April 26, 2019
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief accounting officer)

/s/ David J. LePlavy
---------------------------      Senior Vice President,        April 26, 2019
David J. LePlavy                 Treasurer and Controller
                                 (treasurer)

/s/ Gary R. Christensen
---------------------------      Director, Attorney-in-Fact,   April 26, 2019
Gary R. Christensen              Senior Vice President,
                                 General Counsel and Secretary



* Pursuant to power of attorney dated April 8, 2019, a copy of which is filed herewith.

                                  EXHIBIT INDEX



Exhibit Number      Description of Exhibit
--------------      ----------------------

26(a)               Resolution of the Board of Trustees of The Minnesota Mutual
                    Life Insurance Company dated August 8, 1994, filed on
                    March 3, 1997 as Exhibit A(1) to the Registrant's Form S-6,
                    File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(b)               Not Applicable.

26(c)(1)            The Amended and Restated Distribution Agreement between
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc., filed on April 27, 2009, as Exhibit
                    24(c)(3) to Variable Annuity Account's Form N-4, File
                    Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)            Agent Sales Agreement, filed on March 3, 1997 as
                    Exhibit A(3)(b) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(d)(1)            Group Variable Universal Life Policy, form MHC-94-18660 Rev.
                    5-2001, filed on April 24, 2002 as Exhibit A(5)(a) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(2)            Group Variable Universal Life Policy Certificate, Level
                    Death Benefit, form MHC-94-18661 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(b) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(3)            Group Variable Universal Life Policy Certificate, Variable
                    Death Benefit, form MHC-94-18662 Rev. 5-2001, filed on
                    April 27, 2009 as Exhibit 26(d)(3) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 20, is hereby incorporated by reference.

26(d)(4)            Special Rider for use with Group Policy, form MHC-94-18672
                    Rev. 1-95, filed on March 4, 1999 as Exhibit A(5)(d) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(5)            Spouse Coverage for use with Group Policy Certificate, Level
                    Death Benefit, form MHC-94-18670 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(e) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(6)            Spouse Coverage for use with Group Policy Certificate,
                    Variable Death Benefit, form MHC-94-18671 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(f) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(7)            Waiver Agreement, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18676 filed on March 4, 1999 as
                    Exhibit A(5)(g) to


Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(8)            Children's Rider, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18679 filed on March 4, 1999 as
                    Exhibit A(5)(h)to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(9)            Accidental Death and Dismemberment Rider, Certificate
                    Supplement, for use with Group Policy, form MHC-94-18680 filed on March 4, 1999 as Exhibit A(5)(i) to Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 4, is hereby incorporated by reference.

26(d)(10)           Accelerated Benefits Agreement, for use with Group Policy, form MHC-94-18677 filed on March 13, 2000 as Exhibit A(5)(j)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(11)           Accelerated Benefits, Certificate Supplement, for use with
                    Group Policy, form MHC-94-18678 filed on March 13, 2000 as
                    Exhibit A(5)(k) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(d)(12)           Policy Rider - Children's Benefit, for use with Group
                    Policy, form MHC-94-18681 filed on March 4, 1999 as
                    Exhibit A(5)(l) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(13)           Policy Rider - Accidental Death and Dismemberment, for use
                    with Group Policy, form MHC-94-18682 filed on March 4, 1999 as Exhibit A(5)(m) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(14)           Policy Rider - Waiver of Premium, for use with Group Policy, form MHC-94-18683 filed on March 13, 2000 as Exhibit A(5)(n)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(15)           Individual Variable Universal Life Policy, Level Death
                    Benefit, form MHC-94-18665 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(o) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(16)           Individual Variable Universal Life Policy, Variable Death
                    Benefit, form MHC-94-18673 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(p) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(17)           Individual Policy Rider - Accelerated Benefits Agreement,
                    for use with the Individual Policy, form MHC-94-18686 filed on March 4, 1999 as Exhibit A(5)(q) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(18)           Individual Policy Rider - Accidental Death and Dismemberment
                    Benefit, for use with the Individual Policy, form
                    MHC-94-18687 filed on March 4, 1999 as Exhibit A(5)(r) to
                    Registrant's Form S-6, File


Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(19)           Individual Policy Rider - Waiver Agreement, for use with the
                    Individual Policy, form MHC-94-18688 filed on March 4, 1999 as Exhibit A(5)(s) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(20)           Individual Policy Rider - Children's Benefit, for use with the Individual Policy, form MHC-94-18689 filed on March 4,
                    1999 as Exhibit A(5)(t) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(21)           Policyholder Contribution Rider, for use with the Group
                    Policy, form MHC-96-18701 filed on March 4, 1999 as
                    Exhibit A(5)(u) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(22)           Policyholder Contribution Certificate Supplement, for use
                    with the Group Policy, form MHC-96-18702 filed on March 4,
                    1999 as Exhibit A(5)(v) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(23)           Spouse and Child Term Life Insurance Policy Rider, for use
                    with the Group Policy, form MHC-96-18703 filed on March 4,
                    1999 as Exhibit A(5)(w) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(24)           Spouse and Child Term Life Insurance Certificate Supplement,
                    for use with the Group Policy, form MHC-96-18704 filed
                    on March 4, 1999 as Exhibit A(5)(x) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(25)           Group Variable Universal Life Guaranteed Account Amendment,
                    for use with the Group Policy, form 00-30133 filed
                    on February 27, 2001 as Exhibit A(5)(y) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(26)           Group Variable Universal Life Guaranteed Account
                    Endorsement, for use with the Group Policy, form 00-30134
                    filed on February 27, 2001 as Exhibit A(5)(z) to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 7, is hereby incorporated by reference.

26(d)(27)           Group Variable Universal Life Partial Surrender Amendment,
                    for use with the Group Policy, form 00-30158 filed on
                    February 27, 2001 as Exhibit A(5)(aa) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(28)           Group Variable Universal Life Partial Surrender Endorsement,
                    for use with the Group Policy, form 00-30159 filed on
                    February 27, 2001 as Exhibit A(5)(bb) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------

26(d)(29)           Variable Universal Life Guaranteed Account Amendment, form
                    01-30390, filed on April 24, 2002 as Exhibit A(5)(cc) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(30)           Variable Universal Life Partial Surrender Amendment, form
                    01-30391, filed on April 24, 2002 as Exhibit A(5)(dd) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(31)           Spouse/Domestic Partner Coverage Rider, form 07-30969, filed on February 29, 2008 as Exhibit 26(d)(31) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(32)           Certificate of Insurance Spouse/Domestic Partner Coverage,
                    form 07-30970, filed on February 29, 2008 as Exhibit
                    26(d)(32) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(33)           Policy Rider Waiver Agreement, form 07-30971, filed on
                    February 29, 2008 as Exhibit 26(d)(33) to the Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 18, is hereby incorporated by reference.

26(d)(34)           Certificate Supplement - Waiver Agreement, form 07-30972,
                    filed on February 29, 2008 as Exhibit 26(d)(34) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(35)           Spouse and Child Term Life Insurance Policy Rider, form
                    07-30960, filed on February 29, 2008 as Exhibit 26(d)(35)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(36)           Spouse and Child Term Life Insurance Certificate Supplement,
                    form 07-30961, filed on February 29, 2008 as Exhibit
                    26(d)(36) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(37)           Policy Rider Accidental Death and Dismemberment Benefit,
                    form 07-30962, filed on February 29, 2008 as Exhibit
                    26(d)(37) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(38)           Certificate Supplement Accidental Death and Dismemberment
                    Benefit, form 07-30963, filed on February 29, 2008 as
                    Exhibit 26(d)(38) to the Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 18, is
                    hereby incorporated by reference.

26(d)(39)           Group Policy Amendment, form 08-31041, filed on April 27,
                    2009 as Exhibit 26(d)(39) to the Registrant's Form S-6,
                    File Number 33-85496, Post-Effective Amendment Number 20,
                    is hereby incorporated by reference.

26(d)(40)           Certificate Endorsement, form 08-31042, filed on April 27,
                    2009 as Exhibit 26(d)(40) to the Registrant's Form S-6,
                    File Number 33-85496, Post-Effective Amendment Number 20,
                    is hereby incorporated by reference.

26(d)(41)           2001 CSO Tables, form 08-31049, filed on April 27, 2009 as
                    Exhibit 26(d)(41) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(42)           Group Insurance Policy, form 08-31055, filed on April 27,
                    2009 as Exhibit 26(d)(42) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(43)           Certificate of Insurance - Level Death Benefit, form
                    08-31056, filed on April 27, 2009 as Exhibit 26(d)(43) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(44)           Certificate of Insurance - Variable Death Benefit, form
                    08-31057, filed on April 27, 2009 as Exhibit 26(d)(44) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(45)           Certificate of Insurance [Spouse] Coverage - Level Death
                    Benefit, form 08-31058, filed on April 27, 2009 as Exhibit
                    26(d)(45) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(46)           Certificate of Insurance [Spouse] Coverage - Variable Death
                    Benefit, form 08-31059, filed on April 27, 2009 as Exhibit
                    26(d)(46) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(47)           Group Insurance Policy, form 08-31065, filed on April 27,
                    2009 as Exhibit 26(d)(47) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 20, is
                    hereby incorporated by reference.

26(d)(48)           Certificate of Insurance - Level Death Benefit, form
                    08-31066, filed on April 27, 2009 as Exhibit 26(d)(48) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(49)           Certificate of Insurance - Variable Death Benefit, form
                    08-31067, filed on April 27, 2009 as Exhibit 26(d)(49) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(50)           Certificate of Insurance [Spouse] Coverage - Level Death
                    Benefit, form 08-31068, filed on April 27, 2009 as Exhibit
                    26(d)(50) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(51)           Certificate of Insurance [Spouse] Coverage - Variable Death
                    Benefit, form 08-31069, filed on April 27, 2009 as Exhibit
                    26(d)(51) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(52)           Group Policy Amendment, form 08-31017, filed on April 27,
                    2009 as Exhibit 26(d)(52) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 20, is
                    hereby incorporated by reference.

26(d)(53)           Certificate Endorsement, form 08-31018, filed on April 27,
                    2009 as Exhibit 26(d)(53) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 20, is
                    hereby incorporated by reference.

26(d)(54)           Group Life Insurance Evidence of Insurability, form
                    03-30567, filed on April 27, 2009 as Exhibit 26(d)(54) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(55)           Accidental Death and Dismemberment Policy Rider, Form 06-30882
                    filed on April 26, 2018 as Exhibit 26(d)55 to the Minnesota Life
                    Variable Universal Life Account's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 31, is hereby
                    incorporated by reference.

26(d)(56)           Accidental Death and Dismemberment Certificate Supplement,
                    Form 06-30883 filed on April 26, 2018 as Exhibit 26(d)56 to the
                    Minnesota Life Variable Universal Life Account's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 31,
                    is hereby incorporated by reference.

26(d)(57)           Implementation Credit Policy Rider, Form 14-31642 filed on
                    April 26, 2018 as Exhibit 26(d)57 to the Minnesota Life Variable
                    Universal Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 31, is hereby incorporated by reference.

26(e)(1)            Group Variable Universal Life Policy Application, form
                    MHC-94-18663 Rev. 2-96, filed on March 4, 1999 as Exhibit
                    A(10)(a)(i) to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(2) Group Variable Universal Life Policy, Individual Enrollment, form 00-30198, filed on February 27, 2001 as Exhibit
                    A(10)(a)(ii)to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(3)            Group Variable Universal Life Policy, Evidence of
                    Insurability form, form MHC-94-18669, filed on March 4, 1999 as Exhibit A(10)(a)(v) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(4) Group Variable Universal Life Policy, Spouse Enrollment, form 00-30242, filed on February 27, 2001 as Exhibit
                    A(10)(a)(iv) to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(5) Variable Universal Life Employee Application, form 01-30392, filed on April 24, 2002 as Exhibit A(10)(a)(v)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(6) Variable Universal Life Spouse Application, form 01-30393, filed on April 24, 2002 as Exhibit A(10)(a)(vi)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(7)            Variable Group Universal Life Employee Application, form
                    08-31007, filed on April 27, 2009 as Exhibit 26(e)(7) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(e)(8)            Variable Group Universal Life Spouse Application, form
                    08-31008, filed on April 27, 2009 as Exhibit 26(e)(8) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(e)(9)            Group Variable Universal Life Policy, Evidence of
                    Insurability, Form 12-31468 filed on April 26, 2018 as
                    Exhibit 26(e)9 to the Minnesota Life Variable Universal Life
                    Account's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 31, is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor filed on March 4, 1999 as Exhibit A(6)(a) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(f)(2)            Bylaws of the Depositor filed on November 23, 2004 as
                    Exhibit 26(f)(2) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 333-120704, Initial Registration
                    Statement, is hereby incorporated by reference.

26(g)               Automatic Reinsurance Agreement between Minnesota Life
                    Insurance Company and Swiss Re Life & Health America Inc.
                    filed on September 9, 2003 as Exhibit 27(g) to Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 12, is hereby incorporated by reference.

26(h)(1)(i)         Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(1)(i)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 32,
                    on April 27, 2012, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------

26(h)(1)(ii)        Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective
                    Amendment Number 32, on April 27, 2012, is hereby
                    incorporated by reference.

26(h)(2)(i)         Fund Participation Agreement between Janus Aspen Series,
                    Janus Distributors, Inc. and Minnesota Life Insurance
                    Company, filed on February 27, 2003 as Exhibit 27(h)(2)(i)
                    to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(2)(ii)        Addendum Dated May 1, 2000 to Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors, Inc. and
                    Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(ii) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(iii)       Amendment to Fund Participation Agreement between Janus
                    Aspen Series, Janus Distributors, Inc. and Minnesota Life
                    Insurance Company, filed on February 27, 2003 as Exhibit
                    27(h)(2)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 10, is hereby
                    incorporated by reference.

26(h)(2)(iv)        Amendment Dated December 1, 2002 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, filed on February
                    27, 2003 as Exhibit 27(h)(2)(iv) to Registrant's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(v)         Amendment Dated March 1, 2004 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22,
                    2005 as Exhibit 26(h)(2)(v) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 14, is
                    hereby incorporated by reference.

26(h)(2)(vi)        Amendment dated May 1, 2005 to the Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(2)(vii)       Amendment Number Two to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(2)(viii)      Rule 22c-2 Shareholder Information Agreement between Janus
                    Capital Management, LLC, Janus Services LLC, Janus
                    Distributors LLC, Janus Aspen Series and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(2)(viii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(2)(ix)        Amendment Number Eight to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(x) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 36, on April 27, 2015, is hereby
                    incorporated by reference.

26(h)(3)(i)         Amended and Restated Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation
                    and Minnesota Life Insurance Company, filed on April 20,
                    2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 17, is
                    hereby incorporated by reference.

26(h)(3)(ii)        First Amendement to Amended and Restated Participation
                    Agreement among Minnesota Life Insurance Company, Fidelity
                    Distributors Corporation, Variable Insurance Products Fund,
                    Variable Insurance Products Fund II, Variable Insurance
                    Products Fund III and Variable Insurance Products Fund IV,
                    previously filed on December 14, 2007 as exhibit
                    26(h)(4)(ii) to Minnesota Life Individual Variable Universal
                    Life Account's Form N-6, File Number 333-144604,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------

26(h)(4)            Fund Shareholder Services Agreement between Minnesota Life
                    Insurance Company and Ascend Financial Services, Inc., filed on February 27, 2003 as Exhibit 27(h)(6) to
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 10, is hereby incorporated by reference.

26(h)(5)(i)         Waddell & Reed Target Funds, Inc. Participation Agreement,
                    previously filed on February 19, 2004 as exhibit 27(h)(15)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 333-109853, Pre-Effective Amendment Number 1, is
                    hereby incorporated by reference.

26(h)(5)(ii)        Amendment Number One to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc., previously filed as
                    Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(5)(iii)       Shareholder Information Agreement among Ivy Funds
                    Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(5)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(5)(iv)        Second Amendment to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company,
                    Waddell & Reed, Inc. and W&R Target Funds, Inc., filed
                    on February 27, 2009 as Exhibit 24(c)(8)(n)(ii) to
                    Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(h)(5)(v)         Third Amendment to Target Funds Participation Agreement
                    among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                    Portfolios, and Minnesota Life Insurance Company, filed
                    on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.

26(h)(5)(vi)        Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                    Participation Agreement (Excludes Products Sold Through W&R
                    Distribution System) among Minnesota Life Insurance Company,
                    Waddell & Reed, Inc., and Ivy Funds Variable Insurance
                    Portfolios, previously filed as Exhibit 26(h)(13)(vi) to
                    Minnesota Life Variable Life Account's Form N-6, File Number
                    33-3233, Post- Effective Amendment Number 35 on April 25,
                    2014, is hereby incorporated by reference.

26(h)(6)(i)         Participation Agreement between Lord Abbett Distributor
                    LLC and Minnesota Life Insurance Company filed on April 27,
                    2004 as Exhibit 27(h)(8) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 13, is
                    hereby incorporated by reference.

26(h)(6)(ii)        Rule 22c-2 Agreement between Lord Abbett Distributor LLC and
                    Minnesota Life Insurance Company, filed on April 20, 2007 as
                    Exhibit 26(h)(6)(ii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(7)(i)         Participation Agreement among Van Eck Worldwide Insurance
                    Trust, Van Eck Securities Corporation, Van Eck
                    Associations Corporation and Minnesota Life Insurance
                    Company, filed on February 29, 2008 as Exhibit 26(h)(7)(i)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(h)(7)(ii)        VanEck Shareholder Information Agreement between Minnesota
                    Life Insurance Company and Van Eck Securities Corporation,
                    filed on April 20, 2007 as Exhibit 26(h)(7)(ii) to
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 17, is hereby incorporated by reference.

26(h)(8)            Participation Agreement among Pioneer Variable Contracts
                    Trust, Minnesota Life Insurance Company, Pioneer Investment
                    Management, Inc. and Pioneer Funds Distributor, Inc., filed on August 27, 2010 as Exhibit 26(h)(8) to Registrant's Form
                    N-6, File Number 33-85496, Post-Effective Amendment Number
                    23, is hereby incorporated by reference.

26(h)(8)(a)         Participation Agreement among Oppenheimer Variable Account
                    Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                    Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to
                    Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(b)         Amendment No. 1 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company filed on April 29, 2003 as exhibit
                    24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(8)(c)         Amendment No. 2 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company filed on April 29, 2003 as exhibit
                    24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(8)(d)         Amendment No. 3 to the Participation Agreement among
                    Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 23, on April 26, 2005, is hereby
                    incorporated by reference.

26(h)(8)(e)         Amendment No. 4 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(v) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(8)(f)         Amendment No. 5 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(k)(v) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(8)(g)         Amendment No. 6 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's
                    Form N-4, File Number 333-136242, Post-Effective Amendment
                    Number 3, is hereby incorporated by reference.

26(h)(8)(h)         Amendment No. 7 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company effective August 1,
                    2010 previously filed on April 25, 2011 as exhibit
                    24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26
                    and 171, is hereby incorporated by reference.

26(h)(8)(i)         Amendment No. 8 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post- Effective
                    Amendment Number 35 on April 25, 2014, is hereby
                    incorporated by reference.

26(h)(8)(j)         Amendment No. 9 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(x) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post- Effective
                    Amendment Number 35 on April 25, 2014, is hereby
                    incorporated by reference.

26(h)(9)(a)         Participation Agreement among MFS Variable Insurance Trust,
                    Massachusetts Financial Services Company and Minnesota Life
                    Insurance Company filed on April 30, 2003 as exhibit
                    27(h)(13)(i) to Minnesota Life Variable Universal Life
                    Account's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(b)         Amendment No. 1 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company filed on April
                    30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable
                    Universal Life Account's Form N-6, File Number 333-96383,
                    Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(c)         Amendment No. 2 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company filed on April
                    30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life
                    Variable Universal Life Account's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(h)(9)(d)         Amendment No. 3 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously
                    filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is
                    hereby incorporated by reference.

26(h)(9)(e)         Amendment No. 4 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously
                    filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is
                    hereby incorporated by reference.

26(h)(9)(f)         Letter dated December 7, 2005 amending Participation
                    Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance
                    Company, previously filed as Exhibit 26(h)(13)(vi) to
                    Minnesota Life Variable Life Account's Form N-6, File Number
                    33-64395, Post-Effective Amendment Number 13, on April 21,
                    2006, is hereby incorporated by reference.

26(h)(9)(g)         Amendment No. 5 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company filed on
                    December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(9)(h)         Fee letter dated September 1, 2010 referencing the
                    Participation Agreement by and among the MFS Variable
                    Insurance Trust, Minnesota Life Insurance and Massachusetts
                    Financial Services Company previously filed on April 25,
                    2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by
                    reference.

26(h)(9)(i)         Amendment No. 6 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company
                    and Massachusetts Financial Services Company effective
                    September 1, 2010 previously filed on April 25, 2011 as
                    exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Numbers
                    26 and 171, is hereby incorporated by reference.

26(h)(9)(j)         Amendment No. 7 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company,
                    and Massachusetts Financial Services Company, previously
                    filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota
                    Life Individual Variable Universal Life Account's Form N-6,
                    File Number 333-183590, Post-Effective Amendment Number 7,
                    is hereby incorporated by reference.

26(h)(9)(k)         Amendment No. 8 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company,
                    and Massachusetts Financial Services Company, previously
                    filed on April 27, 2015 as exhibit 26(h)(6)(xii) to
                    Minnesota Life Individual Variable Universal Life Account's
                    Form N-6, File Number 333-183590, Post-Effective Amendment
                    Number 7, is hereby incorporated by reference.

26(h)(9)(l)         Amendment No. 9 to Participation Agreement by and among MFS
                    Variable Insurance Trust, MFS Variable Insurance Trust II,
                    Minnesota Life Insurance Company, and Massachusetts
                    Financial Services Company, previously filed on November 8,
                    2017 as exhibit 24(b)(k)(xii) to Variable Annuity Account's
                    Form N-4, File Number 333-212515, Post-Effective Amendment
                    Number 4, is hereby incorporated by reference.

26(h)(9)(m)         Amendment No. 10 to Participation Agreement by and
                    among MFS Variable Insurance Trust, MFS Variable Insurance
                    Trust II, Minnesota Life Insurance Company, and
                    Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(k)(xiii) to Variable
                    Annuity Account's Form N-4, File Number 333-212515,
                    Post-Effective Amendment Number 4, is hereby incorporated by reference

26(h)(10)(a)        Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc.,
                    American Funds Service Company, Capital Research and
                    Management Company, and American Funds Insurance Series
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(jj)
                    to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(h)(10)(b)        Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., American Funds
                    Distributors, Inc. and Capital Research and Management
                    Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(kk) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and
                    171, is hereby incorporated by reference.

26(h)(10)(c)        American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(ll)
                    to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(h)(10)(d)        Amendment No. 1 to Fund Participation and Service Agreement
                    among Minnesota Life Insurance Company, American Funds
                    Distributors, Inc., American Funds Service Company, Capital
                    Research and Management Company, and American Funds
                    Insurance Series, previously filed as Exhibit 26(h)(24)(iv)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post- Effective Amendment Number 35 on April
                    25, 2014, is hereby incorporated by reference.

26(h)(10)(e)        Amendment No. 3 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(v) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(10)(f)        Amendment No. 4 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(vi) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(11)(a)        Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, ALPS
                    Advisers, Inc. and ALPS Distributors, Inc. , previously
                    filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(11)(b)        Amendment Number One to the Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                    Distributors, Inc. filed on February 25, 2010 as exhibit
                    24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Post-Effective Amendments 11 and 161 is
                    hereby incorporated by reference.

26(h)(11)(c)        Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed on April 27, 2010 as
                    exhibit 26(h)(18)(iii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Numbers 30 and 78, is hereby incorporated by
                    reference.

26(h)(11)(d)        Amendment Number Three to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed as Exhibit
                    26(h)(18)(iv) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post- Effective Amendment Number
                    35 on April 25, 2014, is hereby incorporated by reference.

26(h)(11)(e)        Amendment Number Four to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed as Exhibit 26(h)(18)(v)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post- Effective Amendment Number 35 on April
                    25, 2014, is hereby incorporated by reference.

26(h)(11)(f)        Amendment Number Five to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed as Exhibit
                    26(h)(18)(vi) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post- Effective Amendment Number
                    35 on April 25, 2014, is hereby incorporated by reference.

26(h)(12)(a)        Participation Agreement among Vanguard Variable Insurance
                    Fund, The Vanguard Group, Inc., Vanguard Marketing
                    Corporation and Minnesota Life Insurance Company, previously filed on December 14, 2007 as exhibit 26(h)(7)(i) to
                    Minnesota Life Individual Variable Universal Life Account's
                    Form N-6, File Number 333-144604, Pre-Effective Amendment
                    Number 1, is hereby incorporated by reference.

26(h)(12)(b)        Schedule A to the Participation Agreement among Vanguard
                    Variable Insurance Fund, The Vanguard Group, Inc., Vanguard
                    Marketing Corporation and Minnesota Life Insurance Company
                    as Amended as of September 1, 2012, previously filed as
                    Exhibit 26(h)(7)(ii) to Minnesota Life Individual Variable
                    Universal Life Account's Form N-6, File Number 333-144604,
                    Post- Effective Amendment Number 17 on April 25, 2014, is
                    hereby incorporated by reference.

26(h)(12)(c)        Schedule A to the Participation Agreement among Vanguard
                    Variable Insurance Fund, The Vanguard Group, Inc., Vanguard
                    Marketing Corporation and Minnesota Life Insurance Company
                    as Amended as of May 1, 2014, previously filed as Exhibit
                    26(h)(7)(iii) to Minnesota Life Individual Variable
                    Universal Life Account's Form N-6, File Number 333-144604,
                    Post- Effective Amendment Number 17 on April 25, 2014, is
                    hereby incorporated by reference.

26(i)(1)            Investment Accounting Agreement between Securian Financial
                    Group, Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(q) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)            Administration Agreement between Securian Financial Group,
                    Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(r) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)               Not Applicable.

26(k)               Opinion and consent of Chad M. Bigalke, Esq.

26(l)               Not Applicable.

26(m)               Not Applicable.

26(n)               Consent of KPMG LLP.

26(o)               Not Applicable.

26(p)               Not Applicable.

26(q)               Redeemability exemption.

26(r)               Minnesota Life Insurance Company - Power of Attorney to Sign
                    Registration Statements.
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